As filed with the Securities and Exchange Commission on [            ], 2013

Securities Act File No. 333-[            ]

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549.

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

Ohio National Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

One Financial Way

Montgomery, Ohio 45242

(Address of Principal Executive Offices) (Zip Code)

(513) 794-6100

(Registrant’s Telephone Number, including Area Code)

Copy to:

Kimberly A. Plante, Secretary	Donald S. Mendelsohn
Ohio National Fund, Inc.	Thompson Hine LLP
One Financial Way	312 Walnut Street, 14th Floor
Montgomery, Ohio 45242	Cincinnati, OH 45202
(Name and Address of Agent for Service)

Title of securities being registered: Shares of a class of the Registrant

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing become effective on 30 days after filing date pursuant to Rule 488 under the Securities Act of 1933, as amended.

TARGET EQUITY/INCOME PORTFOLIO

A SERIES OF OHIO NATIONAL FUND, INC.

One Financial Way

Montgomery, Ohio 45242

[                    ], 2013

Dear Contract Owner:

We wish to provide you with some important information concerning your investment. You are receiving this Combined Prospectus/Information Statement because you own an Ohio National or National Security variable annuity contract or variable life insurance policy and have contract values allocated to the Target Equity/Income Portfolio. The Board of Directors (the “Board”) of Ohio National Fund, Inc. (the “Corporation”), after careful consideration, has approved the reorganization (the “Reorganization”) of the Target Equity/Income Portfolio (the “Target Fund”), a class (herein referred to as “series”) of the Corporation, into the Target VIP Portfolio (the “Survivor Fund”), also a series of the Corporation. The Target Fund and the Survivor Fund are sometimes each referred to separately as a “Fund”, and together as the “Funds”. The series surviving the Reorganization, the Survivor Fund, will be referred to herein as the “Combined Fund”. The Reorganization does not require your approval, and you are not being asked to vote. The attached Combined Prospectus/Information Statement contains information about the Survivor Fund and provides details about the terms and conditions of the Reorganization. You should review the Combined Prospectus/Information Statement carefully and retain it for future reference.

The Target Fund and Survivor Fund have identical investment objectives and their principal investment strategies are similar. The primary difference between the two investment strategies are the sub-strategies to which the Fund’s assets are allocated; however, both Funds invest in common stock and select the companies in which to invest based on a model of the Funds’ sub-adviser, First Trust Advisors L.P. Currently, the Funds are managed by the same portfolio managers. We anticipate that the Reorganization will result in benefits to the shareholders of the Target Fund as discussed more fully in the Combined Prospectus/Information Statement. As a general matter, we believe that after the Reorganization, the Combined Fund will provide you with the same investment objective to seek above average total return, with generally lower gross expenses and portfolio management efficiencies.

The Board has concluded that the Reorganization is in the best interests of each of the Funds and their respective shareholders. In approving the Reorganization, the Board considered, among other things, the similarities between the Funds’ investment objectives and strategies, the superior long term performance of the Survivor Fund, the expected lower expense ratio for the Combined Fund, and the terms and conditions of the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Board also considered that, because the Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies (collectively, “variable contracts”) offered by Ohio National Life and National Security, it is not anticipated that the Reorganization will have any tax consequences for owners of variable contracts.

In the Reorganization, shareholders of the Target Fund will receive common stock of the Survivor Fund with the same aggregate net asset value, as the shares of common stock of the Target Fund they currently hold, and their Target Fund shares will be redeemed. Immediately after the Reorganization, your contract values that were allocated to the Target Fund immediately prior to the closing of the Reorganization will be allocated to the Survivor Fund.

Following the Reorganization, the Target Fund will cease operations as a separate series of the Corporation. Shareholders of the Target Fund will not be assessed any sales charges, redemption fees or any other shareholder fee in connection with the Reorganization. In addition, we do not expect the Reorganization to cause the owners of variable contracts to recognize any federally taxable gains or losses.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION.

Contract values that you have allocated to the Target Fund will automatically be allocated to the Survivor Fund. If you have questions, please contact us at 1-800-366-6654.

As always, we appreciate your support.

Sincerely,

Christopher A. Carlson, President

QUESTIONS AND ANSWERS

We recommend that you read the complete Combined Prospectus/Information Statement. The following Questions and Answers provide an overview of the key features of the Reorganization and of the information contained in this Combined Prospectus/Information Statement.

Q.	What is this document and why did we send it to you?

A.	This is a Combined Prospectus/Information Statement that provides you with information about a plan of reorganization between Ohio National Fund, Inc. (the “Corporation”), on behalf of the Target Equity/Income Portfolio (the “Target Fund”) and the Corporation, on behalf of the Target VIP Portfolio (the “Survivor Fund”). The Target Fund and the Survivor Fund are sometimes each referred to separately as a “Fund”, and together as the “Funds.” The Funds pursue identical investment objectives and similar investment strategies. When the reorganization (the “Reorganization”) is completed, your contract values that were allocated to the Target Fund will be allocated to the Survivor Fund, and the Target Fund will be terminated as a class (herein referred to as “series”) of the Corporation. Please refer to the Combined Prospectus/Information Statement for a detailed explanation of the Reorganization, and a more complete description of the Survivor Fund.

Shares of the Target Fund are offered only to separate accounts of Ohio National and National Security in connection with their variable annuity contracts and variable life insurance policies. You are receiving this Combined Prospectus/Information Statement because you own an Ohio National or National Security variable annuity contract or variable life insurance policy and have contract values allocated to the Target Fund as of [RECORD DATE]. The Reorganization does not require approval by you or by shareholders of either the Target or Survivor Fund, and you are not being asked to vote.

Q.	Has the Board of Directors approved the Reorganization?

A.	Yes, the Board of Directors of the Corporation (the “Board”) has approved the Reorganization. After careful consideration, the Board, including all of the Directors who are not “interested persons” of the Corporation (as defined in the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Directors”), determined that the Reorganization is in the best interests of the Target Fund’s and Survivor Fund’s shareholders and that neither Fund’s existing shareholders will be diluted as a result of the Reorganization. It is expected that the Target Fund will benefit from the possible operating efficiencies and economies of scale that may result from combining the assets of the Target Fund with the assets of the Survivor Fund.

Q.	Why is the Reorganization occurring?

A.	The Board has determined that Target Fund shareholders may benefit from an investment in the Combined Fund in the following ways:

(i)	Shareholders of the Target Fund will remain invested in an open-end fund that has greater net assets; and

(ii)	The larger net asset size of the Combined Fund is expected to result in operating efficiencies (e.g., certain fixed costs, such as legal expenses, audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the Combined Fund).

Q.	How will the Reorganization affect the shareholders and me as a contract owner?

A.

Upon the closing of the Reorganization, Target Fund shareholders will become shareholders of the Survivor Fund, and contract values that you have allocated to the Target Fund will be allocated to the Survivor Fund. With the Reorganization, all of the assets and the liabilities of the Target Fund will be combined with those

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of the Survivor Fund. An account will be created for each shareholder that will be credited with shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Target Fund shares at the time of the Reorganization.

The number of shares a shareholder receives (and thus the number of shares allocated to a contract owner) will depend on the relative net asset values per share of the two Funds immediately prior to the Reorganization. Thus, although the aggregate net asset value in a shareholder’s account will be the same, a shareholder may receive a greater or lesser number of shares than it currently holds in the Target Fund. No physical share certificates will be issued to shareholders. As a result of the Reorganization, a Target Fund shareholder will hold a smaller percentage of ownership in the Combined Fund than such shareholder held in the Target Fund prior to the Reorganization.

Q.	Why is no shareholder action necessary?

A.	Neither a vote of the shareholders of the Target Fund nor a vote of the shareholders of the Survivor Fund is required to approve the Reorganization under Maryland general corporation law or under the Corporation’s charter. Under Rule 17a-8 of the 1940 Act, a vote of shareholders of the Target Fund is not required.

Q.	When will the Reorganization occur?

A.	The Reorganization is expected to take effect on or about [CLOSING DATE], or as soon as possible thereafter.

Q.	Who will pay for the Reorganization?

A.	The costs of the Reorganization will be borne by Ohio National Investments, Inc., each Fund’s investment adviser.

Q.	Will the Reorganization result in any federal tax liability to me?

A.	It is not anticipated that the Reorganization will result in a tax consequence to owners of variable contracts.

Q.	Can I reallocate my contract values before the Reorganization takes place?

A.	Yes. If permitted by and in accordance with applicable rules under your contract, you may transfer your contract values out of the Target Fund and into any other investment option made available by your variable annuity contract or life insurance policy.

Q.	Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A.	No. Shareholders will not pay any sales load, commission or other similar fee in connection with the Reorganization, and thus contract owners will not pay any such fee indirectly.

Q.	Are there differences in front-end sales loads or contingent deferred sales charges?

A.	No. Neither Fund has a front-end sales load or contingent deferred sales charge.

Q.	Whom do I contact for further information?

A.	You can contact your financial adviser for further information. You may also contact the Funds at 1-800-366-6654. You may also visit our website at www.ohionational.com.

Important additional information about the Reorganization is set forth in the accompanying Combined

Prospectus/Information Statement. Please read it carefully.

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INFORMATION STATEMENT FOR

TARGET EQUITY/INCOME PORTFOLIO, A SERIES OF OHIO NATIONAL FUND, INC.

ONE FINANCIAL WAY

MONTGOMERY, OHIO 45242

PROSPECTUS FOR

TARGET VIP PORTFOLIO, A SERIES OF OHIO NATIONAL FUND, INC.

ONE FINANCIAL WAY

MONTGOMERY, OHIO 45242

DATED [N-14 DATE], 2013

RELATING TO THE REORGANIZATION OF

TARGET EQUITY/INCOME PORTFOLIO

WITH AND INTO

TARGET VIP PORTFOLIO

EACH A SERIES OF OHIO NATIONAL FUND, INC.

This Combined Prospectus/Information Statement is furnished to you as an owner of a variable annuity contract or variable life insurance policy (collectively, a “variable contract”) having contract values allocated to the Target Equity/Income Portfolio (the “Target Fund”), a class (herein referred to as “series”) of Ohio National Fund, Inc., a Maryland corporation (the “Corporation”). As provided in the Agreement and Plan of Reorganization (the “Plan of Reorganization”), the Target Fund will be reorganized into the Target VIP Portfolio (the “Survivor Fund”), also a series of the Corporation (the “Reorganization”). The Target Fund and the Survivor Fund are each referred to herein as a “Fund”, and together, the “Funds.” The Fund surviving the Reorganization, the Survivor Fund, will be referred to herein as the “Combined Fund”. The separate accounts of The Ohio National Life Insurance Company (“ONLI”), Ohio National Life Assurance Corporation (“ONLAC”, and together with ONLI, “Ohio National Life”) and National Security Life and Annuity Company (“National Security”) hold all Target Fund and Survivor Fund shares on behalf of all owners of variable contracts. For purposes of this Combined Prospectus/Information Statement, the terms “shareholder,” “you” and “your” may refer to such contract owners and to the separate accounts of Ohio National Life and National Security, unless the context otherwise requires.

The Board of Directors of the Corporation (the “Board”), on behalf of each Fund, has approved the Reorganization and has determined that the Reorganization is in the best interests of the Funds and their respective shareholders. The Survivor Fund pursues an investment objective identical to that of the Target Fund, and the investment strategies of the Funds are similar. The primary difference between the two investment strategies are the sub-strategies to which the Fund’s assets are allocated; however, both Funds invest in common stock and select the companies in which to invest based on a model of the Funds’ sub-adviser, First Trust Advisors L.P. For more information on each Fund’s investment strategies, see “Summary—Investment Objectives and Principal Investment Strategies” below.

At the closing of the Reorganization, the Survivor Fund will acquire substantially all of the assets and the liabilities of the Target Fund in exchange for shares of the Survivor Fund. Immediately after receiving the Survivor Fund shares, the Target Fund will distribute these shares to its shareholders in the liquidation of the Target Fund. Target Fund shareholders will receive shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares they held immediately prior to the Reorganization. After distributing these shares, the Target Fund will be terminated as a series of the Corporation. Contract values that you have allocated to the Target Fund immediately prior to the Reorganization will be allocated to the Survivor Fund. As a result of the Reorganization a shareholder of the Target Fund will have a smaller percentage of ownership in the Combined Fund than such shareholder’s percentage of ownership in the Target Fund prior to the Reorganization.

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This Combined Prospectus/Information Statement sets forth concisely the information you should know about the Reorganization of the Target Fund and constitutes an offering of the shares of the Survivor Fund issued in the Reorganization. Please read it carefully and retain it for future reference.

A Statement of Additional Information dated [                    ], 2013 (the “Reorganization SAI”), relating to this Combined Prospectus/Information Statement and the Reorganization has been filed with the Securities and Exchange Commission (the “SEC”), and is incorporated by reference into (legally considered to be part of) this Combined Prospectus/Information Statement. A copy of the Reorganization SAI is available upon request and without charge by contacting the Funds toll free at 1-800-366-6654.

In addition, the following documents each have been filed with the Securities and Exchange Commission (the “SEC”), and are incorporated herein by reference:

•	the Prospectus related to the Target Fund, dated May 1, 2013;

•	the Statement of Additional Information related to the Target Fund and Survivor Fund, dated May 1, 2013;

•	the Annual Report to shareholders of Ohio National Fund, Inc. relating to the Target Fund for the fiscal year ended December 31, 2012, which has previously been sent to shareholders of the Target Fund; and

•	the Semi-Annual Report to shareholders of Ohio National Fund, Inc. relating to the Target Fund for the fiscal period ended June 30, 2013, which has previously been sent to shareholders of the Target Fund.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

The Reorganization SAI, as well as the Funds’ Prospectus, Statement of Additional Information and their annual and semi-annual reports, are available upon request and without charge by writing to the Funds at One Financial Way, Montgomery, Ohio 45242 or by calling toll-free at 1-800-366-6654. They are also available, free of charge, at the Funds’ website at www.ohionational.com. Information about the Funds can also be reviewed and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549-0102. Call 1-202-551-8090 for information on the operation of the public reference room. This information is also accessible via the Edgar database on the SEC’s internet site at www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

THIS COMBINED PROSPECTUS/INFORMATION STATEMENT IS EXPECTED TO BE SENT TO SHAREHOLDERS ON OR ABOUT [N-14 DATE].

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION NOT CONTAINED IN THIS COMBINED PROSPECTUS/INFORMATION STATEMENT AND, IF SO GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS COMBINED PROSPECTUS/INFORMATION STATEMENT DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

NEITHER THE SEC NOR ANY STATE REGULATOR HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Information Statement and is qualified in its entirety by references to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Information Statement carefully.

The Corporation, organized under the laws of the state of Maryland, is an open-end management investment company registered with the SEC. The Target Fund and Survivor Fund are organized as separate classes (herein referred to as “series”) of the Corporation. The investment objective of each of the Target Fund and the Survivor Fund is to seek above average total return.

Ohio National Investments, Inc. (“Ohio National”) is the investment adviser for the Funds and will serve as the investment adviser for the Combined Fund. The Funds are managed by the Funds’ sub-adviser, First Trust Advisors L.P. (“First Trust”). The Investment Committee of First Trust is responsible for the day-to-day management of each Fund’s assets. The current members of the Investment Committee are Daniel J. Lindquist, Managing Director of First Trust; David G. McGarel, Chief Investment Officer and Managing Director of First Trust; Jon C. Erickson, Senior Vice President of First Trust; and Roger F. Testin, Senior Vice President of First Trust, and they are expected to continue the day-to-day management of the Combined Fund following the Reorganization.

Shares of the Funds are offered only to separate accounts of Ohio National Life and National Security in connection with their variable annuity contracts and variable life insurance policies (collectively, “variable contracts”).

The Reorganization.

The Proposed Reorganization. The Board, including the Directors who are not “interested persons” of the Corporation (as defined in the 1940 Act) (the “Independent Directors”), on behalf of each of the Target Fund and the Survivor Fund, has approved the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Plan of Reorganization provides for:

•	the transfer of substantially all of the assets and the liabilities of the Target Fund to the Survivor Fund in exchange for shares of the Survivor Fund;

•	the distribution of such shares to the Target Fund’s shareholders; and

•	the termination of the Target Fund as a separate series of the Corporation.

When the proposed Reorganization is completed, the Survivor Fund will acquire substantially all of the assets and liabilities of the Target Fund, and shareholders of the Target Fund will receive shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares that the shareholders own immediately prior to the Reorganization.

Background and Reasons for the Proposed Reorganization. The Reorganization has been proposed because Ohio National believes that it is no longer feasible to manage the Target Fund as a separate series of the Corporation. The Target Fund is a redundant product offering with limited growth potential. The assets of the Target Fund have been decreasing over time and the prospects for additional growth of the Fund are small. The Survivor Fund has an identical investment objective and similar investment strategies as the Target Fund. Following the Reorganization, the Combined Fund shareholders are projected to have a generally lower gross annual operating expense ratio because certain fixed costs, such as legal expenses, audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total operating expenses borne by the shareholders. As a result, Ohio National believes Target Fund shareholders would benefit from becoming shareholders of the Survivor Fund.

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In approving the Plan of Reorganization, the Board, on behalf of the Target Fund, including the Independent Directors, determined that the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund shareholders will not be diluted as a result of the Reorganization. Before reaching this conclusion, the Board engaged in a thorough review process relating to the proposed Reorganization. The Board approved the Reorganization at a meeting held on August 15, 2013.

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•	After the Reorganization, shareholders will be invested in a Combined Fund with an identical investment objective and similar principal investment strategies;

•	The Survivor Fund outperformed the Target Fund by 498 basis points and 224 basis points in average annual total return for the 3 year and 5 year periods ended June 30, 2013, respectively (although the Survivor Fund underperformed by 426 basis points for the 1 year period, the Directors noted that this performance is included in the 3 and 5 year performance and emphasized that they are more focused on longer term performance);

•	The same portfolio management team that currently manages each Fund is expected to manage the Combined Fund following the closing of the Reorganization;

•	The Combined Fund resulting from the completion of the Reorganization is expected to achieve certain operating efficiencies from its larger net asset size;

•	The Combined Fund, as a result of economies of scale, is expected to have a lower ratio of expenses to average net assets than that of the Target Fund prior to the Reorganization;

•	The Reorganization is not expected to result in any tax consequence to the owners of variable contacts;

•	The Funds and their shareholders will not bear any of the costs of the Reorganization; and

•	The Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund shares.

The Board, including all of the Independent Directors, concluded, based upon the factors and determinations summarized above, that completion of the Reorganization is advisable and in the best interests of the shareholders of each Fund, and that the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization. The determinations on behalf of each Fund were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Neither a vote of the shareholders of the Target Fund nor a vote of the shareholders of the Survivor Fund is required to approve the Reorganization under Maryland general corporation law or under the Corporation’s charter.

In addition, under Rule 17a-8 under the 1940 Act, a vote of the shareholders of the Target Fund is not required if as a result of the Reorganization: (i) there is no policy of the Target Fund that under Section 13 of the 1940 Act could not be changed without a vote of a majority of its outstanding voting securities that is materially different from a policy of the Survivor Fund; (ii) the Survivor Fund’s advisory contract is not materially different from that of the Target Fund; (iii) the Independent Directors of the Target Fund who were elected by its shareholders will comprise a majority of the Independent Directors of the Board overseeing the Survivor Fund; and (iv) after the Reorganization, the Survivor Fund will not be authorized to pay fees under a 12b-1 plan that are greater than fees authorized to be paid by the Target Fund under such a plan. The Reorganization meets all of these conditions, and, therefore, a vote of shareholders is not required under the 1940 Act.

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Investment Objectives and Principal Investment Strategies

The Funds have identical investment objectives and similar, though not identical, investment strategies. The Combined Fund’s investment objective and principal investment strategies will be those of the Survivor Fund. See “Comparison of the Target Fund and the Survivor Fund—Comparison of Investment Objectives and Principal Investment Strategies” below.

Each Fund’s investment objective is to seek above average total return. Both Funds normally invest in the common stocks of companies that are identified by a model which applies separate uniquely specialized strategies. Both Funds are passively managed, meaning that the stocks that are selected are held for one year until the next stock selection date. The primary difference between the two investment strategies are the sub-strategies to which the Fund’s assets are allocated.

For information on risks, see “Comparison of the Target Fund and Survivor Fund—Risks of the Funds”, below. The fundamental investment policies applicable to each Fund are identical.

Fees and Expenses

As an investor, shareholders pay fees and expenses to buy and hold shares of the Fund. Shareholders may pay shareholder fees directly when they buy or sell shares. Shareholders pay annual fund operating expenses indirectly because they are deducted from Fund assets.

The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding shares of the Fund. These tables do not reflect fees or expenses that may be charged in connection with variable contracts issued by Ohio National Life and National Security that offer each Fund as an underlying investment option. If such charges were included, the following fees and expenses would be higher. The pro forma columns show expenses of the Combined Fund as if the Reorganization had occurred on the last day of the Fund’s fiscal year ended December 31, 2012. The Annual Fund Operating Expenses table and Example tables shown below are based on actual expenses incurred during each Fund’s fiscal year ended December 31, 2012. Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Target Fund	Survivor Fund	Pro Forma Combined Fund
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	None	None
Other expenses	0.24%	0.27%	0.19%

Total Annual Fund Operating Expenses	0.84%	0.87%	0.79%

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EXAMPLES

This Example is intended to help you compare the cost of investing your variable contract assets in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Target Fund	$86	$268	$466	$1,037
Survivor Fund	$89	$278	$482	$1,073
Pro Forma—Combined Fund	$81	$252	$439	$978

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Target Fund’s portfolio turnover rate was 83% of the average value of its portfolio, and the Survivor Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Federal Tax Consequences

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by Ohio National Life and National Security. As a result, provided that the variable contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code or annuity contracts under Section 72 of the Internal Revenue Code, it is expected that the Reorganization will not be a taxable event for owners of variable contracts, regardless of the tax status of the Reorganization, and any dividend declared as described below will not be taxable to owners of variable contracts.

It is expected that the Reorganization itself will be a tax-free reorganization under Section 368(a) of the Internal Revenue Code. Accordingly, no gain or loss is expected to be recognized by the Funds or the insurance company separate accounts that hold shares of the Funds as a direct result of the Reorganization. However, because the Reorganization will cause the Target Fund’s tax year to end on a date earlier than the last day of its normal tax year, the Reorganization may accelerate distributions from the Target Fund to the insurance company separate accounts as shareholders of the Target Fund. In particular, the Target Fund will recognize net gains or losses on the sales of any securities (net of any available capital loss carryforwards) in the period ending on the closing date, and, on or before that date, the Target Fund must declare a dividend paying out any such net gains, together with any other undistributed income or gains, to the insurance company separate accounts as shareholders of the Target Fund. Also, to the extent that the Target Fund holds any securities that are marked to market in connection with the Reorganization, it will recognize and be required to pay out any net gain from such securities. The insurance company separate accounts, as shareholders, and the owners of variable contracts, are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization.

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

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Purchase, Exchange, Redemption, Transfer and Valuation of Shares

The policies of the Target Fund and the Survivor Fund regarding the purchase, redemption, exchange, transfer and valuation of shares are identical. Please see “Comparison of the Target Fund and Survivor Fund—Distribution and Shareholder Servicing Arrangements” and “—Purchase, Exchange, Redemption, Transfer and Valuation of Shares” below for information regarding the purchase, exchange, redemption, transfer and valuation of shares.

Principal Investment Risks

Because of their similar investment strategies, the principal risks associated with an investment in the Survivor Fund are similar to those associated with an investment in the Target Fund. Principal investment risks for both Funds include market risk, smaller capitalization risk, investment model risk, issuer risk, foreign investments risk, sector risk and license risk. More information on each of these types of investment risk can be found under “Comparison of the Target Fund and Survivor Fund—Risks of the Funds” below.

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COMPARISON OF THE TARGET FUND AND SURVIVOR FUND

Investment Objectives and Principal Investment Strategies

Target Fund. The investment objective of the Target Fund is to seek above average total return.

The Target Fund adheres to a disciplined, quantitative investment process that incorporates two distinct strategy methodologies. The Target Fund is managed by First Trust under a sub-advisory agreement with Ohio National. The Target Fund invests in the common stocks of companies that are identified by a model that applies separate uniquely specialized strategies. While each of the strategies included in the Target Fund also seeks to provide an above-average total return, each follows a different investment strategy. The Target Fund provides investors with exposure to both growth and value stocks, offering investors an opportunity for investment success regardless of which investment styles prevail in the market. The Target Fund is passively managed, meaning that the stocks that are selected are held for one year until the next stock selection date. The investment strategy was developed by First Trust and may be altered from time to time, but only after notice is given to shareholders. Except in rare circumstances, the stocks selected by the model are those in which the Fund will invest. Each year, on or about the annual stock selection date of December 30, the Target Fund expects to invest in the securities determined by the model with an approximately equal amount invested in each strategy. First Trust reserves the right to overweight, underweight or exclude from the Target Fund, certain companies identified by the model. Such underweighting or overweighting would be rare but may occur in instances where a security is selected by the model, but the portfolio manager is aware of matters that may make investment in the company ill advised.

To the extent that the Target Fund receives new cash, from the additional purchase or premium payments from variable contract owners or otherwise, the cash is invested proportionally in the securities held by the Fund. The subadviser reserves the right to hold cash until a sufficient amount is available to invest, so the investment of new cash may not be immediate. However, the sub-adviser intends to invest the new cash as soon as possible after receipt.

During the year until the next stock selection date, the portfolio managers monitor the holdings. In the event an initial security ceases to be a publicly traded security or the shares are otherwise forced to be liquidated, the proceeds derived from the sale of the liquidated initial security will be invested proportionally in additional shares of the remaining securities.

The composition of the Target Fund on each annual stock selection date is expected to be as follows:

•	Approximately 1/2 common stocks that comprise The Dow® Target Dividend Strategy—This Strategy selects a portfolio of the 20 stocks from the Dow Jones U.S. Select Dividend IndexSM with the best overall ranking on both the change in return on assets over the last 12 months and price-to-book. To select stocks, First Trust first ranks all 100 stocks contained in the Dow Jones U.S. Select Dividend IndexSM on or about the stock selection date (best [1] to worst [100]) by: (a) change in return on assets over the last 12 months (an increase in return on assets generally indicates improving business fundamentals) and (b) price-to-book (a lower, but positive, price-to-book ratio is generally used as an indication of value). First Trust then selects an equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors for the Strategy. In the event of a tie, the stock with the better price to book ratio is selected.

•

Approximately 1/2 common stocks that comprise the Value Line® Target 25 Strategy—This Strategy invests in 25 of the 100 stocks that Value Line® gives a #1 ranking for TimelinessTM which have recently exhibited certain positive financial attributes. Value Line® ranks approximately 1,700 stocks of which only 100 are given their #1 ranking for TimelinessTM, which measures Value Line’s view of their probable price performance during the next six to 12 months relative to the others. First Trust selects stocks among the 100 stocks (financial companies and those whose shares are not listed on a U.S. securities exchange are not eligible for the Target Fund) based on 12-month and 6-month price appreciation, return on assets, and price to cash flow. In the event of a tie, the stock with the greatest

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6-month price appreciation is selected. The stocks which comprise this Strategy are weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or 25% or more of this Strategy’s portion of the Target Fund on the stock selection date. The securities will be adjusted on a proportionate basis to accommodate this constraint.

Survivor Fund. The investment objective of the Survivor Fund is to seek above average total return.

The Survivor Fund invests in the common stocks of companies that are identified by a model that applies separate uniquely specialized strategies. This Survivor Fund is managed by First Trust under a sub-advisory agreement with Ohio National. The Survivor Fund is passively managed, meaning that the stocks that are selected are held for one year until the next stock selection date. The investment strategy was developed by First Trust and may be altered from time to time, but only after notice is given to shareholders. Except in rare circumstances, the stocks selected by the model are those in which the Survivor Fund will invest. Each year, on or about the annual stock selection date of December 30, the Survivor Fund expects to invest in the securities determined by the model with an approximately equal amount invested in each strategy. First Trust reserves the right to overweight, underweight or exclude from the Survivor Fund certain companies identified by the model. Such underweighting or overweighting would be rare but may occur in instances where a security is selected by the model, but the portfolio manager is aware of matters that may make investment in the company ill-advised.

To the extent that the Survivor Fund receives new cash, from the additional purchase or premium payments from variable contract owners or otherwise, the cash is invested proportionally in the securities held by the Survivor Fund. First Trust reserves the right to hold cash until a sufficient amount is available to invest, so the investment of new cash may not be immediate. However, First Trust intends to invest the new cash as soon as possible after receipt.

During the year until the next stock selection date, the portfolio managers monitor the holdings. In the event an initial security ceases to be a publicly traded security or the shares are otherwise forced to be liquidated, the proceeds derived from the sale of the liquidated initial security will be invested proportionally in additional shares of the remaining securities.

The composition of the Survivor Fund on each annual stock selection date is expected to be as follows:

•	Approximately 1/6 common stocks that comprise The Dow® Dividend and Repurchase Target (“DART”) 5 Strategy—This Strategy selects five stocks from the Dow Jones Industrial Average (DJIASM) that have high dividend yields and/or high buyback ratios and high change in return on assets. By analyzing dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. Companies which have reduced their shares through a share buyback program may provide a strong cash flow position and, in turn, high quality earnings. Buyback ratio is the ratio of a company’s shares of common stock outstanding 12 months prior to the stock selection date compared to a company’s shares outstanding as of the business day prior to the stock selection date.

•	Approximately 1/6 common stocks that comprise the European Target 20 Strategy—This Strategy invests in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued.

•	Approximately 1/6 common stocks that comprise The Nasdaq® Target 15 Strategy—This Strategy selects a portfolio of the 15 Nasdaq-100 Index® stocks with the best overall ranking on both 12- and 6-month price appreciation, return on assets and price to cash flow. The stocks which comprise this Strategy are weighted by market capitalization subject to the restriction that only whole shares are purchased and that no stock will comprise less than 1% or 25% or more of this Strategy portion of the portfolio on the stock selection date. The securities will be adjusted on a proportionate basis to accommodate this constraint.

•

Approximately 1/6 common stocks that comprise The S&P Target 24 Strategy—This Strategy selects a portfolio of 24 common stocks from the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”). First Trust selects three stocks from each of the eight largest sectors of the S&P 500

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Index® based on trailing four quarters’ return on assets, buyback yield and bullish interest indicator. Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector’s equivalent weighting among the eight sectors being selected from.

•	Approximately 1/6 common stocks that comprise the Target Small-Cap Strategy—This Strategy invests in stocks with small market capitalizations that have recently exhibited certain positive financial attributes including positive three-year sales growth and positive most recent annual earnings.

•	Approximately 1/6 common stocks that comprise the Value Line® Target 25 Strategy—This Strategy invests in 25 of the 100 stocks that Value Line® gives a #1 ranking for Timeliness™ which have recently exhibited certain positive financial attributes. Value Line® ranks approximately 1,700 stocks of which only 100 are given their #1 ranking for Timeliness™, which measures Value Line’s view of their probable price performance during the next six to 12 months relative to the others. First Trust selects stocks among the 100 stocks (financial companies and those whose shares are not listed on a U.S. securities exchange are not eligible for the Survivor Fund) based on 12-month and 6-month price appreciation, return on assets, and price to cash flow. In the event of a tie, the stock with the greatest 6-month price appreciation is selected. The stocks which comprise this Strategy are weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or 25% or more of this Strategy’s portion of the Survivor Fund on the stock selection date. The securities will be adjusted on a proportionate basis to accommodate this constraint.

Combined Fund. The Combined Fund’s investment objective and principal investment strategies will be those of the Survivor Fund.

Comparison of Investment Objectives and Principal Investment Strategies

The Funds’ investment objectives are identical and their principal investment strategies are similar. The primary difference between the two investment strategies are the sub-strategies to which the Fund’s assets are allocated; however, both Funds invest in common stock and select the companies in which to invest based on First Trust’s model. The table below compares the investment objectives and principal investment strategies of the two Funds:

Target Fund	Survivor Fund
Principal Investment Objective	Principal Investment Objective

The Fund seeks above average total return.	Same as Target Fund.

Principal Investment Strategies	Principal Investment Strategies

The Fund adheres to a disciplined, quantitative investment process that incorporates two distinct strategy methodologies. While each of the strategies included in the Fund also seeks to provide an above-average total return, each follows a different investment strategy. The Fund provides investors with exposure to both growth and value stocks, offering investors an opportunity for investment success regardless of which investment styles prevail in the market.	Does not use this strategy

The Fund is managed by First Trust under a sub-advisory agreement with Ohio National. The Fund invests in the common stocks of companies that are identified by a model that applies separate uniquely specialized strategies.	Same as Target Fund

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Target Fund	Survivor Fund
The Fund is passively managed, meaning that the stocks that are selected are held for one year until the next stock selection date. The investment strategy was developed by First Trust and may be altered from time to time, but only after notice is given to shareholders. Except in rare circumstances, the stocks selected by the model are those in which the Fund will invest. Each year, on or about the annual stock selection date of December 30, the Fund expects to invest in the securities determined by the model with an approximately equal amount invested in each strategy. First Trust reserves the right to overweight, underweight or exclude from the Fund, certain companies identified by the model. Such underweighting or overweighting would be rare but may occur in instances where a security is selected by the model, but the portfolio manager is aware of matters that may make investment in the company ill advised.	Same as Target Fund

To the extent that the Fund receives new cash, from the additional purchase or premium payments from variable contract owners or otherwise, the cash is invested proportionally in the securities held by the Fund. First Trust reserves the right to hold cash until a sufficient amount is available to invest, so the investment of new cash may not be immediate. However, First Trust intends to invest the new cash as soon as possible after receipt.	Same as Target Fund

During the year until the next stock selection date, the portfolio managers monitor the holdings. In the event an initial security ceases to be a publicly traded security or the shares are otherwise forced to be liquidated, the proceeds derived from the sale of the liquidated initial security will be invested proportionally in additional shares of the remaining securities.	Same as Target Fund

Approximately 1/2 common stocks that comprise The Dow® Target Dividend Strategy	Does not use this strategy

Does not use this strategy	Approximately 1/6 common stocks that comprise DART 5 Strategy

Does not use this strategy	Approximately 1/6 common stocks that comprise the European Target 20 Strategy

Does not use this strategy	Approximately 1/6 common stocks that comprise The Nasdaq® Target 15 Strategy

Does not use this strategy	Approximately 1/6 common stocks that comprise The S&P Target 24 Strategy

Does not use this strategy	Approximately 1/6 common stocks that comprise the Target Small-Cap Strategy

Approximately 1/2 common stocks that comprise the Value Line® Target 25 Strategy	Same as Target Fund, but only 1/6 allocation

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Fundamental Investment Policies

The fundamental investment policies of the Target Fund and Survivor Fund are identical and cannot be changed without shareholder approval. Each Fund:

1. Will not invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or repurchase agreements secured thereby.

2. Will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions.

3. Will not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act or unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments, including derivatives related to physical commodities; or purchasing or selling securities or other instruments backed by commodities; or purchasing or selling securities of companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

4. Will not underwrite securities of other issuers, except to the extent that a Fund may be deemed an underwriter under the Securities Act of 1933 by virtue of disposing of portfolio securities or when selling its own shares.

5. Will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation also does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate, including real estate investment trusts.

6. Will not make loans to others, except (a) through the purchase of debt securities, (b) by investing in repurchase agreements and (c) by loaning portfolio securities.

7. Will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

The Combined Fund will have the same fundamental investment policies.

Risks of the Funds

The principal risks of investing in each of the Funds are market risk, smaller capitalization risk, investment model risk, issuer risk, foreign investments risk, sector risk and license risk.

The following are the principal risks involved in an investment in both Funds:

Market Risk—A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles. They can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling.

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Smaller Capitalization Company Risk—Smaller capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Smaller companies are also sometimes more subject to failure.

Investment Model Risk—The Fund is also exposed to additional market risk due to its policy of investing in accordance with its investment strategy. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations under normal circumstances. The Fund’s passive management style may subject investors to greater market risk than other mutual funds.

Issuer Risk—The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Foreign Investments Risk—Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.

Sector Risk—A certain sector may not perform as well as companies in other sectors or the market as a whole. When a Fund concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

License Risk—The termination of a license used by the Fund or its adviser/sub-adviser may have a significant effect on the operation of the Fund.

Performance History

The accompanying bar chart and table provide some indication of the risks of investing in the Funds. They show changes in each Fund’s performance for each year since inception and each Fund’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index. Each Fund’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.

Target Fund

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During the period shown in the bar chart, the Fund’s highest return for a quarter was 19.10%. That was the quarter ended on September 30, 2009. The lowest return for a quarter was -25.52%. That was for the quarter ended on December 31, 2008.

Average Annual Total Returns As of December 31, 2012	1 Year	5 Years	Since 11/2/05
Target Equity/Income Portfolio (Target Fund)	11.08%	-5.57%	-1.18%
Russell 3000 Index	16.42%	2.04%	4.69%

Survivor Fund

During the period shown in the bar chart, the Fund’s highest return for a quarter was 16.90%. That was the quarter ended on September 30, 2010. The lowest return for a quarter was -24.01%. That was for the quarter ended on December 31, 2008.

Average Annual Total Returns As of December 31, 2012	1 Year	5 Years	Since 11/2/05
Target VIP Portfolio (Survivor Fund)	15.24%	2.46%	1.18%
Russell 3000 Index	16.42%	2.04%	4.69%

The accounting survivor of the Reorganization will be the Survivor Fund. As such, the Combined Fund will continue the performance history of the Survivor Fund after the closing of the Reorganization.

Description of Benchmark Index Used by the Funds

The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

Management of the Funds

Adviser

Ohio National is a wholly-owned subsidiary of ONLI. Ohio National uses ONLI’s investment personnel and administrative systems. That is to say the personnel of Ohio National are employees of ONLI who provide investment services to Ohio National. Ohio National has no employees of its own. It is located at One Financial Way, Montgomery, Ohio 45242.

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ONLI provides its investment personnel, systems and related services to Ohio National at cost. This is done under a service agreement among ONLI, Ohio National and the Corporation, on behalf of the Funds. These services are paid for by Ohio National, not the Funds. Ohio National provides portfolio management, investment advice and administrative services to the Funds. This is done under an investment advisory agreement.

As compensation for its services to the Funds, Ohio National receives monthly fees from the Funds at annual rates on the basis of each Fund’s average daily net assets during the month for which the fees are paid. The fee schedule for the Funds is set forth below. In 2011, each Fund paid Ohio National at an effective annualized rate of 0.60% on its average daily net assets. The fee rate of the Survivor Fund will apply to the Combined Fund following the Reorganization.

Advisory Fee Schedule

0.60% of first $100 million

0.55% of next $400 million

0.50% over $500 million

A discussion regarding the basis for the Board of Directors approving the advisory agreement is made available in each Fund’s Annual Report. Details of the approval are discussed in the Annual Report following the approval.

Sub-Adviser

Ohio National selects sub-advisers for the Funds, subject to the approval of the Board of Directors, including a majority of those directors who are not otherwise affiliated with the Corporation or Ohio National (the “Independent Directors”).

A discussion regarding the basis for the Board of Directors approving the sub-advisory agreement with First Trust is available in each Fund’s Annual Report. Details of the approval are discussed in the Annual Report following the approval.

The Securities and Exchange Commission has issued an order to the Corporation and Ohio National permitting Ohio National, subject to the Board’s oversight and approval, to enter into, materially amend and terminate sub-advisory agreements (other than sub-advisory agreements with affiliated sub-advisers) without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about that sub-adviser within 90 days of the change.

Ohio National monitors the compliance of First Trust with the investment objectives and policies of each Fund. Ohio National reviews the performance of First Trust to assure continuing quality of performance. At least once each calendar quarter, Ohio National reports to the Board regarding the performance and compliance of First Trust.

As compensation for sub-advisory services, Ohio National pays fees to the First Trust. These fees are paid from Ohio National’s assets and do not affect the Funds’ expenses. The sub-advisory fees are calculated as a percentage of the Fund assets managed by First Trust. In 2012, Ohio National paid First Trust at an effective annualized rate of 0.35% on each Fund’s average daily net assets.

Portfolio Managers

First Trust has managed the Target Fund and the Survivor Fund since their inception in 2005. First Trust is located at 120 E. Liberty Drive in Wheaton, Illinois 60187.

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The Investment Committee of First Trust is responsible for the day-to-day management of the Funds’ assets. The four current members of the Investment Committee are Daniel J. Lindquist, David G. McGarel, Jon C. Erickson and Roger F. Testin. Mr. Lindquist is a Managing Director of First Trust and First Trust Portfolios L.P. Mr. Erickson has been with First Trust since 1994 and is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. McGarel has been with First Trust since 1997 and is the Chief Investment Officer and a Managing Director of First Trust and First Trust Portfolios L.P. Mr. Testin has been with First Trust since August 2001 and is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. As First Trust’s Chief Investment Officer, Mr. McGarel consults with the Investment Committee on market conditions and First Trust’s general investment philosophy. As the head of First Trust’s Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. As the head of First Trust’s Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the Funds’ portfolios. The Funds’ SAI provides information about the Investment Committee members’ compensation, other accounts managed by them and their ownership of Fund shares.

Other Service Providers

The Funds use the same service providers. U.S. Bancorp Fund Services, LLC is each Fund’s accounting agent. U.S. Bank, N.A. is each Fund’s custodian. Information about the Funds’ accounting agent and custodian can be found in the Funds’ Statement of Additional Information under “Fund History”. The Funds pay fees to the accounting agent and also reimburse the accounting agent for out-of-pocket expenses, subject to certain limitations, that are incurred by the accounting agent in performing its accounting agent duties under its agreement with the Funds.

Combined Fund. Following the Reorganization, the Funds’ current service providers will serve the Combined Fund.

Purchase And Redemption Of Fund Shares

Shares of the Funds are offered only to separate accounts of Ohio National Life and National Security in connection with their variable annuities and variable life insurance contracts. You may select Funds as described in your variable contract prospectus. The value of your variable benefits will vary with the investment experience of the Funds you select.

The net asset value of each Fund is computed by dividing the total market value of the securities held by that Fund, plus any cash or other assets less all liabilities of the Fund, by the number of shares outstanding for that Fund. The Fund’s assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the market in which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. The effect of using such alternative methods for determining fair value is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but by another method the Board of Directors believes reflects their fair value. This is intended to assure that a Fund’s net asset value fairly reflects security values as of the time of pricing.

The separate accounts of Ohio National Life and National Security purchase and redeem Fund shares at their net asset value next computed, with no sales or redemption charges. The net asset value of a Fund’s shares is determined as of 4:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted trading. However, net asset value may be calculated earlier if trading on that exchange is restricted or as

17

permitted by the SEC. If a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when Fund shares cannot be purchased or redeemed.

Frequent Purchases And Redemption Of Fund Shares

The Corporation, Ohio National Life and National Security discourage excessive trading and market timing of Fund shares within variable contracts. Excessive trading into and out of the Funds can disrupt Fund investment strategies and increase a Fund’s operating expenses. In addition, excessive trading can lower overall Fund performance for long term investors, prevent portfolio managers from taking timely advantage of investment opportunities, and create liquidity risks for the Funds. Certain series of the corporation may be more susceptible to attempted market timing and excessive trading. Typically, Funds holding securities priced on foreign exchanges are subject to attempts to take advantage of time-zone arbitrage. However, the Corporation has a fair value pricing policy that seeks to eliminate the pricing inefficiencies market timers and excessive traders attempt to exploit. The Funds are not designed to accommodate excessive trading practices. The Corporation, Ohio National Life and National Security reserve the right, in their sole discretion, to restrict, or cancel purchase and exchange orders which they believe represent excessive or disruptive trading and will contact you the next business day by telephone to inform you that your requested transaction has been restricted or otherwise not honored by the insurance company. If they are unable to contact you by telephone, they will contact you or your registered representative in writing to inform you of the restricted transaction. Listed below are some, but not necessarily all, of the steps they may take to discourage excessive trading and market timing. The Board of Directors has adopted these policies and procedures with respect to frequent purchases and redemptions.

The first time the contract owner is determined to have traded excessively, Ohio National Life or National Security will notify the contract owner in writing that his or her variable contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, Ohio National Life or National Security will suspend all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the variable contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge applicable to the insurance contract.

Either Ohio National Life or National Security may, in its sole discretion, take any contract off of the list of monitored contracts, or restore suspended transfer privileges if it determines that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of the policies related to excessive trading and market timing as described in this Section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the Funds. Therefore, contracts may be placed on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits.

Some of the factors that may be considered when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the Funds involved in the transfer;

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•	The investment objectives of the particular Funds involved in the transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

The various contracts issued by Ohio National Life and National Security provide a transfer privilege among all of the products’ investment options, including the Funds. Such transfer privileges may involve a number of free transfers and/or a transfer fee per transfer. See your product prospectus for more information on transfer fees.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if Ohio National Life, National Security or the Corporation believes that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Corporation, Ohio National Life or National Security will be able to identify such contract owners or curtail their trading practices. However, the Funds are not designed to accommodate frequent purchase or redemption requests. The ability of Ohio National Life and National Security and the ability of the Corporation to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the Corporation receives orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the Corporation may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If the Company, Ohio National Life and National Security are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

The Corporation may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than are currently adopted by Ohio National Life, National Security or the Corporation.

Dividends, Distributions And Taxes

Each Fund seeks to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Corporation’s policy to comply with the provisions of the Code regarding distribution of investment income and net realized capital gains so that the Funds will not be subject to federal income tax. Each year each Fund distributes to its shareholders substantially all of its net investment income and net realized capital gains (if any). Dividends and distributions are reinvested in additional Fund shares (at net asset value without a sales charge).

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract. Income distributions from those contracts are taxed at ordinary income tax rates. Any distributions made to an owner younger than 59 1/2 may also be subject to a 10% penalty tax.

Ask your tax adviser for more information on your tax situation. The Statement of Additional Information also has more information regarding the tax status of the Funds.

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FINANCIAL HIGHLIGHTS

The fiscal year end of the Funds is December 31. The financial highlights of the Target Fund and the Survivor Fund are included with this Combined Prospectus/Information Statement at Exhibit B.

The financial highlights of the Target Fund and the Survivor Fund are also contained in: (i) the Annual Report to shareholders of Ohio National Fund, Inc. relating to the Target Fund and Survivor Fund for the fiscal year ended December 31, 2012, which have been audited by KPMG LLP, the Funds’ registered independent public accounting firm, and (ii) the Semi-Annual Report to shareholders of Ohio National Fund, Inc. relating to the Target Fund and Survivor Fund for the six months ended June 30, 2013, which are unaudited. The Annual Report and Semi-Annual Report, which have previously been sent to shareholders, are available on request and without charge by writing to the Funds at One Financial Way, Montgomery, Ohio 45242, and, with respect to the Target Fund and Survivor Fund, are incorporated by reference into this Combined Prospectus/Information Statement.

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INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the Plan of Reorganization found in Exhibit A.

The Plan of Reorganization provides that substantially all of the assets and liabilities of the Target Fund will be transferred to the Survivor Fund in exchange for shares of the Survivor Fund. The shares of the Survivor Fund issued to the Target Fund will have an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on the Closing Date (as defined in Exhibit A) of the Reorganization (the “Valuation Time”). Upon receipt by the Target Fund of the shares of the Survivor Fund, the Target Fund will distribute Survivor Fund shares to its shareholders and will be terminated as a series of the Corporation.

The distribution of the Survivor Fund shares to the Target Fund shareholders will be accomplished by opening new accounts on the books of the Survivor Fund in the names of the Target Fund shareholders and transferring to those shareholder accounts the shares of the Survivor Fund. Such newly-opened accounts on the books of Survivor Fund will represent the respective pro rata number of shares of the Survivor Fund that the Target Fund is to receive under the terms of the Plan of Reorganization. See “Terms of the Reorganization” below.

Accordingly, as a result of the Reorganization, each Target Fund shareholder will own shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that the shareholder owned immediately prior to the Reorganization.

No sales charge or fee of any kind will be assessed to the Target Fund shareholders in connection with their receipt of shares of the Survivor Fund in the Reorganization.

Terms of the Reorganization

Pursuant to the Plan of Reorganization, on the Closing Date, the Target Fund will transfer to the Survivor Fund substantially all of its assets and liabilities in exchange solely for shares of the Survivor Fund. The aggregate net asset value of the shares issued by the Survivor Fund will be equal to the value of the assets of the Target Fund transferred to the Survivor Fund as of the Closing Date, as determined in accordance with the Survivor Fund’s valuation procedures, net of the liabilities of the Target Fund assumed by the Survivor Fund. The Target Fund expects to distribute the shares of the Survivor Fund to its shareholders promptly after the Closing Date. Thereafter, the Target Fund will be terminated as a series of the Corporation.

The Plan of Reorganization contains customary representations, warranties, and conditions. The Plan of Reorganization may be terminated with respect to the Reorganization if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time before the Effective Time, the Board or an authorized officer of the Corporation determines the Reorganization is inadvisable. The Plan of Reorganization may be terminated or amended by the mutual consent of the parties.

Reasons for the Reorganization

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•	After the Reorganization, shareholders will be invested in a Combined Fund with an identical investment objective and similar principal investment strategies;

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•	The Survivor Fund outperformed the Target Fund by 498 basis points and 224 basis points in average annual total return for the 3 year and 5 year periods ended June 30, 2013, respectively (although the Survivor Fund underperformed by 426 basis points for the 1 year period, the Directors noted that this performance is included in the 3 and 5 year performance and emphasized that they are more focused on longer term performance);

•	The same portfolio management team that currently manages each Fund is expected to manage the Combined Fund following the closing of the Reorganization;

•	The Combined Fund resulting from the completion of the Reorganization is expected to achieve certain operating efficiencies from its larger net asset size;

•	The Combined Fund, as a result of economies of scale is expected to have a lower ratio of expenses to average net assets than that of the Target Fund prior to the Reorganization;

•	The Reorganization is not expected to result in any tax consequence to the owners of variable contacts;

•	The Funds and their shareholders will not bear any of the costs of the Reorganization; and

•	The Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund shares.

For these and other reasons, the Board concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Target Fund and that the interests of the shareholders of the Target Fund will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Federal Income Taxes

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by Ohio National Life and National Security. As a result, provided that the variable contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code or annuity contracts under Section 72 of the Internal Revenue Code, it is not anticipated that the owners of variable contracts will experience any tax liability or other tax effect, as a direct result of the Reorganization.

Moreover, the Reorganization is expected to qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code, pursuant to which no gain or loss will be recognized by the Funds or the insurance company separate accounts for federal income tax purposes. As a result of the Reorganization, it is anticipated that the Survivor Fund will succeed to the tax attributes of the Target Fund, subject to limitations that could limit the amount of the capital loss carryforwards from periods before the Reorganization that would be available to offset gains after the Reorganization.

Neither a tax ruling from the Internal Revenue Service nor any tax opinion regarding the Reorganization has been or will be requested. The owners of variable contracts and the insurance company separate accounts should consult their own tax advisors regarding the effect, if any, of the Reorganization in light of their particular circumstances. Also, because the above discussion relates only to federal income tax consequences of the Reorganization, those persons should also consult their tax advisors about foreign, state and local tax consequences, if any, of the Reorganization.

Expenses of the Reorganization

The costs of the Reorganization will be borne by Ohio National.

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Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganization, the Survivor Fund will establish a position for each Target Fund shareholder on the books of the Survivor Fund containing the appropriate number of shares of the Survivor Fund to be received in the Reorganization. No certificates for shares of the Survivor Fund will be issued in connection with the Reorganization.

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OTHER INFORMATION

Capitalization

The following table sets forth, as of June 30, 2013: (a) the unaudited capitalization of each Fund and (b) the unaudited pro forma combined capitalization of the Combined Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity. No assurance can be given as to how many shares of the Survivor Fund will be received by Target Fund shareholders at the Closing Date, and the information should not be relied upon to reflect the number of shares of the Combined Fund that actually will be received by Target Fund shareholders.

Fund	Total Net Assets	Adjusted Net Assets	Shares Outstanding	Net Asset Value Per Share	Adjusted Net Asset Value Per Share
Target Fund	$23,756,586	$23,756,586	2,484,354	$9.56	$9.56
Survivor Fund	$22,929,339	$22,929,339	2,004,952	$11.44	$11.44
Pro Forma—Combined Fund	$46,685,925	$46,685,925	4,080,938	$11.44	$11.44

Shareholder Information.

As of the Record Date, there were [                ] shares of the Target Fund outstanding. None of the Directors or officers of the Corporation directly owned shares of the Target Fund. As of the Record Date, no person was known by the Target Fund to own beneficially or of record 5% or more of any class of shares of the Target Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned

As of the Record Date, there were [                ] shares of the Survivor Fund outstanding. None of the Directors or officers of the Corporation directly owned shares of the Survivor Fund. As of the Record Date, no person was known by the Survivor Fund to own beneficially or of record 5% or more of any class of shares of the Survivor Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned

Shareholder Rights and Obligations

Both the Target Fund and Survivor Fund are classes of the Corporation, a corporation organized under the laws of the state of Maryland. Under the Corporation’s organizational documents, the Funds are authorized to issue 550,000,000 shares of common stock, with a par value of $1.00 per share, with 10,000,000 shares allocated to each of the Target Fund and the Survivor Fund.

With respect to each Fund, shares have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately.

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When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of Survivor Fund, issued in the connection with the Reorganization), all shares are fully paid and non-assessable.

Shareholder Proposals

The Funds do not hold regular annual meetings of shareholders. As a general matter, the Survivor Fund does not intend to hold future regular annual or special meetings of its shareholders unless the election of directors is required by the 1940 Act. Any shareholder who wishes to submit a proposal for consideration at a meeting of shareholders of either Fund should send such proposal to Ohio National Fund, Inc., Attn: Secretary, One Financial Way, Montgomery, Ohio 45242. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of a Fund a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

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EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of August 15, 2013, among OHIO NATIONAL FUND, INC., a Maryland corporation, with its principal place of business at One Financial Way, Montgomery, Ohio 45242 (“Corporation”), on behalf of each segregated portfolio of assets (“series”) thereof listed under the heading “Target Funds” on Schedule A attached hereto (“Schedule A”) (each, a “Target Fund”) and Corporation on behalf of each series thereof listed under the heading “Survivor Funds” on Schedule A (each, a “Survivor Fund”); and, solely for purposes of paragraph 6, OHIO NATIONAL INVESTMENTS, INC., advisor to the Survivor Funds and Target Funds (“Ohio National”). (Corporation is sometimes referred to herein as an “Investment Company,” and each Target Fund and Survivor Fund is sometimes referred to herein as a “Fund.”) Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations (collectively, “Obligations”) of and by each Fund—and of and by the Investment Company of which that Fund is a series, on that Fund’s behalf—shall be the Obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series, on that Fund’s behalf, and (3) in no event shall any other series of the Corporation (including another series thereof) or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or the Investment Company of its Obligations set forth herein.

Corporation wishes to effect four reorganizations described in section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”). Each reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund to the corresponding Survivor Fund listed on Exhibit A (as to each Target Fund, the “corresponding Survivor Fund”) in exchange solely for (a) shares of beneficial interest of that corresponding Survivor Fund (“Survivor Fund Shares”), as described herein, and (b) the assumption by the Survivor Fund of all liabilities of the Target Fund, and (2) the subsequent distribution of the corresponding Survivor Fund Shares (which shall then constitute all of the assets of the Target Fund) pro rata to the shareholders in exchange for their shares of beneficial interest of the Target Fund (the “Target Fund Shares”) in complete liquidation thereof, and (3) terminating the Target Fund, all on the terms and conditions set forth herein (all the foregoing transactions involving each Target Fund and its corresponding Survivor Fund being referred to herein collectively as a “Reorganization”). The consummation of any particular Reorganization shall not be contingent on the consummation of any other Reorganization. (For convenience, the balance of this Agreement, except paragraphs 3.1(a), 3.1(r), 3.2(a) and 3.2(m), refers only to a single Reorganization, one Target Fund, and one Survivor Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Funds participating therein.)

The Investment Company’s board of directors (the “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of the Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on the Funds’ behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of each Fund that is a series thereof and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

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In consideration of the mutual promises contained herein, the parties agree as follows:

1. PLAN OF REORGANIZATION AND TERMINATION

1.1. Subject to the requisite approvals and the terms and conditions set forth herein, Target Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Survivor Fund. In exchange therefor, Survivor Fund shall:

(a) issue and deliver to Target Fund, as applicable, the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) Survivor Fund Shares having an aggregate net asset value (NAV) equal to the aggregate NAV of all full and fractional Target Fund Shares then outstanding; and

(b) assume all of Target Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2 The Assets shall consist of all assets and property of every kind and nature—including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records—Target Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Target Fund’s books at that time.

1.3 The Liabilities shall consist of all of Target Fund’s liabilities, whether known or unknown, accrued or contingent, debts, obligations, and duties existing at the Effective Time, excluding Reorganization Expenses (as defined in paragraph 3.3(f)) borne by Ohio National pursuant to paragraph 6.

1.4 At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute all Survivor Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Target Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate. That distribution shall be accomplished by Corporation’s transfer agent’s opening accounts on Survivor Fund’s shareholder records in the Shareholders’ names and transferring those Survivor Fund Shares thereto. Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full and fractional Survivor Fund Shares having an aggregate NAV equal to the aggregate NAV of the Target Fund Shares that Shareholder holds at the Effective Time. All issued and outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund’s shareholder records. Corporation shall not issue certificates representing the Survivor Fund Shares issued in connection with the Reorganization.

1.5 (a) The value of the Target Fund’s net assets (the assets to be acquired by the Survivor Fund hereunder, net of liabilities assumed by the Survivor Fund) shall be the value of such net assets computed as of the close of business on the Closing Date, using the valuation procedures set forth in the Target Fund’s then current prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

(b) For purposes of the Reorganization, the net asset value per share of the Survivor Fund Shares shall be equal to the Survivor Fund’s net asset value per share computed as of the close of business on the Closing Date, using the valuation procedures set forth in the Survivor Fund’s prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

(c) All computations of value and NAV shall be made by U.S. Bancorp Fund Services, LLC (“UBFS”), accounting agent for the Funds, in accordance with its regular practice in pricing the shares and assets of each Fund.

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1.6 Any transfer taxes payable on the issuance and transfer of Survivor Fund Shares in a name other than that of the registered holder on Target Fund’s shareholder records of the Target Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7 Any reporting responsibility of Target Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated, except that Survivor Fund shall be responsible for preparing and filing any Form N-Q or Form N-CSR (including the annual report to shareholders) if the fiscal period relating to such form ended prior to the Effective Time, but as of the Effective Time such form has not yet been filed.

1.8 After the Effective Time, Target Fund shall not conduct any business except in connection with its dissolution and termination. As soon as reasonably practicable after distribution of the Survivor Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, (a) Target Fund shall be terminated as a series of Corporation and (b) Corporation shall make all filings and take all other actions in connection therewith necessary and proper to effect Target Fund’s complete dissolution.

2. CLOSING AND EFFECTIVE TIME

2.1 Unless the parties agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on or about December 13, 2013 (“Effective Time”). The Closing shall be held at the offices of UBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

2.2 Corporation shall direct the custodian of Target Fund’s assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating and verifying that (a) the Assets it holds will be transferred to Survivor Fund at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target Fund to Survivor Fund, as reflected on Survivor Fund’s books immediately after the Effective Time, does or will conform to that information on Target Fund’s books immediately before the Effective Time.

2.3 Corporation shall direct its transfer agent to deliver at the Closing (a) to Corporation, a Certificate (1) verifying that Target Fund’s shareholder records contain each Shareholder’s name and address and the number of full and fractional outstanding Target Fund Shares that each such Shareholder owns at the Effective Time and (2) as to the opening of accounts on Survivor Fund’s shareholder records in the names of the Shareholders and (b) to Corporation, a confirmation, or other evidence satisfactory to Corporation, that the Survivor Fund Shares to be credited to Target Fund at the Effective Time have been credited to Target Fund’s account on those records.

2.4 Corporation shall deliver to Corporation and Ohio National, within five days before the Closing, a Certificate listing each security, by name of issuer and number of shares, that is being carried on Target Fund’s books at an estimated fair market value provided by an authorized pricing vendor for Target Fund.

2.5 At the Closing, the Investment Company shall deliver, on behalf of each Fund, as applicable, (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the Investment Company or its counsel reasonably requests and (b) a Certificate in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

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3. REPRESENTATIONS AND WARRANTIES

3.1 Corporation, on Target Fund’s behalf, represents and warrants as follows:

(a) Corporation (1) is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland (“Maryland Law”), and its Articles of Restatement are on file with the Office of the Secretary of State of Maryland (“Secretary”), (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Target Fund is a duly established and designated series of Corporation;

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to Target Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) At the Effective Time, Corporation will have good and marketable title to the Assets for Target Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, Corporation, on Survivor Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(e) Corporation, with respect to Target Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Maryland Law, Corporation’s Articles of Restatement, or By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Corporation, on Target Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, on Target Fund’s behalf, is a party or by which it is bound;

(f) At or before the Effective Time, either (1) all material contracts and other commitments of Target Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge and/or Survivor Fund’s assumption of any liabilities of Target Fund thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Corporation may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to Target Fund or any of its properties or assets attributable or allocable to Target Fund, that, if adversely determined, would materially and adversely affect Target Fund’s financial condition or the conduct of its business; and Corporation, on Target Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target Fund’s business or Corporation’s ability to consummate the transactions contemplated hereby;

(h) Target Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year ended December 31, 2012, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance

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with generally accepted accounting principles consistently applied in the United States (“GAAP”); and those Statements present fairly, in all material respects, Target Fund’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period then ended, and there are no known contingent liabilities of Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(i) Since December 31, 2012, there has not been any material adverse change in Target Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Target Fund Share due to declines in market values of securities Target Fund holds, the discharge of Target Fund liabilities, or the redemption of Target Fund Shares by its shareholders shall not constitute a material adverse change;

(j) All federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns shall have been paid or provision shall have been made for the payment thereof; to the best of Corporation’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target Fund is in compliance in all material respects with all applicable Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;

(k) Target Fund is classified as an association that is taxable as a corporation, for federal tax purposes; Target Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); for each taxable year of its operation (including its current taxable year), Target Fund has met (and for that year will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a regulated investment company (“RIC”) and has been (and for that year will be) eligible to and has computed (and for that year will compute) its federal income tax under section 852; Target Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l) All issued and outstanding Target Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target Fund’s shareholder records, as provided in paragraph 2.3; and Target Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Fund Shares, nor are there outstanding any securities convertible into any Target Fund Shares;

(m) Target Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(n) Target Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o) Not more than 25% of the value of Target Fund’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;

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(p) Target Fund’s current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(q) The information to be furnished by Corporation for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 (as defined in paragraph 3.3(a) will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(r) The Articles of Restatement permit Corporation to vary its shareholders’ investment; Corporation does not have a fixed pool of assets; and each series thereof (including each Target Fund) is a managed portfolio of securities, and Ohio National has the authority to buy and sell securities for each Target Fund;

(s) Target Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus, except as previously disclosed in writing to Corporation;

(t) The Survivor Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

(u) At the Closing, at least 33 1⁄3% of Target Fund’s portfolio assets (by fair market value) will meet the investment objectives, strategies, policies, risks and restrictions of Survivor Fund, and Target Fund will not alter its portfolio in connection with the Reorganization to meet this 33 1⁄3% threshold. Target Fund did not enter into any line of business as part of the plan of reorganization;

(v) To the best of the knowledge of Target Fund’s management, (i) there is no plan or intention by Target Fund shareholders to sell, exchange, redeem, or otherwise dispose of a number of Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Target Fund shareholders’ ownership of Target Fund Shares (or equivalent Survivor Fund Shares) to a number of shares that was less than 50 percent of the number of Target Fund Shares outstanding prior to the Closing; and (ii) there is no plan or intention by any shareholder owning 5% or more of the Target Fund Shares to sell, exchange, redeem, or otherwise dispose of any Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization;

(w) During the five-year period ending on the Closing Date, neither Target Fund nor any person related (as defined in section 1.368-1(e)(4) of the Treasury Regulations without regard to 1.368-1(e)(4)(i)) to Target Fund will have (i) acquired Target Fund Shares with consideration other than Survivor Fund Shares or Target Fund Shares, except in the ordinary course of Target Fund’s business as an open-end investment company pursuant to section 22(e) of the 1940 Act; or (ii) made distributions with respect to Target Fund Shares except for (A) normal, regular dividend distributions made pursuant to the historic dividend paying practice of Target Fund, and (B) distributions and dividends declared and paid in order to ensure Target Fund’s continuing qualification as a regulated investment company and to avoid the imposition of fund-level tax; and

(x) There is no intercorporate indebtedness existing between Survivor Fund and Target Fund that was issued, acquired, or will be settled at a discount.

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3.2 Corporation, on Survivor Fund’s behalf, represents and warrants as follows:

(a) Corporation (1) is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland (“Maryland Law”), and its Articles of Restatement are on file with the Office of the Secretary of State of Maryland (“Secretary”), (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Survivor Fund is a duly established and designated series of Corporation.

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to Survivor Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) All issued and outstanding Survivor Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Survivor Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Survivor Fund Shares, nor are there outstanding any securities convertible into any Survivor Fund Shares. All of the Survivor Fund Shares to be issued and delivered to Corporation, for the account of the Target Fund shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Survivor Fund Shares and be fully paid and non-assessable by Corporation;

(e) No consideration other than Survivor Fund Shares (and Survivor Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(f) Corporation, with respect to Survivor Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Maryland Law, Corporation’s Articles of Restatement, or any Undertaking to which Corporation, on Survivor Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, on Survivor Fund’s behalf, is a party or by which it is bound;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to Survivor Fund or any of its properties or assets attributable or allocable to Survivor Fund, that, if adversely determined, would materially and adversely affect Survivor Fund’s financial condition or the conduct of its business; and Corporation, on Survivor Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Survivor Fund’s business or Corporation’s ability to consummate the transactions contemplated hereby;

(h) Survivor Fund is (and will be) classified as an association that is taxable as a corporation, for federal tax purposes; Survivor Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under sections 851 and 852; for each taxable year of its operation (including its current taxable year), Survivor Fund has met (and for that year will meet) the requirements of Part I of Subchapter M for qualification as a RIC for its taxable year in which the Reorganization occurs, Survivor Fund will meet those requirements, and will be eligible to and will compute its federal income

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tax under section 852, for its taxable year in which the Reorganization occurs; and Survivor Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for the next taxable year;

(i) There is no plan or intention for Survivor Fund to be dissolved or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(j) Assuming the truthfulness and correctness of Corporation’s representation and warranty in paragraph 3.1(o), immediately after the Reorganization (1) not more than 25% of the value of Survivor Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

(k) Immediately after the Effective Time, Survivor Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(l) The information to be furnished by Corporation for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(m) The Articles of Restatement permit Corporation to vary its shareholders’ investment; Corporation will not have a fixed pool of assets; and each series thereof (including each Survivor Fund) will be a managed portfolio of securities, and Ohio National will have the authority to buy and sell securities for each Survivor Fund;

(n) Survivor Fund will acquire at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Target Fund immediately prior to the Reorganization. For purposes of this representation, amounts paid by Target Fund to dissenters, amounts used by Target Fund to pay Target Fund’s Reorganization expenses, amounts paid by Target Fund to shareholders who receive cash or other property, and all redemptions and distributions (except redemptions in the ordinary course of Target Fund’s business as an open-end investment company pursuant to section 22(e) of the 1940 Act and regular, normal dividends) made by Target Fund immediately preceding the Reorganization will be included as assets of Target Fund held immediately prior to the Reorganization;

(o) Survivor Fund has no plan or intention to reacquire any of Survivor Fund Shares issued in the Reorganization, except in the ordinary course of its business as an open-end investment company pursuant to section 22(e) of the 1940 Act;

(p) Survivor Fund is in the same line of business as Target Fund preceding the Reorganization for purposes of Treasury Regulations section 1.368-1(d)(2). Following the Reorganization, Survivor Fund will continue such line of business or use a significant portion of Target Fund’s portfolio assets in a business, and Survivor Fund has no plan or intention to change such line of business. Survivor Fund did not enter into any line of business as part of the plan of reorganization. At the Closing, at least 33 1⁄3% of Target Fund’s portfolio assets (by fair market value) will meet the investment objectives, strategies, policies, risks and restrictions of Survivor Fund. Survivor Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks and restrictions after the Reorganization;

A-8

(q) To the best of the knowledge of Survivor Fund’s management, (i) there is no plan or intention by Target Fund shareholders to sell, exchange, redeem, or otherwise dispose of a number of Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Target Fund shareholders’ ownership of Target Fund Shares (or equivalent Survivor Fund Shares) to a number of shares that was less than 50 percent of the number of Target Fund Shares outstanding prior to the Closing; and (ii) there is no plan or intention by any shareholder owning 5% or more of the Target Fund Shares to sell, exchange, redeem, or otherwise dispose of any Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization;

(r) There is no plan or intention for Survivor Fund or any person related (as defined in Treasury Regulations section 1.368-1(e)(4)) to Survivor Fund, to acquire or redeem any of the Survivor Fund Shares issued in the Reorganization, either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions by Survivor Fund in the ordinary course of its business as an open-end investment company pursuant to section 22(e) of the 1940 Act; and

(s) There is no intercorporate indebtedness existing between Survivor Fund and Target Fund that was issued, acquired, or will be settled at a discount.

3.3 Corporation, on behalf of each Target Fund, and Corporation, on behalf of each Survivor Fund, respectively, hereby further covenant as follows:

(a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on either Fund’s behalf, except for (1) Corporation’s filing with the Commission of a combined prospectus/information statement on Form N-14 relating to the Survivor Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus (“N-14”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b) The fair market value of the Survivor Fund Shares each Shareholder receives will be equal to the fair market value of its Target Fund Shares it actually or constructively surrenders in exchange therefor;

(c) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by Survivor Fund and those to which the Assets are subject;

(e) None of the compensation received by any Shareholder who or that is an employee of or service provider to Target Fund will be separate consideration for, or allocable to, any of the Target Fund Shares that Shareholder holds; none of the Survivor Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services; and

(f) No expenses incurred by Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by Survivor Fund, Ohio National, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Survivor Fund Shares will be transferred to Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

A-9

4. COVENANTS

4.1 Corporation covenants to take all action necessary to obtain approval of the transactions contemplated hereby.

4.2 Corporation covenants to prepare the N-14 in compliance with applicable federal and state securities laws.

4.3 Corporation covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), it deems necessary or desirable in order to vest in, and confirm to, (a) Corporation, on Survivor Fund’s behalf, title to and possession of all the Assets, and (b) Corporation, on Target Fund’s behalf, title to and possession of the Survivor Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

4.4 Corporation covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue Survivor Fund’s operations after the Effective Time.

4.5 Subject to this Agreement, Corporation covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5. CONDITIONS PRECEDENT

Each Fund’s obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties on behalf of the other Fund contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

5.1 This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Board, on behalf of each Fund;

5.2 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit Corporation to carry out the transactions contemplated hereby. The N-14 shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to Corporation’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) Corporation deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

5.3 At the Effective Time, no action, suit, or other proceeding shall be pending (or, to Corporation’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.4 Prior to the Closing, Target Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to Target Fund Shareholders all of Target Fund’s

A-10

investment company taxable income for all taxable periods ending at the Effective Time (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending at the Effective Time (after reduction for any capital loss carryforward).

5.5 At any time before the Closing, Corporation may waive any of the foregoing conditions (except those set forth in paragraphs 5.1, 5.2 and 5.4) if, in the judgment of the Board, that waiver will not have a material adverse effect on the applicable Fund’s shareholders’ interests.

6. EXPENSES

Subject to complying with the representation and warranty contained in paragraph 3.3(f), Ohio National shall bear the entirety of the total Reorganization Expenses. The Reorganization Expenses include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing Target Fund’s prospectus supplements and the N-14, and printing and distributing Survivor Fund’s prospectus and the N-14, (2) legal and accounting fees, (3) transfer taxes for foreign securities and (4) any and all incremental Blue Sky fees. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC.

7. ENTIRE AGREEMENT; NO SURVIVAL

Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund, has not made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement of Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8. TERMINATION

This Agreement may be terminated at any time at or before the Closing with respect to the applicable Reorganization by resolution of either the Board, on behalf of each Target Fund, or the Board, on behalf of the corresponding Survivor Fund, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to such Target Fund or such Survivor Fund, respectively. Any such termination resolution will be effective when made. The termination of this Agreement with respect to a Target Fund or its corresponding Survivor Fund shall not affect the continued effectiveness of this Agreement with respect to any other Target Fund or Survivor Fund, nor shall it affect the rights and obligations of any party in respect of any breach of this Agreement occurring prior to such termination.

9. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Corporation, on behalf of each Target Fund, and Corporation, on behalf of the corresponding Survivor Fund.

10. SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

A-11

11. MISCELLANEOUS

11.1 This Agreement shall be governed by and construed in accordance with Ohio Law, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between that law and the federal securities laws, the latter shall govern.

11.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than Corporation, on Survivor Fund’s behalf, or Corporation, on Target Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

11.3 Notice is hereby given that this instrument is executed and delivered on behalf of Corporation’s directors solely in their capacities as directors, and not individually, and that Corporation’s obligations under this instrument are not binding on or enforceable against any of its directors, officers, shareholders, or series other than the applicable Fund but are only binding on and enforceable against its property attributable to and held for the benefit of such applicable Fund (“Fund’s Property”) and not Corporation’s property attributable to and held for the benefit of any other series thereof. Corporation, in asserting any rights or claims under this Agreement on its or a Fund’s behalf, shall look only to the corresponding Fund’s Property in settlement of those rights or claims and not to the property of any other series of Corporation or to those directors, officers, or shareholders.

11.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

[Remainder of This Page Intentionally Left Blank]

[Signature Page to Follow]

A-12

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

OHIO NATIONAL FUND, INC., on behalf of each Target Fund listed on Schedule A

By: Christopher A. Carlson, President

/s/ Christopher A. Carlson

OHIO NATIONAL FUND, INC., on behalf of each Survivor Fund listed on Schedule A

By: Christopher A. Carlson, President

/s/ Christopher A. Carlson

A-13

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rates an investment in each Fund would have earned (or lost), assuming reinvestment of all dividends and distributions. The performance information provided in the Financial Statements does not include variable contract fees and expenses. If variable contract fees and expenses were included, performance would be lower. The following information for the fiscal years ended December 31 has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm. It is an integral part of the Fund’s audited financial statements included in the Fund’s Annual Report to members and incorporated by reference into the Statement of Additional Information. The following information for the six month period ended June 30, 2013 has been derived from the Fund’s semi-annual financial statements, which have not been audited. It is an integral part of the Fund’s unaudited financial statements included in the Fund’s Semi-Annual Report to members and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements.

	Target VIP Portfolio
	Six-Month Period Ended June 30, 2013 (Unaudited)		Years Ended December 31,
			2012	2011	2010	2009
Selected per-share data:
Net asset value, beginning of period	$10.10		$8.89	$9.11	$7.72	$6.81
Operations:
Net investment income (loss)	0.07		0.18	0.10	0.13	0.11
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and written options	1.27		1.17	(0.23)	1.37	0.90

Total from operations	1.34		1.35	(0.13)	1.50	1.01

Distributions:
Distributions from net investment income	—		(0.14)	(0.09)	(0.11)	(0.10)

Net asset value, end of period	$11.44		$10.10	$8.89	$9.11	$7.72

Total return	13.27	%(b)	15.24%	-1.41%	19.47%	14.77%
Ratios and supplemental data:
Net assets at end of period (millions)	$22.9		$21.2	$20.5	$21.9	$20.6
Ratios to average net assets:
Ratios net of expenses reduced or reimbursed by adviser:
Expenses	0.83	%(a)	0.87%	0.84%	0.82%	0.83%
Net investment income (loss)	1.25	%(a)	1.73%	1.07%	1.50%	1.53%
Ratios assuming no expenses reduced or reimbursed by adviser:
Expenses	0.83	%(a)	0.87%	0.84%	0.82%	0.83%
Net investment income (loss)	1.25	%(a)	1.73%	1.07%	1.50%	1.53%
Portfolio turnover rate	66%		70%	79%	92%	91%

(a)	Annualized.
(b)	Not annualized.

B-1

	Target Equity/Income Portfolio
	Six-Month Period Ended June 30, 2013 (Unaudited)		Years Ended December 31,
			2012	2011	2010	2009
Selected per-share data:
Net asset value, beginning of period	$8.18		$7.52	$8.61	$7.07	$6.41
Operations:
Net investment income	0.08		0.22	0.15	0.12	0.15
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	1.30		0.61	(1.11)	1.52	0.64

Total from operations	1.38		0.83	(0.96)	1.64	0.79

Distributions:
Distributions from net investment income	—		(0.17)	(0.13)	(0.10)	(0.13)

Net asset value, end of period	$9.56		$8.18	$7.52	$8.61	$7.07

Total return	16.87	%(b)	11.08%	-11.09%	23.23%	12.33%
Ratios and supplemental data:
Net assets at end of period (millions)	$23.8		$21.9	$21.6	$26.6	$22.6
Ratios to average net assets:
Expenses	0.80	%(a)	0.84%	0.78%	0.78%	0.79%
Net investment income	1.63	%(a)	2.48%	1.75%	1.56%	2.03%
Portfolio turnover rate	76%		83%	99%	90%	95%

(a)	Annualized.
(b)	Not annualized.

B-2

STATEMENT OF ADDITIONAL INFORMATION

[                    ], 2013

TARGET EQUITY/INCOME PORTFOLIO

AND

TARGET VIP PORTFOLIO

each a series of Ohio National Fund, Inc.

One Financial Way

Montgomery, Ohio 45242

1-800-366-6654

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Information Statement dated [                    ], 2013 (the “Combined Prospectus/Information Statement”) for the Survivor Fund and the Target Fund, each a class (herein referred to as “series”) of Ohio National Fund, Inc. (the “Corporation”). Copies of the Combined Prospectus/Information Statement may be obtained at no charge by writing to the Ohio National Funds at One Financial Way, Montgomery, Ohio 45242 or by calling 1-800-366-6654. Unless otherwise indicated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Information Statement.

This Statement of Additional Information contains information that may be of interest to shareholders of the Target Fund relating to the Reorganization, but that is not included in the Combined Prospectus/Information Statement. As described in the Combined Prospectus/Information Statement, the Reorganization would involve the transfer of substantially all of the assets, and the assumption of the liabilities, of the Target Fund in exchange for shares of the Survivor Fund. The Target Fund would distribute the Survivor Fund shares it receives to its shareholders in complete liquidation of the Target Fund.

The Funds will furnish, without charge, a copy of their most recent Annual Report and/or Semi-Annual Report. Requests should be directed to the Ohio National Funds at One Financial Way, Montgomery, Ohio 45242 or by calling 1-800-366-6654.

1

ADDITIONAL INFORMATION ABOUT THE FUNDS	3
PRO FORMA FINANCIAL INFORMATION (UNAUDITED)	4

2

ADDITIONAL INFORMATION ABOUT THE FUNDS

Further information about each of the Survivor Fund and the Target Fund, each a series of the Corporation, is contained in and incorporated by reference to the Funds’ Statement of Additional Information dated May 1, 2013, as it may be amended and/or supplemented from time to time. Management’s discussion of fund performance, audited financial statements and related report of the independent registered public accounting firm for the Funds are contained in the Funds’ Annual Report for the fiscal year ended December 31, 2012 and are incorporated in this Statement of Additional Information by reference. No other parts of the Funds’ Annual Report are incorporated by reference in this Statement of Additional Information. Unaudited financial statements for the Funds are contained in the Funds’ Semi-Annual Report for the six-month period ended June 30, 2013 and are incorporated in this Statement of Additional Information by reference. No other parts of the Funds’ Semi-Annual Report are incorporated by reference in this Statement of Additional Information.

3

Pro Forma Financial Information

(Unaudited)

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and Survivor Fund as of June 30, 2013, using the fees and expenses information as shown in the Proxy Statement/Prospectus. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Survivor Fund, which are available in their annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1—Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Survivor Fund pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) as if the Reorganization occurred on June 30, 2013.

Target Fund	Survivor Fund
Target Equity/Income Portfolio	Target VIP Portfolio

Note 2—Basis of Pro Forma

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Survivor Fund or its shareholders as a direct result of the Reorganization. The Target Fund and the Survivor Fund are both registered open-end management investment companies. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities of the Target Fund by the Survivor Fund in exchange for shares of the Survivor Fund, followed by the distribution of such shares to Target Fund shareholders in complete liquidation and termination of the Target Fund. The pro forma financial information has been adjusted to reflect the assumption that the Target Fund distributes its undistributed net investment income to its shareholders prior to the Reorganization. The Target Fund shareholders would have received 2,075,986 shares of the Survivor Fund had the Reorganization occurred on June 30, 2013.

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes. In accordance with accounting principles generally accepted in the United States of America, for financial reporting purposes, the historical cost basis of the investments received from the Target Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the Surviving Fund with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As-of As of Date
Target Equity/Income Portfolio (Target Fund)	$23,756,586	June 30, 2013
Target VIP Portfolio (Survivor Fund)	$22,929,339	June 30, 2013
Target VIP Portfolio (Pro Forma Combined Fund)	$46,685,925	June 30, 2013

Note 3—Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the Pro Forma Combined Fund financial information as if the Reorganization had taken place on June 30, 2013 using the fees and expenses information shown in the Proxy Statement/Prospectus. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Survivor Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect this information. Percentages presented below are the increase (decrease) in expenses divided by the Pro Forma Combined Fund net assets presented in Note 2. Actual results could differ from those estimates. No other significant pro forma effects are expected to result from the Reorganization.

4

	Fee and Expense Increase (Decrease)
Net Expense Category	Dollar Amount	Percentage
Management fees	$—	0.00%
Custodian fees	(1,529)	(0.00	%)(1)(2)
Professional fees	(12,291)	(0.03	%)(2)
Accounting fees	(1,545)	(0.00	%)(1)(2)
Printing and filing fees	(103)	(0.00	%)(1)(2)
Compliance expense	(13,674)	(0.03	%)(2)

Total Pro Forma Net Expense Adjustment	$(29,142)	(0.06%)

(1)	Reflects the anticipated reduction of certain duplicative expenses eliminated as a result of the Reorganization.
(2)	Rounds to less than (0.01%).

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. No significant changes to any existing contracts of the Survivor Fund are expected as a result of the Reorganization.

Note 4—Accounting Survivor

The Survivor Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition, strategies, investment objective, expense structure and policies/restrictions of the Survivor Fund.

Note 5—Capital Loss Carryforwards

At June 30, 2013, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. For net capital losses arising in taxable years beginning after December 22, 2010, a Fund will generally be able to carry-forward such capital losses indefinitely. A Fund’s net capital losses from taxable years beginning on or prior to December 22, 2010, however, will remain subject to their current expiration dates and can be used only after the post-enactment losses. The Funds had loss carryforwards as follows:

Target Fund – Target Equity/Income Portfolio
Year of Loss	Date of Expiration	Amount of Current Year Capital Loss Carryover
2009	2017	$12,624,380
2012	No Expiration	2,663,628

		$15,288,008

Target Survivor Fund – Target VIP Portfolio
Year of Loss	Date of Expiration	Amount of Current Year Capital Loss Carryover
2009	2017	$6,313,615

5

MILLENNIUM PORTFOLIO

A SERIES OF OHIO NATIONAL FUND, INC.

One Financial Way

Montgomery, Ohio 45242

[                    ], 2013

Dear Contract Owner:

We wish to provide you with some important information concerning your investment. You are receiving this Combined Prospectus/Information Statement because you own an Ohio National or National Security variable annuity contract or variable life insurance policy and have contract values allocated to the Millennium Portfolio. The Board of Directors (the “Board”) of Ohio National Fund, Inc. (the “Corporation”), after careful consideration, has approved the reorganization (the “Reorganization”) of the Millennium Portfolio (the “Target Fund”), a class (herein referred to as “series”) of the Corporation, into the Small Cap Growth Portfolio (the “Survivor Fund”), also a series of the Corporation. The Target Fund and the Survivor Fund are sometimes each referred to separately as a “Fund”, and together as the “Funds”. The series surviving the Reorganization, the Survivor Fund, will be referred to herein as the “Combined Fund”. The Reorganization does not require your approval, and you are not being asked to vote. The attached Combined Prospectus/Information Statement contains information about the Survivor Fund and provides details about the terms and conditions of the Reorganization. You should review the Combined Prospectus/Information Statement carefully and retain it for future reference.

The Survivor Fund pursues an investment objective similar to that of the Target Fund, and the investment strategies of the Funds are also similar. The investment objective of the Target Fund is capital growth, and the investment objective of the Survivor Fund is long-term capital appreciation. The primary differences between the two investment strategies are the percentage of Fund assets allocated to investments in small capitalization companies (65% for the Target Fund and 80% for the Survivor Fund) and the Survivor Fund’s use of derivative instruments for hedging purposes. Also, the Funds are managed by different sub-advisers.

We anticipate that the Reorganization will result in benefits to the shareholders of the Target Fund as discussed more fully in the Combined Prospectus/Information Statement. The advisory fee and sub-advisory fee for the Survivor Fund will be reduced so that the management fees for the Combined Fund will be those of the Target Fund. As a general matter, we believe that after the Reorganization, the Combined Fund will provide you with a similar investment objective to seek long-term capital appreciation, with generally lower gross expenses and portfolio management efficiencies.

The Board has concluded that the Reorganization is in the best interests of each of the Funds and their respective shareholders. In approving the Reorganization, the Board considered, among other things, the similarities between the Funds’ investment objectives and strategies, the superior long term performance of the Survivor Fund, the expected lower expense ratio for the Combined Fund, and the terms and conditions of the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Board also considered that, because the Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies (collectively, “variable contracts”) offered by Ohio National Life and National Security, it is not anticipated that the Reorganization will have any tax consequences for owners of variable contracts.

In the Reorganization, shareholders of the Target Fund will receive common stock of the Survivor Fund with the same aggregate net asset value, as the shares of common stock of the Target Fund they currently hold, and their Target Fund shares will be redeemed. Immediately after the Reorganization, your contract values that were allocated to the Target Fund immediately prior to the closing of the Reorganization will be allocated to the Survivor Fund.

Following the Reorganization, the Target Fund will cease operations as a separate series of the Corporation. Shareholders of the Target Fund will not be assessed any sales charges, redemption fees or any other shareholder fee in connection with the Reorganization. In addition, we do not expect the Reorganization to cause the owners of variable contracts to recognize any federally taxable gains or losses.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION.

Contract values that you have allocated to the Target Fund will automatically be allocated to the Survivor Fund. If you have questions, please contact us at 1-800-366-6654.

As always, we appreciate your support.

Sincerely,

Christopher A. Carlson, President

QUESTIONS AND ANSWERS

We recommend that you read the complete Combined Prospectus/Information Statement. The following Questions and Answers provide an overview of the key features of the Reorganization and of the information contained in this Combined Prospectus/Information Statement.

Q.	What is this document and why did we send it to you?

A.	This is a Combined Prospectus/Information Statement that provides you with information about a plan of reorganization between Ohio National Fund, Inc. (the “Corporation”), on behalf of the Millennium Portfolio (the “Target Fund”) and the Corporation, on behalf of the Small Cap Growth Portfolio (the “Survivor Fund”). The Target Fund and the Survivor Fund are sometimes each referred to separately as a “Fund”, and together as the “Funds.” The Funds pursue similar investment objectives and investment strategies. When the reorganization (the “Reorganization”) is completed, your contract values that were allocated to the Target Fund will be allocated to the Survivor Fund, and the Target Fund will be terminated as a class (herein referred to as “series”) of the Corporation. Please refer to the Combined Prospectus/Information Statement for a detailed explanation of the Reorganization, and a more complete description of the Survivor Fund.

Shares of the Target Fund are offered only to separate accounts of Ohio National and National Security in connection with their variable annuity contracts and variable life insurance policies. You are receiving this Combined Prospectus/Information Statement because you own an Ohio National or National Security variable annuity contract or variable life insurance policy and have contract values allocated to the Target Fund as of [RECORD DATE]. The Reorganization does not require approval by you or by shareholders of either the Target or Survivor Fund, and you are not being asked to vote.

Q.	Has the Board of Directors approved the Reorganization?

A.	Yes, the Board of Directors of the Corporation (the “Board”) has approved the Reorganization. After careful consideration, the Board, including all of the Directors who are not “interested persons” of the Corporation (as defined in the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Directors”), determined that the Reorganization is in the best interests of the Target Fund’s and Survivor Fund’s shareholders and that neither Fund’s existing shareholders will be diluted as a result of the Reorganization. The advisory fee and sub-advisory fee for the Survivor Fund will be reduced so that the management fees for the Combined Fund will be those of the Target Fund. It is expected that the Target Fund will benefit from the possible operating efficiencies and economies of scale that may result from combining the assets of the Target Fund with the assets of the Survivor Fund.

Q.	Why is the Reorganization occurring?

A.	The Board has determined that Target Fund shareholders may benefit from an investment in the Combined Fund in the following ways:

(i)	Shareholders of the Target Fund will remain invested in an open-end fund that has greater net assets; and

(ii)	The larger net asset size of the Combined Fund is expected to result in operating efficiencies (e.g., certain fixed costs, such as legal expenses, audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the Combined Fund).

Q.	How will the Reorganization affect the shareholders and me as a contract owner?

A.

Upon the closing of the Reorganization, Target Fund shareholders will become shareholders of the Survivor Fund, and contract values that you have allocated to the Target Fund will be allocated to the Survivor Fund. With the Reorganization, all of the assets and the liabilities of the Target Fund will be combined with those

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of the Survivor Fund. An account will be created for each shareholder that will be credited with shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Target Fund shares at the time of the Reorganization.

The number of shares a shareholder receives (and thus the number of shares allocated to a contract owner) will depend on the relative net asset values per share of the two Funds immediately prior to the Reorganization. Thus, although the aggregate net asset value in a shareholder’s account will be the same, a shareholder may receive a greater or lesser number of shares than it currently holds in the Target Fund. No physical share certificates will be issued to shareholders. As a result of the Reorganization, a Target Fund shareholder will hold a smaller percentage of ownership in the Combined Fund than such shareholder held in the Target Fund prior to the Reorganization.

Q.	Why is no shareholder action necessary?

A.	Neither a vote of the shareholders of the Target Fund nor a vote of the shareholders of the Survivor Fund is required to approve the Reorganization under Maryland general corporation law or under the Corporation’s charter. Under Rule 17a-8 of the 1940 Act, a vote of shareholders of the Target Fund is not required.

Q.	When will the Reorganization occur?

A.	The Reorganization is expected to take effect on or about [CLOSING DATE], or as soon as possible thereafter.

Q.	Who will pay for the Reorganization?

A.	The costs of the Reorganization will be borne by Ohio National Investments, Inc., each Fund’s investment adviser.

Q.	Will the Reorganization result in any federal tax liability to me?

A.	It is not anticipated that the Reorganization will result in a tax consequence to owners of variable contracts.

Q.	Can I reallocate my contract values before the Reorganization takes place?

A.	Yes. If permitted by and in accordance with applicable rules under your contract, you may transfer your contract values out of the Target Fund and into any other investment option made available by your variable annuity contract or life insurance policy.

Q.	Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A.	No. Shareholders will not pay any sales load, commission or other similar fee in connection with the Reorganization, and thus contract owners will not pay any such fee indirectly.

Q.	Are there differences in front-end sales loads or contingent deferred sales charges?

A.	No. Neither Fund has a front-end sales load or contingent deferred sales charge.

Q.	Whom do I contact for further information?

A.	You can contact your financial adviser for further information. You may also contact the Funds at 1-800-366-6654. You may also visit our website at www.ohionational.com.

Important additional information about the Reorganization is set forth in the accompanying Combined Prospectus/Information Statement. Please read it carefully.

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INFORMATION STATEMENT FOR

MILLENNIUM PORTFOLIO, A SERIES OF OHIO NATIONAL FUND, INC.

ONE FINANCIAL WAY

MONTGOMERY, OHIO 45242

PROSPECTUS FOR

SMALL CAP GROWTH PORTFOLIO, A SERIES OF OHIO NATIONAL FUND, INC.

ONE FINANCIAL WAY

MONTGOMERY, OHIO 45242

DATED [N-14 DATE], 2013

RELATING TO THE REORGANIZATION OF

MILLENNIUM PORTFOLIO

WITH AND INTO

SMALL CAP GROWTH PORTFOLIO

EACH A SERIES OF OHIO NATIONAL FUND, INC.

This Combined Prospectus/Information Statement is furnished to you as an owner of a variable annuity contract or variable life insurance policy (collectively, a “variable contract”) having contract values allocated to the Millennium Portfolio (the “Target Fund”), a class (herein referred to as “series”) of Ohio National Fund, Inc., a Maryland corporation (the “Corporation”). As provided in the Agreement and Plan of Reorganization (the “Plan of Reorganization”), the Target Fund will be reorganized into the Small Cap Growth Portfolio (the “Survivor Fund”), also a series of the Corporation (the “Reorganization”). The Target Fund and the Survivor Fund are each referred to herein as a “Fund”, and together, the “Funds.” The Fund surviving the Reorganization, the Survivor Fund, will be referred to herein as the “Combined Fund”. The separate accounts of The Ohio National Life Insurance Company (“ONLI”), Ohio National Life Assurance Corporation (“ONLAC”, and together with ONLI, “Ohio National Life”) and National Security Life and Annuity Company (“National Security”) hold all Target Fund and Survivor Fund shares on behalf of all owners of variable contracts. For purposes of this Combined Prospectus/Information Statement, the terms “shareholder,” “you” and “your” may refer to such contract owners and to the separate accounts of Ohio National Life and National Security, unless the context otherwise requires.

The Board of Directors of the Corporation (the “Board”), on behalf of each Fund, has approved the Reorganization and has determined that the Reorganization is in the best interests of the Funds and their respective shareholders. The Survivor Fund pursues an investment objective similar to that of the Target Fund, and the investment strategies of the Funds are also similar. The investment objective of the Target Fund is capital growth, and the investment objective of the Survivor Fund is long-term capital appreciation. The primary differences between the two investment strategies are the minimum percentage (under normal circumstances) of Fund assets allocated to investments in small capitalization companies (65% for the Target Fund and 80% for the Survivor Fund) and the Survivor Fund’s use of derivative instruments for hedging purposes. Also, the Funds are managed by different sub-advisers. For more information on each Fund’s investment strategies, see “Summary—Investment Objectives and Principal Investment Strategies” below.

At the closing of the Reorganization, the Survivor Fund will acquire substantially all of the assets and the liabilities of the Target Fund in exchange for shares of the Survivor Fund. Immediately after receiving the Survivor Fund shares, the Target Fund will distribute these shares to its shareholders in the liquidation of the Target Fund. Target Fund shareholders will receive shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares they held immediately prior to the Reorganization. After distributing these shares, the Target Fund will be terminated as a series of the Corporation. Contract values that you have allocated to the Target Fund immediately prior to the Reorganization will be allocated to the Survivor Fund. As a result of the Reorganization a shareholder of the Target Fund will have a smaller percentage of ownership in the Combined Fund than such shareholder’s percentage of ownership in the Target Fund prior to the Reorganization.

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This Combined Prospectus/Information Statement sets forth concisely the information you should know about the Reorganization of the Target Fund and constitutes an offering of the shares of the Survivor Fund issued in the Reorganization. Please read it carefully and retain it for future reference.

A Statement of Additional Information dated [                    ], 2013 (the “Reorganization SAI”), relating to this Combined Prospectus/Information Statement and the Reorganization has been filed with the Securities and Exchange Commission (the “SEC”), and is incorporated by reference into (legally considered to be part of) this Combined Prospectus/Information Statement. A copy of the Reorganization SAI is available upon request and without charge by contacting the Funds toll free at 1-800-366-6654.

In addition, the following documents each have been filed with the Securities and Exchange Commission (the “SEC”), and are incorporated herein by reference:

•	the Prospectus related to the Target Fund, dated May 1, 2013;

•	the Statement of Additional Information related to the Target Fund and Survivor Fund, dated May 1, 2013;

•	the Annual Report to shareholders of Ohio National Fund, Inc. relating to the Target Fund for the fiscal year ended December 31, 2012, which has previously been sent to shareholders of the Target Fund; and

•	the Semi-Annual Report to shareholders of Ohio National Fund, Inc. relating to the Target Fund for the fiscal period ended June 30, 2013, which has previously been sent to shareholders of the Target Fund.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

The Reorganization SAI, as well as the Funds’ Prospectus, Statement of Additional Information and their annual and semi-annual reports, are available upon request and without charge by writing to the Funds at One Financial Way, Montgomery, Ohio 45242 or by calling toll-free at 1-800-366-6654. They are also available, free of charge, at the Funds’ website at www.ohionational.com. Information about the Funds can also be reviewed and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549-0102. Call 1-202-551-8090 for information on the operation of the public reference room. This information is also accessible via the Edgar database on the SEC’s internet site at www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

THIS COMBINED PROSPECTUS/INFORMATION STATEMENT IS EXPECTED TO BE SENT TO SHAREHOLDERS ON OR ABOUT [N-14 DATE].

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION NOT CONTAINED IN THIS COMBINED PROSPECTUS/INFORMATION STATEMENT AND, IF SO GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS COMBINED PROSPECTUS/INFORMATION STATEMENT DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

NEITHER THE SEC NOR ANY STATE REGULATOR HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED

PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Information Statement and is qualified in its entirety by references to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Information Statement carefully.

The Corporation, organized under the laws of the state of Maryland, is an open-end management investment company registered with the SEC. The Target Fund and Survivor Fund are organized as separate classes (herein referred to as “series”) of the Corporation. The investment objectives of the Target Fund and Survivor Fund are capital growth and long-term capital appreciation, respectively.

Ohio National Investments, Inc. (“Ohio National”) is the investment adviser for the Funds and will serve as the investment adviser for the Combined Fund. The Target Fund is managed by the Target Fund’s sub-adviser, Neuberger Berman Management LLC (“Neuberger”), and the Survivor Fund is managed by the Survivor Fund’s sub-adviser, Janus Capital Management LLC (“Janus;” Janus and Neuberger are each referred to as a “Sub-Adviser”). David H. Burshtan, Managing Director of Neuberger, has been the portfolio manager of the Target Fund since 2006 and is responsible for the day-to-day management of the Target Fund’s assets. Chad Meade, a Co-Portfolio Manager at Janus, has co-managed the Survivor Fund since July 2010 along with Brian A. Schaub, CFA, a Co-Portfolio Manager at Janus, and they are expected to continue the day-to-day management of the Combined Fund following the Reorganization.

Shares of the Funds are offered only to separate accounts of Ohio National Life and National Security in connection with their variable annuity contracts and variable life insurance policies (collectively, “variable contracts”).

The Reorganization.

The Proposed Reorganization. The Board, including the Directors who are not “interested persons” of the Corporation (as defined in the 1940 Act) (the “Independent Directors”), on behalf of each of the Target Fund and the Survivor Fund, has approved the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Plan of Reorganization provides for:

•	the transfer of substantially all of the assets and the liabilities of the Target Fund to the Survivor Fund in exchange for shares of the Survivor Fund;

•	the distribution of such shares to the Target Fund’s shareholders; and

•	the termination of the Target Fund as a separate series of the Corporation.

When the proposed Reorganization is completed, the Survivor Fund will acquire substantially all of the assets and liabilities of the Target Fund, and shareholders of the Target Fund will receive shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares that the shareholders own immediately prior to the Reorganization.

Background and Reasons for the Proposed Reorganization. The Reorganization has been proposed because Ohio National believes that it is no longer feasible to manage the Target Fund as a separate series of the Corporation. The Target Fund is a redundant product offering with limited growth potential. The assets of the Target Fund have been decreasing over time and the prospects for additional growth of the Fund are small. The Survivor Fund has a similar investment objective and similar investment strategies as the Target Fund. Following the Reorganization, the Combined Fund shareholders are projected to have a generally lower gross annual operating expense ratio because certain fixed costs, such as legal expenses, audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total operating expenses borne by the shareholders. As a result, Ohio National believes Target Fund shareholders would benefit from becoming shareholders of the Survivor Fund.

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In approving the Plan of Reorganization, the Board, on behalf of the Target Fund, including the Independent Directors, determined that the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund shareholders will not be diluted as a result of the Reorganization. Before reaching this conclusion, the Board engaged in a thorough review process relating to the proposed Reorganization. The Board approved the Reorganization at a meeting held on August 15, 2013.

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•	After the Reorganization, shareholders will be invested in a Combined Fund with a similar investment objective and similar principal investment strategies;

•	The Survivor Fund outperformed the Target Fund by 426 basis points, 525 basis points and 875 basis points in average annual total return for the 1 year, 3 year and 5 year periods ended June 30, 2013, respectively.

•	The Combined Fund resulting from the completion of the Reorganization is expected to achieve certain operating efficiencies from its larger net asset size;

•	The advisory fee and sub-advisory fee for the Survivor Fund will be reduced so that the management fees for the Combined Fund will be those of the Target Fund;

•	The Combined Fund, as a result of economies of scale, is expected to have a lower ratio of expenses to average net assets than that of the Target Fund prior to the Reorganization;

•	The Reorganization is not expected to result in any tax consequence to the owners of variable contacts;

•	The Funds and their shareholders will not bear any of the costs of the Reorganization; and

•	The Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund shares.

The Board, including all of the Independent Directors, concluded, based upon the factors and determinations summarized above, that completion of the Reorganization is advisable and in the best interests of the shareholders of each Fund, and that the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization. The determinations on behalf of each Fund were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Neither a vote of the shareholders of the Target Fund nor a vote of the shareholders of the Survivor Fund is required to approve the Reorganization under Maryland general corporation law or under the Corporation’s charter.

In addition, under Rule 17a-8 under the 1940 Act, a vote of the shareholders of the Target Fund is not required if as a result of the Reorganization: (i) there is no policy of the Target Fund that under Section 13 of the 1940 Act could not be changed without a vote of a majority of its outstanding voting securities that is materially different from a policy of the Survivor Fund; (ii) the Survivor Fund’s advisory contract is not materially different from that of the Target Fund; (iii) the Independent Directors of the Target Fund who were elected by its shareholders will comprise a majority of the Independent Directors of the Board overseeing the Survivor Fund; and (iv) after the Reorganization, the Survivor Fund will not be authorized to pay fees under a 12b-1 plan that are greater than fees authorized to be paid by the Target Fund under such a plan. The Reorganization meets all of these conditions, and, therefore, a vote of shareholders is not required under the 1940 Act.

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Investment Objectives and Principal Investment Strategies

The Funds have similar, though not identical, investment objectives and investment strategies. The Combined Fund’s investment objective and principal investment strategies will be those of the Survivor Fund. See “Comparison of the Target Fund and the Survivor Fund—Comparison of Investment Objectives and Principal Investment Strategies” below.

The investment objectives of the Target Fund and Survivor Fund are capital growth and long-term capital appreciation, respectively. Both Funds normally invest in the common stocks of small capitalization companies, which are defined as those with a market capitalization, at the time of investment, that is no greater than the largest market capitalization of a company in the Russell 2000® Growth Index. As of March 31, 2013, the capitalization range of the Russell 2000® Growth Index was between $6.4 million and $5.5 billion. The primary differences between the two investment strategies are the minimum percentage (under normal circumstances) of Fund assets allocated to investments in small capitalization companies (65% for the Target Fund and 80% for the Survivor Fund) and the Survivor Fund’s use of derivative instruments for hedging purposes. The Funds are also managed by different sub-advisers.

For information on risks, see “Comparison of the Target Fund and Survivor Fund—Risks of the Funds”, below. The fundamental investment policies applicable to each Fund are identical.

Fees and Expenses

As an investor, shareholders pay fees and expenses to buy and hold shares of the Fund. Shareholders may pay shareholder fees directly when they buy or sell shares. Shareholders pay annual fund operating expenses indirectly because they are deducted from Fund assets.

The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding shares of the Fund. These tables do not reflect fees or expenses that may be charged in connection with variable contracts issued by Ohio National Life and National Security that offer each Fund as an underlying investment option. If such charges were included, the following fees and expenses would be higher. The pro forma columns show expenses of the Combined Fund as if the Reorganization had occurred on the last day of the Fund’s fiscal year ended December 31, 2012. The Annual Fund Operating Expenses table and Example tables shown below are based on actual expenses incurred during each Fund’s fiscal year ended December 31, 2012. Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Target Fund	Survivor Fund	Pro Forma Combined Fund
Management Fees	0.80%	0.90%	0.80%
Distribution and/or Service (12b-1) Fees	None	None	None
Other expenses	0.17%	0.21%	0.14%

Total Annual Fund Operating Expenses	0.97%	1.11%	0.94%

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EXAMPLES

This Example is intended to help you compare the cost of investing your variable contract assets in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Target Fund	$99	$309	$536	$1,190
Survivor Fund	$113	$353	$612	$1,352
Pro Forma—Combined Fund	$96	$300	$520	$1,155

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Target Fund’s portfolio turnover rate was 282% of the average value of its portfolio, and the Survivor Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Federal Tax Consequences

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by Ohio National Life and National Security. As a result, provided that the variable contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code or annuity contracts under Section 72 of the Internal Revenue Code, it is expected that the Reorganization will not be a taxable event for owners of variable contracts, regardless of the tax status of the Reorganization, and any dividend declared as described below will not be taxable to owners of variable contracts.

It is expected that the Reorganization itself will be a tax-free reorganization under Section 368(a) of the Internal Revenue Code. Accordingly, no gain or loss is expected to be recognized by the Funds or the insurance company separate accounts that hold shares of the Funds as a direct result of the Reorganization. However, because the Reorganization will cause the Target Fund’s tax year to end on a date earlier than the last day of its normal tax year, the Reorganization may accelerate distributions from the Target Fund to the insurance company separate accounts as shareholders of the Target Fund. In particular, the Target Fund will recognize net gains or losses on the sales of any securities (net of any available capital loss carryforwards) in the period ending on the closing date, and, on or before that date, the Target Fund must declare a dividend paying out any such net gains, together with any other undistributed income or gains, to the insurance company separate accounts as shareholders of the Target Fund. Also, to the extent that the Target Fund holds any securities that are marked to market in connection with the Reorganization, it will recognize and be required to pay out any net gain from such securities. The insurance company separate accounts, as shareholders, and the owners of variable contracts, are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization.

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

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Purchase, Exchange, Redemption, Transfer and Valuation of Shares

The policies of the Target Fund and the Survivor Fund regarding the purchase, redemption, exchange, transfer and valuation of shares are identical. Please see “Comparison of the Target Fund and Survivor Fund—Distribution and Shareholder Servicing Arrangements” and “—Purchase, Exchange, Redemption, Transfer and Valuation of Shares” below for information regarding the purchase, exchange, redemption, transfer and valuation of shares.

Principal Investment Risks

Because of their similar investment strategies, the principal risks associated with an investment in the Survivor Fund are similar to those associated with an investment in the Target Fund. Principal investment risks for both Funds include market risk, smaller capitalization company risk, foreign investments risk and issuer risk. However, the Target Fund also has sector risk, high portfolio turnover risk and initial public offering risk, and the Survivor Fund also has growth strategy risk, derivatives risk, leverage risk and liquidity risk. More information on each of these types of investment risk can be found under “Comparison of the Target Fund and Survivor Fund—Risks of the Funds” below.

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COMPARISON OF THE TARGET FUND AND SURVIVOR FUND

Investment Objectives and Principal Investment Strategies

Target Fund. The investment objective of the Target Fund is to seek capital growth.

The Target Fund invests primarily in the common stocks of small sized companies. Under normal circumstances, at least 65% of the Target Fund’s assets are invested in common stocks of small-capitalization companies (that is, those with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Growth Index.) As of March 31, 2013, the capitalization range of the Russell 2000® Growth Index was between $6.4 million and $5.5 billion.

However, it may also invest in larger companies if they appear to present better prospects for capital growth. The Target Fund may invest up to 30% of its assets in foreign securities. The Target Fund may also purchase initial public offerings and may concentrate its investments in particular sectors of the economy. The Target Fund is managed by Neuberger Berman under a subadvisory agreement with Ohio National.

Survivor Fund. The investment objective of the Survivor Fund is to seek long-term capital appreciation.

The Survivor Fund is managed by Janus under a subadvisory agreement with Ohio National. Under normal circumstances the Survivor Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of small capitalization companies (that is, those with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Growth Index). As of March 31, 2013, the capitalization range of the Russell 2000® Growth Index was between $6.4 million and $5.5 billion.

Janus generally uses a “bottom up” approach in selecting investments for the Survivor Fund. Janus seeks to identify individual companies with earnings growth potential that may not yet be recognized by the market at large. The Survivor Fund may also invest in securities of emerging growth companies. These are companies that Janus expects to experience above-average earnings or cash-flow growth or meaningful changes in underlying asset values. Realization of income is not a significant consideration in choosing the Survivor Fund’s investments.

Within the parameters of its specific investment policies and restrictions, the Survivor Fund may use futures or options, individually or in combination, to “hedge” or protect the Survivor Fund from adverse movements in securities prices and interest rates. The Survivor Fund may purchase or write such options individually or in combination. The Survivor Fund may purchase and write put and call options on securities, securities indices, and foreign currencies within the parameters of its specific investment policies and restrictions.

Unless otherwise stated within its specific investment policies, the Survivor Fund may invest 15% of its assets in foreign equity and debt securities (at time of purchase). The Survivor Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary passive foreign investment companies. American Depositary Receipts and securities which are denominated in US dollars and traded in US markets are not subject to the 15% limitation. The Survivor Fund may invest in master limited partnerships.

Combined Fund. The Combined Fund’s investment objective and principal investment strategies will be those of the Survivor Fund.

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Comparison of Investment Objectives and Principal Investment Strategies

The Survivor Fund pursues an investment objective similar to that of the Target Fund, and the investment strategies of the Funds are also similar. The investment objective of the Target Fund is capital growth, and the investment objective of the Survivor Fund is long-term capital appreciation. The primary differences between the two investment strategies are the minimum percentage (under normal circumstances) of Fund assets allocated to investments in small capitalization companies (65% for the Target Fund and 80% for the Survivor Fund) and the Survivor Fund’s use of derivative instruments for hedging purposes. The table below compares the investment objectives and principal investment strategies of the two Funds:

Target Fund	Survivor Fund
Principal Investment Objective	Principal Investment Objective

The Fund seeks capital growth.	The Fund seeks long-term capital appreciation.

Principal Investment Strategies	Principal Investment Strategies

The Fund invests primarily in the common stocks of small sized companies. Under normal circumstances, at least 65% of the Fund’s assets are invested in common stocks of small-capitalization companies (that is, those with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Growth Index.)	Under normal circumstances the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of small capitalization companies (that is, those with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Growth Index).

This Fund may invest up to 30% of its assets in foreign securities.	The Fund may invest 15% of its assets in foreign equity and debt securities (at time of purchase).

The Fund may also purchase initial public offerings and may concentrate its investments in particular sectors of the economy.	Does not use these strategies

Does not use this strategy	The Fund may invest in master limited partnerships.

Does not use this strategy	Janus generally uses a “bottom up” approach in selecting investments for the Fund. Janus seeks to identify individual companies with earnings growth potential that may not yet be recognized by the market at large. The Fund may also invest in securities of emerging growth companies. These are companies that Janus expects to experience above-average earnings or cash-flow growth or meaningful changes in underlying asset values. Realization of income is not a significant consideration in choosing the Fund’s investments.

Does not use this strategy	Within the parameters of its specific investment policies and restrictions, the Fund may use futures or options, individually or in combination, to “hedge” or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may purchase or write such options individually or in combination. The Fund may purchase and write put and call options on securities, securities indices, and foreign currencies within the parameters of its specific investment policies and restrictions.

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Fundamental Investment Policies

The fundamental investment policies of the Target Fund and Survivor Fund are identical and cannot be changed without shareholder approval. Each Fund:

1. Will not invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or repurchase agreements secured thereby.

2. Will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions.

3. Will not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act or unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments, including derivatives related to physical commodities; or purchasing or selling securities or other instruments backed by commodities; or purchasing or selling securities of companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

4. Will not underwrite securities of other issuers, except to the extent that a Fund may be deemed an underwriter under the Securities Act of 1933 by virtue of disposing of portfolio securities or when selling its own shares.

5. Will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation also does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate, including real estate investment trusts.

6. Will not make loans to others, except (a) through the purchase of debt securities, (b) by investing in repurchase agreements and (c) by loaning portfolio securities.

7. Will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

The Combined Fund will have the same fundamental investment policies.

Risks of the Funds

The following are the principal risks involved in an investment in both Funds:

Market Risk—A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security’s price. Different types of stocks sometimes shift into and out of favor with

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investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If a portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Smaller Capitalization Company Risk—Smaller capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Smaller companies are also sometimes more subject to failure.

Foreign Investments Risk—Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.

Issuer Risk—The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

In addition to the risks for both Funds above, the Target Fund has the following additional principal risks involved in an investment in the Target Fund:

Sector Risk—A certain sector may not perform as well as companies in other sectors or the market as a whole. When a portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

High Fund Turnover Risk—Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

Initial Public Offering Risk—There is no assurance that a portfolio’s investments in initial public offerings (“IPOs”) will have a positive effect on performance. The effect of IPOs on portfolio performance depends on such factors as the number of IPOs in a portfolio invested, whether and to what extent the IPOs appreciated in value, and the portfolio’s asset base.

In addition to the risks for both Funds above, the Survivor Fund has the following additional principal risks involved in an investment in the Survivor Fund:

Growth Strategy Risk—Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Derivatives Risk—Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Fund. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index and the Fund could lose more than the principal amount invested. In addition to investing in derivatives to implement its strategy, the Fund may also use derivative instruments for hedging purposes, in an attempt to reduce the risk of loss from falling stock prices or lower foreign currency valuations, increased interest rates or other adverse market developments. There can be no assurance that a hedging technique will work as intended. Fund performance may be diminished by the added cost of the derivative instrument.

Leverage Risk—Leverage risk is created when an investment (such as a derivative transaction or master limited partnership) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Liquidity Risk—The Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

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Performance History

The accompanying bar chart and table provide some indication of the risks of investing in the Funds. They show changes in each Fund’s performance for each year since inception and each Fund’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index. Each Fund’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.

Target Fund

During the period shown in the bar chart, the Fund’s highest return for a quarter was 17.45%. That was the quarter ended on June 30, 2003. The lowest return for a quarter was -25.68%. That was for the quarter ended on December 31, 2008.

Average Annual Total Returns As of December 31, 2012	1 Year	5 Years	10 Years
Millennium Portfolio	9.44%	-1.31%	6.82%
Russell 2000® Growth Index	14.59%	3.49%	9.80%

Survivor Fund

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During the period shown in the bar chart, the Fund’s highest return for a quarter was 26.69%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -26.37%. That was for the quarter ended on December 31, 2008.

Average Annual Total Returns As of December 31, 2012	1 Year	5 Years	Since 11/2/05
Small Cap Growth Portfolio	18.02%	4.45%	11.93%
Russell 2000® Growth Index	14.59%	3.49%	9.80%

The accounting survivor of the Reorganization will be the Survivor Fund. As such, the Combined Fund will continue the performance history of the Survivor Fund after the closing of the Reorganization.

Description of Benchmark Index Used by the Funds

The Russell 2000® Growth Index is a market-weighted total return index that measures the performance of companies within the Russell 2000 Index having higher price to book ratios and higher forecasted growth values. The Russell 2000® Growth Index includes the 2,000 firms from the Russell 3000 Index with the smallest market capitalizations.

Management of the Funds

Adviser

Ohio National is a wholly-owned subsidiary of ONLI. Ohio National uses ONLI’s investment personnel and administrative systems. That is to say the personnel of Ohio National are employees of ONLI who provide investment services to Ohio National. Ohio National has no employees of its own. It is located at One Financial Way, Montgomery, Ohio 45242.

ONLI provides its investment personnel, systems and related services to Ohio National at cost. This is done under a service agreement among ONLI, Ohio National and the Corporation, on behalf of the Funds. These services are paid for by Ohio National, not the Funds. Ohio National provides portfolio management, investment advice and administrative services to the Funds. This is done under an investment advisory agreement.

As compensation for its services to the Funds, Ohio National receives monthly fees from the Funds at annual rates on the basis of each Fund’s average daily net assets during the month for which the fees are paid. The fee schedule for the Funds is set forth below. In 2012, the Target Fund paid Ohio National at an effective annualized rate of 0.80% on its average daily net assets and the Survivor Fund paid Ohio National at an effective annualized rate of 0.90% on its average daily net assets. The fee rate of the Survivor Fund will be reduced to that of the Target Fund so that the Combined Fund will have a fee rate of 0.80% following the Reorganization.

Advisory Fee Schedule
Target Fund	Survivor Fund	Combined Fund
0.80% of first $150 million	0.90% of first $150 million	0.80% of first $150 million
0.75% on next $150 million	0.80% of next $150 million	0.75% on next $150 million
0.70% of next $300 million	0.75% over $300 million	0.70% of next $300 million
0.65% over $600 million		0.65% over $600 million

A discussion regarding the basis for the Board of Directors approving the advisory agreement is made available in each Fund’s Annual Report. Details of the approval are discussed in the Annual Report following the approval.

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Sub-Adviser

Ohio National selects sub-advisers for the Funds, subject to the approval of the Board of Directors, including a majority of those directors who are not otherwise affiliated with the Corporation or Ohio National (the “Independent Directors”).

A discussion regarding the basis for the Board of Directors approving the sub-advisory agreement with each Sub-Adviser is available in each Fund’s Annual Report. Details of the approval are discussed in the Annual Report following the approval.

The Securities and Exchange Commission has issued an order to the Corporation and Ohio National permitting Ohio National, subject to the Board’s oversight and approval, to enter into, materially amend and terminate sub-advisory agreements (other than sub-advisory agreements with affiliated sub-advisers) without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about that sub-adviser within 90 days of the change.

Ohio National monitors the compliance of the Sub-Advisers with the investment objectives and policies of the applicable Fund. Ohio National reviews the performance of the Sub-Advisers to assure continuing quality of performance. At least once each calendar quarter, Ohio National reports to the Board regarding the performance and compliance of the Sub-Advisers.

As compensation for sub-advisory services, Ohio National pays fees to the Sub-Advisers. These fees are paid from Ohio National’s assets and do not affect the Funds’ expenses. The sub-advisory fees are calculated as a percentage of the Fund assets managed by each Sub-Adviser. In 2012, Ohio National paid Neuberger at an effective annualized rate of 0.55% on the Target Fund’s average daily net assets and paid Janus at an effective annualized rate of 0.60% on the Survivor Fund’s average daily net assets. The sub-advisory fee rate of the Survivor Fund will be reduced to that of the Target Fund so that Janus will be paid at a rate of 0.55% following the Reorganization.

Portfolio Managers

Target Fund. Neuberger has managed the Millennium Portfolio since May 2006. Neuberger is located at 605 Third Avenue, New York, New York 10158.

The portfolio manager is David H. Burshtan, a Managing Director of Neuberger and a Managing Director of Neuberger Berman, LLC. Mr. Burshtan has managed two equity mutual funds and other equity portfolios for another investment manager from 1999-2002. Prior to 1999, he managed small-cap portfolios for another manager.

Survivor Fund. Janus has managed the Small Cap Growth Portfolio since November 2005. Janus is located at 151 Detroit Street, Denver, Colorado 80206. Janus (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or sub-adviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds, and wrap fee accounts. Janus is a direct subsidiary of Janus Capital Group, Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. JCGI had approximately $156.8 billion in assets under management as of December 31, 2012.

Chad Meade has been a Co-Portfolio Manager of the Survivor Fund since July 2010. Mr. Meade is Co-Portfolio Manager for other Janus accounts. Mr. Meade previously served as an equity research analyst, focused on small- and mid-capitalization stocks in the industrials sector from 2001 to 2011. Mr. Meade has acted as a Co-Portfolio Manager of other Janus-advised mutual funds since 2006. Prior to joining Janus as a research

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analyst in August 2001, Mr. Meade worked as a financial analyst for Goldman Sachs’ global investment research team. He received his bachelor of science degree in finance from Virginia Tech, where he graduated summa cum laude, and was a member of the Omicron Delta Kappa Honor Society. He has 14 years of financial industry experience.

Other Service Providers

The Funds use the same service providers. U.S. Bancorp Fund Services, LLC is each Fund’s accounting agent. U.S. Bank, N.A. is each Fund’s custodian. Information about the Funds’ accounting agent and custodian can be found in the Funds’ Statement of Additional Information under “Fund History”. The Funds pay fees to the accounting agent and also reimburse the accounting agent for out-of-pocket expenses, subject to certain limitations, that are incurred by the accounting agent in performing its accounting agent duties under its agreement with the Funds.

Combined Fund. Following the Reorganization, the Funds’ current service providers will serve the Combined Fund.

Purchase And Redemption Of Fund Shares

Shares of the Funds are offered only to separate accounts of Ohio National Life and National Security in connection with their variable annuities and variable life insurance contracts. You may select Funds as described in your variable contract prospectus. The value of your variable benefits will vary with the investment experience of the Funds you select.

The net asset value of each Fund is computed by dividing the total market value of the securities held by that Fund, plus any cash or other assets less all liabilities of the Fund, by the number of shares outstanding for that Fund. The Fund’s assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the market in which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. The effect of using such alternative methods for determining fair value is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but by another method the Board of Directors believes reflects their fair value. This is intended to assure that a Fund’s net asset value fairly reflects security values as of the time of pricing.

The separate accounts of Ohio National Life and National Security purchase and redeem Fund shares at their net asset value next computed, with no sales or redemption charges. The net asset value of a Fund’s shares is determined as of 4:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted trading. However, net asset value may be calculated earlier if trading on that exchange is restricted or as permitted by the SEC. If a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when Fund shares cannot be purchased or redeemed.

Frequent Purchases And Redemption Of Fund Shares

The Corporation, Ohio National Life and National Security discourage excessive trading and market timing of Fund shares within variable contracts. Excessive trading into and out of the Funds can disrupt Fund investment strategies and increase a Fund’s operating expenses. In addition, excessive trading can lower overall Fund performance for long term investors, prevent portfolio managers from taking timely advantage of investment opportunities, and create liquidity risks for the Funds. Certain series of the corporation may be more susceptible

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to attempted market timing and excessive trading. Typically, Funds holding securities priced on foreign exchanges are subject to attempts to take advantage of time-zone arbitrage. However, the Corporation has a fair value pricing policy that seeks to eliminate the pricing inefficiencies market timers and excessive traders attempt to exploit. The Funds are not designed to accommodate excessive trading practices. The Corporation, Ohio National Life and National Security reserve the right, in their sole discretion, to restrict, or cancel purchase and exchange orders which they believe represent excessive or disruptive trading and will contact you the next business day by telephone to inform you that your requested transaction has been restricted or otherwise not honored by the insurance company. If they are unable to contact you by telephone, they will contact you or your registered representative in writing to inform you of the restricted transaction. Listed below are some, but not necessarily all, of the steps they may take to discourage excessive trading and market timing. The Board of Directors has adopted these policies and procedures with respect to frequent purchases and redemptions.

The first time the contract owner is determined to have traded excessively, Ohio National Life or National Security will notify the contract owner in writing that his or her variable contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, Ohio National Life or National Security will suspend all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the variable contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge applicable to the insurance contract.

Either Ohio National Life or National Security may, in its sole discretion, take any contract off of the list of monitored contracts, or restore suspended transfer privileges if it determines that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of the policies related to excessive trading and market timing as described in this Section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the Funds. Therefore, contracts may be placed on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits.

Some of the factors that may be considered when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the Funds involved in the transfer;

•	The investment objectives of the particular Funds involved in the transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

The various contracts issued by Ohio National Life and National Security provide a transfer privilege among all of the products’ investment options, including the Funds. Such transfer privileges may involve a number of free transfers and/or a transfer fee per transfer. See your product prospectus for more information on transfer fees.

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Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if Ohio National Life, National Security or the Corporation believes that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Corporation, Ohio National Life or National Security will be able to identify such contract owners or curtail their trading practices. However, the Funds are not designed to accommodate frequent purchase or redemption requests. The ability of Ohio National Life and National Security and the ability of the Corporation to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the Corporation receives orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the Corporation may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If the Company, Ohio National Life and National Security are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

The Corporation may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than are currently adopted by Ohio National Life, National Security or the Corporation.

Dividends, Distributions And Taxes

Each Fund seeks to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Corporation’s policy to comply with the provisions of the Code regarding distribution of investment income and net realized capital gains so that the Funds will not be subject to federal income tax. Each year each Fund distributes to its shareholders substantially all of its net investment income and net realized capital gains (if any). Dividends and distributions are reinvested in additional Fund shares (at net asset value without a sales charge).

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract. Income distributions from those contracts are taxed at ordinary income tax rates. Any distributions made to an owner younger than 59 1/2 may also be subject to a 10% penalty tax.

Ask your tax adviser for more information on your tax situation. The Statement of Additional Information also has more information regarding the tax status of the Funds.

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FINANCIAL HIGHLIGHTS

The fiscal year end of the Funds is December 31. The financial highlights of the Target Fund and the Survivor Fund are included with this Combined Prospectus/Information Statement at Exhibit B.

The financial highlights of the Target Fund and the Survivor Fund are also contained in: (i) the Annual Report to shareholders of Ohio National Fund, Inc. relating to the Target Fund and Survivor Fund for the fiscal year ended December 31, 2012, which have been audited by KPMG LLP, the Funds’ registered independent public accounting firm, and (ii) the Semi-Annual Report to shareholders of Ohio National Fund, Inc. relating to the Target Fund and Survivor Fund for the six months ended June 30, 2013, which are unaudited. The Annual Report and Semi-Annual Report, which have previously been sent to shareholders, are available on request and without charge by writing to the Funds at One Financial Way, Montgomery, Ohio 45242, and, with respect to the Target Fund and Survivor Fund, are incorporated by reference into this Combined Prospectus/Information Statement.

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INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the Plan of Reorganization found in Exhibit A.

The Plan of Reorganization provides that substantially all of the assets and liabilities of the Target Fund will be transferred to the Survivor Fund in exchange for shares of the Survivor Fund. The shares of the Survivor Fund issued to the Target Fund will have an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on the Closing Date (as defined in Exhibit A) of the Reorganization (the “Valuation Time”). Upon receipt by the Target Fund of the shares of the Survivor Fund, the Target Fund will distribute Survivor Fund shares to its shareholders and will be terminated as a series of the Corporation.

The distribution of the Survivor Fund shares to the Target Fund shareholders will be accomplished by opening new accounts on the books of the Survivor Fund in the names of the Target Fund shareholders and transferring to those shareholder accounts the shares of the Survivor Fund. Such newly-opened accounts on the books of Survivor Fund will represent the respective pro rata number of shares of the Survivor Fund that the Target Fund is to receive under the terms of the Plan of Reorganization. See “Terms of the Reorganization” below.

Accordingly, as a result of the Reorganization, each Target Fund shareholder will own shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that the shareholder owned immediately prior to the Reorganization.

No sales charge or fee of any kind will be assessed to the Target Fund shareholders in connection with their receipt of shares of the Survivor Fund in the Reorganization.

Terms of the Reorganization

Pursuant to the Plan of Reorganization, on the Closing Date, the Target Fund will transfer to the Survivor Fund substantially all of its assets and liabilities in exchange solely for shares of the Survivor Fund. The aggregate net asset value of the shares issued by the Survivor Fund will be equal to the value of the assets of the Target Fund transferred to the Survivor Fund as of the Closing Date, as determined in accordance with the Survivor Fund’s valuation procedures, net of the liabilities of the Target Fund assumed by the Survivor Fund. The Target Fund expects to distribute the shares of the Survivor Fund to its shareholders promptly after the Closing Date. Thereafter, the Target Fund will be terminated as a series of the Corporation.

The Plan of Reorganization contains customary representations, warranties, and conditions. The Plan of Reorganization may be terminated with respect to the Reorganization if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time before the Effective Time, the Board or an authorized officer of the Corporation determines the Reorganization is inadvisable. The Plan of Reorganization may be terminated or amended by the mutual consent of the parties.

Reasons for the Reorganization

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•	After the Reorganization, shareholders will be invested in a Combined Fund with a similar investment objective and similar principal investment strategies;

•	The Survivor Fund outperformed the Target Fund by 426 basis points, 525 basis points and 875 basis points in average annual total return for the 1 year, 3 year and 5 year periods ended June 30, 2013, respectively.

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•	The Combined Fund resulting from the completion of the Reorganization is expected to achieve certain operating efficiencies from its larger net asset size;

•	The advisory fee and sub-advisory fee for the Survivor Fund will be reduced so that the management fees for the Combined Fund will be those of the Target Fund;

•	The Combined Fund, as a result of economies of scale, is expected to have a lower ratio of expenses to average net assets than that of the Target Fund prior to the Reorganization;

•	The Reorganization is not expected to result in any tax consequence to the owners of variable contacts;

•	The Funds and their shareholders will not bear any of the costs of the Reorganization; and

•	The Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund shares.

For these and other reasons, the Board concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Target Fund and that the interests of the shareholders of the Target Fund will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Federal Income Taxes

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by Ohio National Life and National Security. As a result, provided that the variable contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code or annuity contracts under Section 72 of the Internal Revenue Code, it is not anticipated that the owners of variable contracts will experience any tax liability or other tax effect, as a direct result of the Reorganization.

Moreover, the Reorganization is expected to qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code, pursuant to which no gain or loss will be recognized by the Funds or the insurance company separate accounts for federal income tax purposes. As a result of the Reorganization, it is anticipated that the Survivor Fund will succeed to the tax attributes of the Target Fund, subject to limitations that could limit the amount of the capital loss carryforwards from periods before the Reorganization that would be available to offset gains after the Reorganization.

Neither a tax ruling from the Internal Revenue Service nor any tax opinion regarding the Reorganization has been or will be requested. The owners of variable contracts and the insurance company separate accounts should consult their own tax advisors regarding the effect, if any, of the Reorganization in light of their particular circumstances. Also, because the above discussion relates only to federal income tax consequences of the Reorganization, those persons should also consult their tax advisors about foreign, state and local tax consequences, if any, of the Reorganization.

Expenses of the Reorganization

The costs of the Reorganization will be borne by Ohio National.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganization, the Survivor Fund will establish a position for each Target Fund shareholder on the books of the Survivor Fund containing the appropriate number of shares of the Survivor Fund to be received in the Reorganization. No certificates for shares of the Survivor Fund will be issued in connection with the Reorganization.

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OTHER INFORMATION

Capitalization

The following table sets forth, as of June 30, 2013: (a) the unaudited capitalization of each Fund and (b) the unaudited pro forma combined capitalization of the Combined Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity. No assurance can be given as to how many shares of the Survivor Fund will be received by Target Fund shareholders at the Closing Date, and the information should not be relied upon to reflect the number of shares of the Combined Fund that actually will be received by Target Fund shareholders.

Fund	Total Net Assets	Adjusted Net Assets	Shares Outstanding	Net Asset Value Per Share	Adjusted Net Asset Value Per Share
Target Fund	$37,180,900	$37,180,900	1,343,749	$27.67	$27.67
Survivor Fund	$45,524,051	$45,524,051	2,481,880	$18.34	$18.34
Pro Forma—Combined Fund	$82,704,951	$82,704,951	4,509,539	$18.34	$18.34

Shareholder Information.

As of the Record Date, there were [                ] shares of the Target Fund outstanding. None of the Directors or officers of the Corporation directly owned shares of the Target Fund. As of the Record Date, no person was known by the Target Fund to own beneficially or of record 5% or more of any class of shares of the Target Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned

As of the Record Date, there were [                ] shares of the Survivor Fund outstanding. None of the Directors or officers of the Corporation directly owned shares of the Survivor Fund. As of the Record Date, no person was known by the Survivor Fund to own beneficially or of record 5% or more of any class of shares of the Survivor Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned

Shareholder Rights and Obligations

Both the Target Fund and Survivor Fund are classes of the Corporation, a corporation organized under the laws of the state of Maryland. Under the Corporation’s organizational documents, the Funds are authorized to issue 550,000,000 shares of common stock, with a par value of $1.00 per share, with 10,000,000 shares allocated to each of the Target Fund and the Survivor Fund.

With respect to each Fund, shares have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately.

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When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of Survivor Fund, issued in the connection with the Reorganization), all shares are fully paid and non-assessable.

Shareholder Proposals

The Funds do not hold regular annual meetings of shareholders. As a general matter, the Survivor Fund does not intend to hold future regular annual or special meetings of its shareholders unless the election of directors is required by the 1940 Act. Any shareholder who wishes to submit a proposal for consideration at a meeting of shareholders of either Fund should send such proposal to Ohio National Fund, Inc., Attn: Secretary, One Financial Way, Montgomery, Ohio 45242. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of a Fund a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

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EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of August 15, 2013, among OHIO NATIONAL FUND, INC., a Maryland corporation, with its principal place of business at One Financial Way, Montgomery, Ohio 45242 (“Corporation”), on behalf of each segregated portfolio of assets (“series”) thereof listed under the heading “Target Funds” on Schedule A attached hereto (“Schedule A”) (each, a “Target Fund”) and Corporation on behalf of each series thereof listed under the heading “Survivor Funds” on Schedule A (each, a “Survivor Fund”); and, solely for purposes of paragraph 6, OHIO NATIONAL INVESTMENTS, INC., advisor to the Survivor Funds and Target Funds (“Ohio National”). (Corporation is sometimes referred to herein as an “Investment Company,” and each Target Fund and Survivor Fund is sometimes referred to herein as a “Fund.”) Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations (collectively, “Obligations”) of and by each Fund—and of and by the Investment Company of which that Fund is a series, on that Fund’s behalf—shall be the Obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series, on that Fund’s behalf, and (3) in no event shall any other series of the Corporation (including another series thereof) or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or the Investment Company of its Obligations set forth herein.

Corporation wishes to effect four reorganizations described in section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”). Each reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund to the corresponding Survivor Fund listed on Exhibit A (as to each Target Fund, the “corresponding Survivor Fund”) in exchange solely for (a) shares of beneficial interest of that corresponding Survivor Fund (“Survivor Fund Shares”), as described herein, and (b) the assumption by the Survivor Fund of all liabilities of the Target Fund, and (2) the subsequent distribution of the corresponding Survivor Fund Shares (which shall then constitute all of the assets of the Target Fund) pro rata to the shareholders in exchange for their shares of beneficial interest of the Target Fund (the “Target Fund Shares”) in complete liquidation thereof, and (3) terminating the Target Fund, all on the terms and conditions set forth herein (all the foregoing transactions involving each Target Fund and its corresponding Survivor Fund being referred to herein collectively as a “Reorganization”). The consummation of any particular Reorganization shall not be contingent on the consummation of any other Reorganization. (For convenience, the balance of this Agreement, except paragraphs 3.1(a), 3.1(r), 3.2(a) and 3.2(m), refers only to a single Reorganization, one Target Fund, and one Survivor Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Funds participating therein.)

The Investment Company’s board of directors (the “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of the Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on the Funds’ behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of each Fund that is a series thereof and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

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In consideration of the mutual promises contained herein, the parties agree as follows:

1. PLAN OF REORGANIZATION AND TERMINATION

1.1. Subject to the requisite approvals and the terms and conditions set forth herein, Target Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Survivor Fund. In exchange therefor, Survivor Fund shall:

(a) issue and deliver to Target Fund, as applicable, the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) Survivor Fund Shares having an aggregate net asset value (NAV) equal to the aggregate NAV of all full and fractional Target Fund Shares then outstanding; and

(b) assume all of Target Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2 The Assets shall consist of all assets and property of every kind and nature—including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records—Target Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Target Fund’s books at that time.

1.3 The Liabilities shall consist of all of Target Fund’s liabilities, whether known or unknown, accrued or contingent, debts, obligations, and duties existing at the Effective Time, excluding Reorganization Expenses (as defined in paragraph 3.3(f)) borne by Ohio National pursuant to paragraph 6.

1.4 At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute all Survivor Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Target Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate. That distribution shall be accomplished by Corporation’s transfer agent’s opening accounts on Survivor Fund’s shareholder records in the Shareholders’ names and transferring those Survivor Fund Shares thereto. Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full and fractional Survivor Fund Shares having an aggregate NAV equal to the aggregate NAV of the Target Fund Shares that Shareholder holds at the Effective Time. All issued and outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund’s shareholder records. Corporation shall not issue certificates representing the Survivor Fund Shares issued in connection with the Reorganization.

1.5 (a) The value of the Target Fund’s net assets (the assets to be acquired by the Survivor Fund hereunder, net of liabilities assumed by the Survivor Fund) shall be the value of such net assets computed as of the close of business on the Closing Date, using the valuation procedures set forth in the Target Fund’s then current prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

(b) For purposes of the Reorganization, the net asset value per share of the Survivor Fund Shares shall be equal to the Survivor Fund’s net asset value per share computed as of the close of business on the Closing Date, using the valuation procedures set forth in the Survivor Fund’s prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

(c) All computations of value and NAV shall be made by U.S. Bancorp Fund Services, LLC (“UBFS”), accounting agent for the Funds, in accordance with its regular practice in pricing the shares and assets of each Fund.

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1.6 Any transfer taxes payable on the issuance and transfer of Survivor Fund Shares in a name other than that of the registered holder on Target Fund’s shareholder records of the Target Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7 Any reporting responsibility of Target Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated, except that Survivor Fund shall be responsible for preparing and filing any Form N-Q or Form N-CSR (including the annual report to shareholders) if the fiscal period relating to such form ended prior to the Effective Time, but as of the Effective Time such form has not yet been filed.

1.8 After the Effective Time, Target Fund shall not conduct any business except in connection with its dissolution and termination. As soon as reasonably practicable after distribution of the Survivor Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, (a) Target Fund shall be terminated as a series of Corporation and (b) Corporation shall make all filings and take all other actions in connection therewith necessary and proper to effect Target Fund’s complete dissolution.

2. CLOSING AND EFFECTIVE TIME

2.1 Unless the parties agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on or about December 13, 2013 (“Effective Time”). The Closing shall be held at the offices of UBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

2.2 Corporation shall direct the custodian of Target Fund’s assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating and verifying that (a) the Assets it holds will be transferred to Survivor Fund at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target Fund to Survivor Fund, as reflected on Survivor Fund’s books immediately after the Effective Time, does or will conform to that information on Target Fund’s books immediately before the Effective Time.

2.3 Corporation shall direct its transfer agent to deliver at the Closing (a) to Corporation, a Certificate (1) verifying that Target Fund’s shareholder records contain each Shareholder’s name and address and the number of full and fractional outstanding Target Fund Shares that each such Shareholder owns at the Effective Time and (2) as to the opening of accounts on Survivor Fund’s shareholder records in the names of the Shareholders and (b) to Corporation, a confirmation, or other evidence satisfactory to Corporation, that the Survivor Fund Shares to be credited to Target Fund at the Effective Time have been credited to Target Fund’s account on those records.

2.4 Corporation shall deliver to Corporation and Ohio National, within five days before the Closing, a Certificate listing each security, by name of issuer and number of shares, that is being carried on Target Fund’s books at an estimated fair market value provided by an authorized pricing vendor for Target Fund.

2.5 At the Closing, the Investment Company shall deliver, on behalf of each Fund, as applicable, (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the Investment Company or its counsel reasonably requests and (b) a Certificate in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

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3. REPRESENTATIONS AND WARRANTIES

3.1 Corporation, on Target Fund’s behalf, represents and warrants as follows:

(a) Corporation (1) is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland (“Maryland Law”), and its Articles of Restatement are on file with the Office of the Secretary of State of Maryland (“Secretary”), (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Target Fund is a duly established and designated series of Corporation;

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to Target Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) At the Effective Time, Corporation will have good and marketable title to the Assets for Target Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, Corporation, on Survivor Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(e) Corporation, with respect to Target Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Maryland Law, Corporation’s Articles of Restatement, or By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Corporation, on Target Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, on Target Fund’s behalf, is a party or by which it is bound;

(f) At or before the Effective Time, either (1) all material contracts and other commitments of Target Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge and/or Survivor Fund’s assumption of any liabilities of Target Fund thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Corporation may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to Target Fund or any of its properties or assets attributable or allocable to Target Fund, that, if adversely determined, would materially and adversely affect Target Fund’s financial condition or the conduct of its business; and Corporation, on Target Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target Fund’s business or Corporation’s ability to consummate the transactions contemplated hereby;

(h) Target Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year ended December 31, 2012, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance

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with generally accepted accounting principles consistently applied in the United States (“GAAP”); and those Statements present fairly, in all material respects, Target Fund’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period then ended, and there are no known contingent liabilities of Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(i) Since December 31, 2012, there has not been any material adverse change in Target Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Target Fund Share due to declines in market values of securities Target Fund holds, the discharge of Target Fund liabilities, or the redemption of Target Fund Shares by its shareholders shall not constitute a material adverse change;

(j) All federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns shall have been paid or provision shall have been made for the payment thereof; to the best of Corporation’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target Fund is in compliance in all material respects with all applicable Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;

(k) Target Fund is classified as an association that is taxable as a corporation, for federal tax purposes; Target Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); for each taxable year of its operation (including its current taxable year), Target Fund has met (and for that year will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a regulated investment company (“RIC”) and has been (and for that year will be) eligible to and has computed (and for that year will compute) its federal income tax under section 852; Target Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l) All issued and outstanding Target Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target Fund’s shareholder records, as provided in paragraph 2.3; and Target Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Fund Shares, nor are there outstanding any securities convertible into any Target Fund Shares;

(m) Target Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(n) Target Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o) Not more than 25% of the value of Target Fund’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;

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(p) Target Fund’s current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(q) The information to be furnished by Corporation for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 (as defined in paragraph 3.3(a) will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(r) The Articles of Restatement permit Corporation to vary its shareholders’ investment; Corporation does not have a fixed pool of assets; and each series thereof (including each Target Fund) is a managed portfolio of securities, and Ohio National has the authority to buy and sell securities for each Target Fund;

(s) Target Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus, except as previously disclosed in writing to Corporation;

(t) The Survivor Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

(u) At the Closing, at least 33 1⁄3% of Target Fund’s portfolio assets (by fair market value) will meet the investment objectives, strategies, policies, risks and restrictions of Survivor Fund, and Target Fund will not alter its portfolio in connection with the Reorganization to meet this 33 1⁄3% threshold. Target Fund did not enter into any line of business as part of the plan of reorganization;

(v) To the best of the knowledge of Target Fund’s management, (i) there is no plan or intention by Target Fund shareholders to sell, exchange, redeem, or otherwise dispose of a number of Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Target Fund shareholders’ ownership of Target Fund Shares (or equivalent Survivor Fund Shares) to a number of shares that was less than 50 percent of the number of Target Fund Shares outstanding prior to the Closing; and (ii) there is no plan or intention by any shareholder owning 5% or more of the Target Fund Shares to sell, exchange, redeem, or otherwise dispose of any Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization;

(w) During the five-year period ending on the Closing Date, neither Target Fund nor any person related (as defined in section 1.368-1(e)(4) of the Treasury Regulations without regard to 1.368-1(e)(4)(i)) to Target Fund will have (i) acquired Target Fund Shares with consideration other than Survivor Fund Shares or Target Fund Shares, except in the ordinary course of Target Fund’s business as an open-end investment company pursuant to section 22(e) of the 1940 Act; or (ii) made distributions with respect to Target Fund Shares except for (A) normal, regular dividend distributions made pursuant to the historic dividend paying practice of Target Fund, and (B) distributions and dividends declared and paid in order to ensure Target Fund’s continuing qualification as a regulated investment company and to avoid the imposition of fund-level tax; and

(x) There is no intercorporate indebtedness existing between Survivor Fund and Target Fund that was issued, acquired, or will be settled at a discount.

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3.2 Corporation, on Survivor Fund’s behalf, represents and warrants as follows:

(a) Corporation (1) is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland (“Maryland Law”), and its Articles of Restatement are on file with the Office of the Secretary of State of Maryland (“Secretary”), (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Survivor Fund is a duly established and designated series of Corporation.

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to Survivor Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) All issued and outstanding Survivor Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Survivor Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Survivor Fund Shares, nor are there outstanding any securities convertible into any Survivor Fund Shares. All of the Survivor Fund Shares to be issued and delivered to Corporation, for the account of the Target Fund shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Survivor Fund Shares and be fully paid and non-assessable by Corporation;

(e) No consideration other than Survivor Fund Shares (and Survivor Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(f) Corporation, with respect to Survivor Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Maryland Law, Corporation’s Articles of Restatement, or any Undertaking to which Corporation, on Survivor Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, on Survivor Fund’s behalf, is a party or by which it is bound;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to Survivor Fund or any of its properties or assets attributable or allocable to Survivor Fund, that, if adversely determined, would materially and adversely affect Survivor Fund’s financial condition or the conduct of its business; and Corporation, on Survivor Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Survivor Fund’s business or Corporation’s ability to consummate the transactions contemplated hereby;

(h) Survivor Fund is (and will be) classified as an association that is taxable as a corporation, for federal tax purposes; Survivor Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under sections 851 and 852; for each taxable year of its operation (including its current taxable year), Survivor Fund has met (and for that year will meet) the requirements of Part I of Subchapter M for qualification as a RIC for its taxable year in which the Reorganization

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occurs, Survivor Fund will meet those requirements, and will be eligible to and will compute its federal income tax under section 852, for its taxable year in which the Reorganization occurs; and Survivor Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for the next taxable year;

(i) There is no plan or intention for Survivor Fund to be dissolved or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(j) Assuming the truthfulness and correctness of Corporation’s representation and warranty in paragraph 3.1(o), immediately after the Reorganization (1) not more than 25% of the value of Survivor Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

(k) Immediately after the Effective Time, Survivor Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(l) The information to be furnished by Corporation for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(m) The Articles of Restatement permit Corporation to vary its shareholders’ investment; Corporation will not have a fixed pool of assets; and each series thereof (including each Survivor Fund) will be a managed portfolio of securities, and Ohio National will have the authority to buy and sell securities for each Survivor Fund;

(n) Survivor Fund will acquire at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Target Fund immediately prior to the Reorganization. For purposes of this representation, amounts paid by Target Fund to dissenters, amounts used by Target Fund to pay Target Fund’s Reorganization expenses, amounts paid by Target Fund to shareholders who receive cash or other property, and all redemptions and distributions (except redemptions in the ordinary course of Target Fund’s business as an open-end investment company pursuant to section 22(e) of the 1940 Act and regular, normal dividends) made by Target Fund immediately preceding the Reorganization will be included as assets of Target Fund held immediately prior to the Reorganization;

(o) Survivor Fund has no plan or intention to reacquire any of Survivor Fund Shares issued in the Reorganization, except in the ordinary course of its business as an open-end investment company pursuant to section 22(e) of the 1940 Act;

(p) Survivor Fund is in the same line of business as Target Fund preceding the Reorganization for purposes of Treasury Regulations section 1.368-1(d)(2). Following the Reorganization, Survivor Fund will continue such line of business or use a significant portion of Target Fund’s portfolio assets in a business, and Survivor Fund has no plan or intention to change such line of business. Survivor Fund did not enter into any line of business as part of the plan of reorganization. At the Closing, at least 33 1⁄3% of Target Fund’s portfolio assets (by fair market value) will meet the investment objectives, strategies, policies, risks and restrictions of Survivor Fund. Survivor Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks and restrictions after the Reorganization;

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(q) To the best of the knowledge of Survivor Fund’s management, (i) there is no plan or intention by Target Fund shareholders to sell, exchange, redeem, or otherwise dispose of a number of Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Target Fund shareholders’ ownership of Target Fund Shares (or equivalent Survivor Fund Shares) to a number of shares that was less than 50 percent of the number of Target Fund Shares outstanding prior to the Closing; and (ii) there is no plan or intention by any shareholder owning 5% or more of the Target Fund Shares to sell, exchange, redeem, or otherwise dispose of any Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization;

(r) There is no plan or intention for Survivor Fund or any person related (as defined in Treasury Regulations section 1.368-1(e)(4)) to Survivor Fund, to acquire or redeem any of the Survivor Fund Shares issued in the Reorganization, either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions by Survivor Fund in the ordinary course of its business as an open-end investment company pursuant to section 22(e) of the 1940 Act; and

(s) There is no intercorporate indebtedness existing between Survivor Fund and Target Fund that was issued, acquired, or will be settled at a discount.

3.3 Corporation, on behalf of each Target Fund, and Corporation, on behalf of each Survivor Fund, respectively, hereby further covenant as follows:

(a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on either Fund’s behalf, except for (1) Corporation’s filing with the Commission of a combined prospectus/information statement on Form N-14 relating to the Survivor Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus (“N-14”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b) The fair market value of the Survivor Fund Shares each Shareholder receives will be equal to the fair market value of its Target Fund Shares it actually or constructively surrenders in exchange therefor;

(c) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by Survivor Fund and those to which the Assets are subject;

(e) None of the compensation received by any Shareholder who or that is an employee of or service provider to Target Fund will be separate consideration for, or allocable to, any of the Target Fund Shares that Shareholder holds; none of the Survivor Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services; and

(f) No expenses incurred by Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by Survivor Fund, Ohio National, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Survivor Fund Shares will be transferred to Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

A-9

4. COVENANTS

4.1 Corporation covenants to take all action necessary to obtain approval of the transactions contemplated hereby.

4.2 Corporation covenants to prepare the N-14 in compliance with applicable federal and state securities laws.

4.3 Corporation covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), it deems necessary or desirable in order to vest in, and confirm to, (a) Corporation, on Survivor Fund’s behalf, title to and possession of all the Assets, and (b) Corporation, on Target Fund’s behalf, title to and possession of the Survivor Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

4.4 Corporation covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue Survivor Fund’s operations after the Effective Time.

4.5 Subject to this Agreement, Corporation covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5. CONDITIONS PRECEDENT

Each Fund’s obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties on behalf of the other Fund contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

5.1 This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Board, on behalf of each Fund;

5.2 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit Corporation to carry out the transactions contemplated hereby. The N-14 shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to Corporation’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) Corporation deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

5.3 At the Effective Time, no action, suit, or other proceeding shall be pending (or, to Corporation’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.4 Prior to the Closing, Target Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to Target Fund Shareholders all of Target Fund’s

A-10

investment company taxable income for all taxable periods ending at the Effective Time (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending at the Effective Time (after reduction for any capital loss carryforward).

5.5 At any time before the Closing, Corporation may waive any of the foregoing conditions (except those set forth in paragraphs 5.1, 5.2 and 5.4) if, in the judgment of the Board, that waiver will not have a material adverse effect on the applicable Fund’s shareholders’ interests.

6. EXPENSES

Subject to complying with the representation and warranty contained in paragraph 3.3(f), Ohio National shall bear the entirety of the total Reorganization Expenses. The Reorganization Expenses include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing Target Fund’s prospectus supplements and the N-14, and printing and distributing Survivor Fund’s prospectus and the N-14, (2) legal and accounting fees, (3) transfer taxes for foreign securities and (4) any and all incremental Blue Sky fees. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC.

7. ENTIRE AGREEMENT; NO SURVIVAL

Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund, has not made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement of Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8. TERMINATION

This Agreement may be terminated at any time at or before the Closing with respect to the applicable Reorganization by resolution of either the Board, on behalf of each Target Fund, or the Board, on behalf of the corresponding Survivor Fund, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to such Target Fund or such Survivor Fund, respectively. Any such termination resolution will be effective when made. The termination of this Agreement with respect to a Target Fund or its corresponding Survivor Fund shall not affect the continued effectiveness of this Agreement with respect to any other Target Fund or Survivor Fund, nor shall it affect the rights and obligations of any party in respect of any breach of this Agreement occurring prior to such termination.

9. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Corporation, on behalf of each Target Fund, and Corporation, on behalf of the corresponding Survivor Fund.

10. SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

A-11

11. MISCELLANEOUS

11.1 This Agreement shall be governed by and construed in accordance with Ohio Law, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between that law and the federal securities laws, the latter shall govern.

11.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than Corporation, on Survivor Fund’s behalf, or Corporation, on Target Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

11.3 Notice is hereby given that this instrument is executed and delivered on behalf of Corporation’s directors solely in their capacities as directors, and not individually, and that Corporation’s obligations under this instrument are not binding on or enforceable against any of its directors, officers, shareholders, or series other than the applicable Fund but are only binding on and enforceable against its property attributable to and held for the benefit of such applicable Fund (“Fund’s Property”) and not Corporation’s property attributable to and held for the benefit of any other series thereof. Corporation, in asserting any rights or claims under this Agreement on its or a Fund’s behalf, shall look only to the corresponding Fund’s Property in settlement of those rights or claims and not to the property of any other series of Corporation or to those directors, officers, or shareholders.

11.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

[Remainder of This Page Intentionally Left Blank]

[Signature Page to Follow]

A-12

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

OHIO NATIONAL FUND, INC., on behalf of each Target Fund listed on Schedule A

By:	Christopher A. Carlson, President

/s/ Christopher A. Carlson

OHIO NATIONAL FUND, INC., on behalf of each Survivor Fund listed on Schedule A

By:	Christopher A. Carlson, President

/s/ Christopher A. Carlson

A-13

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rates an investment in each Fund would have earned (or lost), assuming reinvestment of all dividends and distributions. The performance information provided in the Financial Statements does not include variable contract fees and expenses. If variable contract fees and expenses were included, performance would be lower. The following information for the fiscal years ended December 31 has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm. It is an integral part of the Fund’s audited financial statements included in the Fund’s Annual Report to members and incorporated by reference into the Statement of Additional Information. The following information for the six month period ended June 30, 2013 has been derived from the Fund’s semi-annual financial statements, which have not been audited. It is an integral part of the Fund’s unaudited financial statements included in the Fund’s Semi-Annual Report to members and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements.

Millennium Portfolio
	Six-Month Period Ended June 30, 2013 (Unaudited)		Years Ended December 31,
			2012	2011	2010	2009
Selected per-share data:
Net asset value, beginning of period	$23.53		$21.50	$21.69	$17.45	$14.44
Operations:
Net investment income (loss)	(0.11)		(0.12)	(0.16)	(0.27)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	4.25		2.15	(0.03)	4.51	3.08

Total from operations	4.14		2.03	(0.19)	4.24	3.01

Net asset value, end of period	$27.67		$23.53	$21.50	$21.69	$17.45

Total return	17.59	%(b)	9.44%	-0.88%	24.30%	20.84%
Ratios and supplemental data:
Net assets at end of period (millions)	$37.2		$34.1	$36.5	$42.1	$110.3
Ratios to average net assets:
Expenses	0.96	%(a)	0.97%	0.94%	0.92%	0.93%
Net investment income (loss)	-0.82	%(a)	-0.46%	-0.65%	-0.69%	-0.67%
Portfolio turnover rate	142%		282%	228%	254%	248%

(a)	Annualized.
(b)	Not annualized.

B-1

Small Cap Growth Portfolio
	Six-Month Period Ended June 30, 2013 (Unaudited)		Years Ended December 31,
			2012	2011	2010	2009
Selected per-share data:
Net asset value, beginning of period	$15.59		$13.21	$12.86	$9.89	$6.56
Operations:
Net investment income (loss)	(0.05)		(0.03)	(0.08)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	2.80		2.41	0.43	3.04	3.39

Total from operations	2.75		2.38	0.35	2.97	3.33

Net asset value, end of period	$18.34		$15.59	$13.21	$12.86	$9.89

Total return	17.64	%(b)	18.02%	2.72%	30.03%	50.76%
Ratios and supplemental data:
Net assets at end of period (millions)	$45.5		$35.0	$31.5	$32.1	$22.8
Ratios to average net assets:
Expenses	1.07	%(a)	1.10%	1.08%	1.13%	1.21%
Net investment income (loss)	-0.55	%(a)	-0.20%	-0.60%	-0.70%	-0.77%
Portfolio turnover rate	53%		65%	58%	94%	50%

(a)	Annualized.
(b)	Not annualized.

B-2

STATEMENT OF ADDITIONAL INFORMATION

[                    ], 2013

MILLENNIUM PORTFOLIO

AND

SMALL CAP GROWTH PORTFOLIO

each a series of Ohio National Fund, Inc.

One Financial Way

Montgomery, Ohio 45242

1-800-366-6654

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Information Statement dated [                    ], 2013 (the “Combined Prospectus/Information Statement”) for the Survivor Fund and the Target Fund, each a class (herein referred to as “series”) of Ohio National Fund, Inc. (the “Corporation”). Copies of the Combined Prospectus/Information Statement may be obtained at no charge by writing to the Ohio National Funds at One Financial Way, Montgomery, Ohio 45242 or by calling 1-800-366-6654. Unless otherwise indicated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Information Statement.

This Statement of Additional Information contains information that may be of interest to shareholders of the Target Fund relating to the Reorganization, but that is not included in the Combined Prospectus/Information Statement. As described in the Combined Prospectus/Information Statement, the Reorganization would involve the transfer of substantially all of the assets, and the assumption of the liabilities, of the Target Fund in exchange for shares of the Survivor Fund. The Target Fund would distribute the Survivor Fund shares it receives to its shareholders in complete liquidation of the Target Fund.

The Funds will furnish, without charge, a copy of their most recent Annual Report and/or Semi-Annual Report. Requests should be directed to the Ohio National Funds at One Financial Way, Montgomery, Ohio 45242 or by calling 1-800-366-6654.

1

ADDITIONAL INFORMATION ABOUT THE FUNDS	3
PRO FORMA FINANCIAL INFORMATION (UNAUDITED)	4

2

ADDITIONAL INFORMATION ABOUT THE FUNDS

Further information about each of the Survivor Fund and the Target Fund, each a series of the Corporation, is contained in and incorporated by reference to the Funds’ Statement of Additional Information dated May 1, 2013, as it may be amended and/or supplemented from time to time. Management’s discussion of fund performance, audited financial statements and related report of the independent registered public accounting firm for the Funds are contained in the Funds’ Annual Report for the fiscal year ended December 31, 2012 and are incorporated in this Statement of Additional Information by reference. No other parts of the Funds’ Annual Report are incorporated by reference in this Statement of Additional Information. Unaudited financial statements for the Funds are contained in the Funds’ Semi-Annual Report for the six-month period ended June 30, 2013 and are incorporated in this Statement of Additional Information by reference. No other parts of the Funds’ Semi-Annual Report are incorporated by reference in this Statement of Additional Information.

3

Pro Forma Financial Information

(Unaudited)

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and Survivor Fund as of June 30, 2013, using the fees and expenses information as shown in the Proxy Statement/Prospectus. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Survivor Fund, which are available in their annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1—Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Survivor Fund pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) as if the Reorganization occurred on June 30, 2013.

Target Fund	Survivor Fund
Millennium Portfolio	Small Cap Growth Portfolio

Note 2—Basis of Pro Forma

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Survivor Fund or its shareholders as a direct result of the Reorganization. The Target Fund and the Survivor Fund are both registered open-end management investment companies. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities of the Target Fund by the Survivor Fund in exchange for shares of the Survivor Fund, followed by the distribution of such shares to Target Fund shareholders in complete liquidation and termination of the Target Fund. The pro forma financial information has been adjusted to reflect the assumption that the Target Fund distributes its undistributed net investment income to its shareholders prior to the Reorganization. The Target Fund shareholders would have received 2,027,659 shares of the Survivor Fund had the Reorganization occurred on June 30, 2013.

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes. In accordance with accounting principles generally accepted in the United States of America, for financial reporting purposes, the historical cost basis of the investments received from the Target Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the Surviving Fund with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As-of Date
Millennium Portfolio (Target Fund)	$37,180,900	June 30, 2013
Small Cap Growth Portfolio (Survivor Fund)	$45,524,051	June 30, 2013
Small Cap Growth (Pro Forma Combined Fund)	$82,704,951	June 30, 2013

Note 3—Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the Pro Forma Combined Fund financial information as if the Reorganization had taken place on June 30, 2013 using the fees and expenses information shown in the Proxy Statement/Prospectus. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Survivor Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect this information.

4

Percentages presented below are the increase (decrease) in expenses divided by the Pro Forma Combined Fund net assets presented in Note 2. Actual results could differ from those estimates. No other significant pro forma effects are expected to result from the Reorganization.

	Fee and Expense Increase (Decrease)
Net Expense Category	Dollar Amount	Percentage
Management fees	$(37,075)	(0.04	%)(1)
Custodian fees	(5,021)	(0.01	%)(2)
Professional fees	(12,291)	(0.01	%)(2)
Accounting fees	(5,438)	(0.01	%)(2)
Printing and filing fees	(175)	(0.00	%)(2)(3)
Compliance expense	(13,674)	(0.02	%)(2)

Total Pro Forma Net Expense Adjustment	$(73,674)	(0.09%)

(1)	Reflects the impact of applying the Survivor Fund’s revised management fee rate following the Reorganization to the Combined Fund’s average net assets.
(2)	Reflects the anticipated reduction of certain duplicative expenses eliminated as a result of the Reorganization.
(3)	Rounds to less than (0.01%).

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. No significant changes to any existing contracts of the Survivor Fund are expected as a result of the Reorganization.

Note 4—Accounting Survivor

The Survivor Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition, strategies, investment objective, expense structure and policies/restrictions of the Survivor Fund.

Note 5—Capital Loss Carryforwards

At June 30, 2013, the Target Fund had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. For net capital losses arising in taxable years beginning after December 22, 2010, a Fund will generally be able to carry-forward such capital losses indefinitely. A Fund’s net capital losses from taxable years beginning on or prior to December 22, 2010, however, will remain subject to their current expiration dates and can be used only after the post-enactment losses. The Target Fund had loss carryforwards as follows:

Year of Loss	Date of Expiration	Amount of Current Year Capital Loss Carryover
2009	2017	$7,160,910

5

INCOME OPPORTUNITY PORTFOLIO

A SERIES OF OHIO NATIONAL FUND, INC.

One Financial Way

Montgomery, Ohio 45242

[                    ], 2013

Dear Contract Owner:

We wish to provide you with some important information concerning your investment. You are receiving this Combined Prospectus/Information Statement because you own an Ohio National or National Security variable annuity contract or variable life insurance policy and have contract values allocated to the Income Opportunity Portfolio. The Board of Directors (the “Board”) of Ohio National Fund, Inc. (the “Corporation”), after careful consideration, has approved the reorganization (the “Reorganization”) of the Income Opportunity Portfolio (the “Target Fund”), a class (herein referred to as “series”) of the Corporation, into the Balanced Portfolio (the “Survivor Fund”), also a series of the Corporation. The Target Fund and the Survivor Fund are sometimes each referred to separately as a “Fund”, and together as the “Funds”. The series surviving the Reorganization, the Survivor Fund, will be referred to herein as the “Combined Fund”. The Reorganization does not require your approval, and you are not being asked to vote. The attached Combined Prospectus/Information Statement contains information about the Survivor Fund and provides details about the terms and conditions of the Reorganization. On or about the same date as the Reorganization, the U.S. Equity Portfolio, a series of the Corporation, will also be reorganizing into the Survivor Fund (the “Concurrent Reorganization”). Information regarding the Concurrent Reorganization is in another Combined Prospectus/Information Statement. All pro forma information shown herein is for the Combined Fund taking into account both the Reorganization and the Concurrent Reorganization. You should review the Combined Prospectus/Information Statement carefully and retain it for future reference.

While both Funds seek capital appreciation, there are differences between the Target Fund’s and Survivor Fund’s investment objectives and principal investment strategies. The primary differences between the two investment objectives are that the Survivor Fund seeks income in addition to capital appreciation and that the Target Fund only seeks modest capital appreciation and seeks to maximize realized gains. The primary difference between the two investment strategies is that, while both Funds invest in domestic equity securities, the Survivor Fund also invests in domestic and foreign fixed-income securities and foreign equity securities. Currently, the Funds are managed by the same sub-adviser and portfolio managers.

We anticipate that the Reorganization will result in benefits to the shareholders of the Target Fund as discussed more fully in the Combined Prospectus/Information Statement. As a general matter, we believe that after the Reorganization, the Combined Fund will provide you with the same investment objective to seek capital appreciation (although it also has income as an objective and it does not seek to maximize gains), with generally lower gross expenses and portfolio management efficiencies.

The Board has concluded that the Reorganization is in the best interests of each of the Funds and their respective shareholders. In approving the Reorganization, the Board considered, among other things, the similarities and differences between the Funds’ investment objectives and strategies, the superior long term performance of the Survivor Fund, the expected lower expense ratio for the Combined Fund, and the terms and conditions of the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Board also considered that, because the Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies (collectively, “variable contracts”) offered by Ohio National Life and National Security, it is not anticipated that the Reorganization will have any tax consequences for owners of variable contracts.

In the Reorganization, shareholders of the Target Fund will receive common stock of the Survivor Fund with the same aggregate net asset value, as the shares of common stock of the Target Fund they currently hold, and their Target Fund shares will be redeemed. Immediately after the Reorganization, your contract values that were allocated to the Target Fund immediately prior to the closing of the Reorganization will be allocated to the Survivor Fund.

Following the Reorganization, the Target Fund will cease operations as a separate series of the Corporation. Shareholders of the Target Fund will not be assessed any sales charges, redemption fees or any other shareholder fee in connection with the Reorganization. In addition, we do not expect the Reorganization to cause the owners of variable contracts to recognize any federally taxable gains or losses.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION.

Contract values that you have allocated to the Target Fund will automatically be allocated to the Survivor Fund. If you have questions, please contact us at 1-800-366-6654.

As always, we appreciate your support.

Sincerely,

Christopher A. Carlson, President

QUESTIONS AND ANSWERS

We recommend that you read the complete Combined Prospectus/Information Statement. The following Questions and Answers provide an overview of the key features of the Reorganization and of the information contained in this Combined Prospectus/Information Statement.

Q.	What is this document and why did we send it to you?

A.	This is a Combined Prospectus/Information Statement that provides you with information about a plan of reorganization between Ohio National Fund, Inc. (the “Corporation”), on behalf of the Income Opportunity Portfolio (the “Target Fund”) and the Corporation, on behalf of the Balanced Portfolio (the “Survivor Fund”). The Target Fund and the Survivor Fund are sometimes each referred to separately as a “Fund”, and together as the “Funds.” When the reorganization (the “Reorganization”) is completed, your contract values that were allocated to the Target Fund will be allocated to the Survivor Fund, and the Target Fund will be terminated as a class (herein referred to as “series”) of the Corporation. Please refer to the Combined Prospectus/Information Statement for a detailed explanation of the Reorganization, and a more complete description of the Survivor Fund.

Shares of the Target Fund are offered only to separate accounts of Ohio National and National Security in connection with their variable annuity contracts and variable life insurance policies. You are receiving this Combined Prospectus/Information Statement because you own an Ohio National or National Security variable annuity contract or variable life insurance policy and have contract values allocated to the Target Fund as of [RECORD DATE]. The Reorganization does not require approval by you or by shareholders of either the Target or Survivor Fund, and you are not being asked to vote.

Q.	Has the Board of Directors approved the Reorganization?

A.	Yes, the Board of Directors of the Corporation (the “Board”) has approved the Reorganization. After careful consideration, the Board, including all of the Directors who are not “interested persons” of the Corporation (as defined in the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Directors”), determined that the Reorganization is in the best interests of the Target Fund’s and Survivor Fund’s shareholders and that neither Fund’s existing shareholders will be diluted as a result of the Reorganization. It is expected that the Target Fund will benefit from the possible operating efficiencies and economies of scale that may result from combining the assets of the Target Fund with the assets of the Survivor Fund.

Q.	Why is the Reorganization occurring?

A.	The Board has determined that Target Fund shareholders may benefit from an investment in the Combined Fund in the following ways:

(i)	Shareholders of the Target Fund will remain invested in an open-end fund that has greater net assets; and

(ii)	The larger net asset size of the Combined Fund is expected to result in operating efficiencies (e.g., certain fixed costs, such as legal expenses, audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the Combined Fund).

Q.	How will the Reorganization affect the shareholders and me as a contract owner?

A.

Upon the closing of the Reorganization, Target Fund shareholders will become shareholders of the Survivor Fund, and contract values that you have allocated to the Target Fund will be allocated to the Survivor Fund. With the Reorganization, all of the assets and the liabilities of the Target Fund will be combined with those

i

of the Survivor Fund. An account will be created for each shareholder that will be credited with shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Target Fund shares at the time of the Reorganization.

The number of shares a shareholder receives (and thus the number of shares allocated to a contract owner) will depend on the relative net asset values per share of the two Funds immediately prior to the Reorganization. Thus, although the aggregate net asset value in a shareholder’s account will be the same, a shareholder may receive a greater or lesser number of shares than it currently holds in the Target Fund. No physical share certificates will be issued to shareholders. As a result of the Reorganization, a Target Fund shareholder will hold a smaller percentage of ownership in the Combined Fund than such shareholder held in the Target Fund prior to the Reorganization.

Q.	Why is no shareholder action necessary?

A.	Neither a vote of the shareholders of the Target Fund nor a vote of the shareholders of the Survivor Fund is required to approve the Reorganization under Maryland general corporation law or under the Corporation’s charter. Under Rule 17a-8 of the 1940 Act, a vote of shareholders of the Target Fund is not required.

Q.	When will the Reorganization occur?

A.	The Reorganization is expected to take effect on or about [CLOSING DATE], or as soon as possible thereafter.

Q.	Who will pay for the Reorganization?

A.	The costs of the Reorganization will be borne by Ohio National Investments, Inc., each Fund’s investment adviser.

Q.	Will the Reorganization result in any federal tax liability to me?

A.	It is not anticipated that the Reorganization will result in a tax consequence to owners of variable contracts.

Q.	Can I reallocate my contract values before the Reorganization takes place?

A.	Yes. If permitted by and in accordance with applicable rules under your contract, you may transfer your contract values out of the Target Fund and into any other investment option made available by your variable annuity contract or life insurance policy.

Q.	Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A.	No. Shareholders will not pay any sales load, commission or other similar fee in connection with the Reorganization, and thus contract owners will not pay any such fee indirectly.

Q.	Are there differences in front-end sales loads or contingent deferred sales charges?

A.	No. Neither Fund has a front-end sales load or contingent deferred sales charge.

Q.	Whom do I contact for further information?

A.	You can contact your financial adviser for further information. You may also contact the Funds at 1-800-366-6654. You may also visit our website at www.ohionational.com.

Important additional information about the Reorganization is set forth in the accompanying Combined

Prospectus/Information Statement. Please read it carefully.

ii

INFORMATION STATEMENT FOR

INCOME OPPORTUNITY PORTFOLIO, A SERIES OF OHIO NATIONAL FUND, INC.

ONE FINANCIAL WAY

MONTGOMERY, OHIO 45242

PROSPECTUS FOR

BALANCED PORTFOLIO, A SERIES OF OHIO NATIONAL FUND, INC.

ONE FINANCIAL WAY

MONTGOMERY, OHIO 45242

DATED [N-14 DATE], 2013

RELATING TO THE REORGANIZATION OF

INCOME OPPORTUNITY PORTFOLIO

WITH AND INTO

BALANCED PORTFOLIO

EACH A SERIES OF OHIO NATIONAL FUND, INC.

This Combined Prospectus/Information Statement is furnished to you as an owner of a variable annuity contract or variable life insurance policy (collectively, a “variable contract”) having contract values allocated to the Income Opportunity Portfolio (the “Target Fund”), a class (herein referred to as “series”) of Ohio National Fund, Inc., a Maryland corporation (the “Corporation”). As provided in the Agreement and Plan of Reorganization (the “Plan of Reorganization”), the Target Fund will be reorganized into the Balanced Portfolio (the “Survivor Fund”), also a series of the Corporation (the “Reorganization”). The Target Fund and the Survivor Fund are each referred to herein as a “Fund”, and together, the “Funds.” The Fund surviving the Reorganization, the Survivor Fund, will be referred to herein as the “Combined Fund”. On or about the same date as the Reorganization, the U.S. Equity Fund, a series of the Corporation, will also be reorganizing into the Survivor Fund (the “Concurrent Reorganization”). Information regarding the Concurrent Reorganization is in another Combined Prospectus/Information Statement. All pro forma information shown herein is for the Combined Fund taking into account both the Reorganization and the Concurrent Reorganization. The separate accounts of The Ohio National Life Insurance Company (“ONLI”), Ohio National Life Assurance Corporation (“ONLAC”, and together with ONLI, “Ohio National Life”) and National Security Life and Annuity Company (“National Security”) hold all Target Fund and Survivor Fund shares on behalf of all owners of variable contracts. For purposes of this Combined Prospectus/Information Statement, the terms “shareholder,” “you” and “your” may refer to such contract owners and to the separate accounts of Ohio National Life and National Security, unless the context otherwise requires.

The Board of Directors of the Corporation (the “Board”), on behalf of each Fund, has approved the Reorganization and has determined that the Reorganization is in the best interests of the Funds and their respective shareholders. While both Funds seek capital appreciation, there are differences between the Target Fund’s and Survivor Fund’s investment objectives and principal investment strategies. The primary differences between the two investment objectives are that the Survivor Fund seeks income in addition to capital appreciation and that the Target Fund only seeks modest capital appreciation and seeks to maximize realized gains. The primary difference between the two investment strategies is that, while both Funds invest in domestic equity securities, the Survivor Fund also invests in domestic and foreign fixed-income securities and foreign equity securities. Currently, the Funds are managed by the same sub-adviser and portfolio managers. For more information on each Fund’s investment strategies, see “Summary—Investment Objectives and Principal Investment Strategies” below.

At the closing of the Reorganization, the Survivor Fund will acquire substantially all of the assets and the liabilities of the Target Fund in exchange for shares of the Survivor Fund. Immediately after receiving the

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Survivor Fund shares, the Target Fund will distribute these shares to its shareholders in the liquidation of the Target Fund. Target Fund shareholders will receive shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares they held immediately prior to the Reorganization. After distributing these shares, the Target Fund will be terminated as a series of the Corporation. Contract values that you have allocated to the Target Fund immediately prior to the Reorganization will be allocated to the Survivor Fund. As a result of the Reorganization a shareholder of the Target Fund will have a smaller percentage of ownership in the Combined Fund than such shareholder’s percentage of ownership in the Target Fund prior to the Reorganization.

This Combined Prospectus/Information Statement sets forth concisely the information you should know about the Reorganization of the Target Fund and constitutes an offering of the shares of the Survivor Fund issued in the Reorganization. Please read it carefully and retain it for future reference.

A Statement of Additional Information dated [                    ], 2013 (the “Reorganization SAI”), relating to this Combined Prospectus/Information Statement and the Reorganization has been filed with the Securities and Exchange Commission (the “SEC”), and is incorporated by reference into (legally considered to be part of) this Combined Prospectus/Information Statement. A copy of the Reorganization SAI is available upon request and without charge by contacting the Funds toll free at 1-800-366-6654.

In addition, the following documents each have been filed with the Securities and Exchange Commission (the “SEC”), and are incorporated herein by reference:

•	the Prospectus related to the Target Fund, dated May 1, 2013;

•	the Statement of Additional Information related to the Target Fund and Survivor Fund, dated May 1, 2013;

•	the Annual Report to shareholders of Ohio National Fund, Inc. relating to the Target Fund for the fiscal year ended December 31, 2012, which has previously been sent to shareholders of the Target Fund; and

•	the Semi-Annual Report to shareholders of Ohio National Fund, Inc. relating to the Target Fund for the fiscal period ended June 30, 2013, which has previously been sent to shareholders of the Target Fund.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

The Reorganization SAI, as well as the Funds’ Prospectus, Statement of Additional Information and their annual and semi-annual reports, are available upon request and without charge by writing to the Funds at One Financial Way, Montgomery, Ohio 45242 or by calling toll-free at 1-800-366-6654. They are also available, free of charge, at the Funds’ website at www.ohionational.com. Information about the Funds can also be reviewed and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549-0102. Call 1-202-551-8090 for information on the operation of the public reference room. This information is also accessible via the Edgar database on the SEC’s internet site at www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

THIS COMBINED PROSPECTUS/INFORMATION STATEMENT IS EXPECTED TO BE SENT TO

SHAREHOLDERS ON OR ABOUT [N-14 DATE].

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A

PROXY.

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NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION NOT CONTAINED IN THIS COMBINED PROSPECTUS/INFORMATION STATEMENT AND, IF SO GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS COMBINED PROSPECTUS/INFORMATION STATEMENT DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

NEITHER THE SEC NOR ANY STATE REGULATOR HAS APPROVED OR DISAPPROVED OF

THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED

PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A

CRIMINAL OFFENSE.

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SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Information Statement and is qualified in its entirety by references to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Information Statement carefully.

The Corporation, organized under the laws of the state of Maryland, is an open-end management investment company registered with the SEC. The Target Fund and Survivor Fund are organized as separate classes (herein referred to as “series”) of the Corporation. The investment objectives of the Target Fund are modest capital appreciation and to maximize realized gains, and the investment objectives of the Survivor Fund are capital appreciation and income.

Ohio National Investments, Inc. (“Ohio National”) is the investment adviser for the Funds and will serve as the investment adviser for the Combined Fund. The Funds are managed by the Funds’ sub-adviser, ICON Advisers, Inc. (“ICON”). Robert Straus and Zach Jonson are the co-portfolio managers of both the Target Fund and the Survivor Fund and are responsible for the day-to-day management of the Funds. Mr. Straus, Portfolio Manager at ICON, has been a portfolio manager of the Target Fund since 2006 and of the Survivor Fund since 2012. Mr. Jonson, Portfolio Manager at ICON, has been a portfolio manager of the Target Fund since 2013 and of the Survivor Fund since 2011. Mr. Straus and Mr. Jonson are expected to continue the day-to-day management of the Combined Fund following the Reorganization.

Shares of the Funds are offered only to separate accounts of Ohio National Life and National Security in connection with their variable annuity contracts and variable life insurance policies (collectively, “variable contracts”).

The Reorganization.

The Proposed Reorganization. The Board, including the Directors who are not “interested persons” of the Corporation (as defined in the 1940 Act) (the “Independent Directors”), on behalf of each of the Target Fund and the Survivor Fund, has approved the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Plan of Reorganization provides for:

•	the transfer of substantially all of the assets and the liabilities of the Target Fund to the Survivor Fund in exchange for shares of the Survivor Fund;

•	the distribution of such shares to the Target Fund’s shareholders; and

•	the termination of the Target Fund as a separate series of the Corporation.

When the proposed Reorganization is completed, the Survivor Fund will acquire substantially all of the assets and liabilities of the Target Fund, and shareholders of the Target Fund will receive shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares that the shareholders own immediately prior to the Reorganization.

Background and Reasons for the Proposed Reorganization. The Reorganization has been proposed because Ohio National believes that it is no longer feasible to manage the Target Fund as a separate series of the Corporation. The Target Fund is a redundant product offering with limited growth potential. The assets of the Target Fund have been decreasing over time and the prospects for additional growth of the Fund are small. The Survivor Fund has the same sub-adviser as the Target Fund, which uses similar principal investment strategies to manage the equity portion of the Survivor Fund’s portfolio. The Survivor Fund allocates a portion of its portfolio to fixed income securities, and this allocation historically has provided less overall volatility. Following the Reorganization, the Combined Fund shareholders are projected to have a generally lower gross annual operating expense ratio because certain fixed costs, such as legal expenses, audit fees, compliance expenses, accounting

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fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total operating expenses borne by the shareholders. As a result, Ohio National believes Target Fund shareholders would benefit from becoming shareholders of the Survivor Fund.

In approving the Plan of Reorganization, the Board, on behalf of the Target Fund, including the Independent Directors, determined that the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund shareholders will not be diluted as a result of the Reorganization. Before reaching this conclusion, the Board engaged in a thorough review process relating to the proposed Reorganization. The Board approved the Reorganization at a meeting held on August 15, 2013.

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•	After the Reorganization, shareholders will be invested in a Combined Fund that invests a substantial portion of its portfolio in equity securities selected by the same sub-adviser using similar investment strategies;

•	The Survivor Fund has been the better alternative for investors seeking an equity-based strategy with less volatility. The Target Fund writes call options and/or purchases put options on the securities in its portfolio or indexes to provide downside protection at the expense of upside returns. The Survivor Fund allocates a portion of its portfolio to fixed income securities . This allocation historically has provided less overall volatility, and would be expected to do so in the future;

•	The Survivor Fund outperformed the Target Fund by 221 basis points and 192 basis points in average annual total return for the 3 year and 5 year periods ended June 30, 2013, respectively, and did so with less volatility (although the Survivor Fund underperformed by 451 basis points for the 1 year period, the Directors noted that this performance is included in the 3 and 5 year performance and emphasized that they are more focused on longer term performance, and the lower volatility);

•	The same portfolio management team that currently manages each Fund is expected to manage the Combined Fund following the closing of the Reorganization;

•	The Combined Fund (including the U.S. Equity Portfolio, which also is being merged into the Survivor Fund) resulting from the completion of the Reorganization is expected to achieve certain operating efficiencies from its larger net asset size;

•	The Combined Fund (including the U.S. Equity Portfolio), as a result of economies of scale, is expected to have a lower ratio of expenses to average net assets than that of the Target Fund prior to the Reorganization;

•	The Reorganization is not expected to result in any tax consequence to the owners of variable contacts;

•	The Funds and their shareholders will not bear any of the costs of the Reorganization; and

•	The Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund shares.

The Board, including all of the Independent Directors, concluded, based upon the factors and determinations summarized above, that completion of the Reorganization is advisable and in the best interests of the shareholders of each Fund, and that the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization. The determinations on behalf of each Fund were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Neither a vote of the shareholders of the Target Fund nor a vote of the shareholders of the Survivor Fund is required to approve the Reorganization under Maryland general corporation law or under the Corporation’s charter.

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In addition, under Rule 17a-8 under the 1940 Act, a vote of the shareholders of the Target Fund is not required if as a result of the Reorganization: (i) there is no policy of the Target Fund that under Section 13 of the 1940 Act could not be changed without a vote of a majority of its outstanding voting securities that is materially different from a policy of the Survivor Fund; (ii) the Survivor Fund’s advisory contract is not materially different from that of the Target Fund; (iii) the Independent Directors of the Target Fund who were elected by its shareholders will comprise a majority of the Independent Directors of the Board overseeing the Survivor Fund; and (iv) after the Reorganization, the Survivor Fund will not be authorized to pay fees under a 12b-1 plan that are greater than fees authorized to be paid by the Target Fund under such a plan. The Reorganization meets all of these conditions, and, therefore, a vote of shareholders is not required under the 1940 Act.

Investment Objectives and Principal Investment Strategies

While both Funds seek capital appreciation, there are differences between the Target Fund’s and Survivor Fund’s investment objectives and principal investment strategies. The Combined Fund’s investment objective and principal investment strategies will be those of the Survivor Fund. See “Comparison of the Target Fund and the Survivor Fund—Comparison of Investment Objectives and Principal Investment Strategies” below.

The investment objective of the Target Fund is modest capital appreciation and to maximize realized gains, and the investment objective of the Survivor Fund is capital appreciation and income. Both Funds normally invest in domestic equity securities. The primary difference between the two investment strategies is that, while both Funds invest in domestic equity securities, the Survivor Fund also invests in domestic and foreign fixed-income securities and foreign equity securities. Currently, the Funds are managed by the same sub-adviser and portfolio managers.

For information on risks, see “Comparison of the Target Fund and Survivor Fund—Risks of the Funds”, below. The fundamental investment policies applicable to each Fund are identical.

Fees and Expenses

As an investor, shareholders pay fees and expenses to buy and hold shares of the Fund. Shareholders may pay shareholder fees directly when they buy or sell shares. Shareholders pay annual fund operating expenses indirectly because they are deducted from Fund assets.

The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding shares of the Fund. These tables do not reflect fees or expenses that may be charged in connection with variable contracts issued by Ohio National Life and National Security that offer each Fund as an underlying investment option. If such charges were included, the following fees and expenses would be higher. The pro forma columns show expenses of the Combined Fund as if the Reorganization had occurred on the last day of the Fund’s fiscal year ended December 31, 2012. All pro forma information shown herein is for the Combined Fund taking into account both the Reorganization and the Concurrent Reorganization, which means the expenses for the Combined Fund reflect the inclusion of the assets of the Survivor Fund, the Target Fund and the U.S. Equity Portfolio. The Annual Fund Operating Expenses table and Example tables shown below are based on actual expenses incurred during each Fund’s fiscal year ended December 31, 2012. Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.

Shareholder Fees (fees paid directly from your investment): N/A

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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Target Fund	Survivor Fund	Pro Forma Combined Fund (Target Fund, U.S. Equity Portfolio and Survivor Fund)
Management Fees	0.80%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	None	None
Other expenses	0.39%	0.22%	0.16%

Total Annual Fund Operating Expenses	1.19%	0.87%	0.81%

EXAMPLES

This Example is intended to help you compare the cost of investing your variable contract assets in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Target Fund	$121	$378	$654	$1,443
Survivor Fund	$89	$278	$482	$1,073
Pro Forma—Combined Fund (Target Fund, U.S. Equity Portfolio and Survivor Fund)	$83	$259	$450	$1,002

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Target Fund’s portfolio turnover rate was 53% of the average value of its portfolio, and the Survivor Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Federal Tax Consequences

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by Ohio National Life and National Security. As a result, provided that the variable contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code or annuity contracts under Section 72 of the Internal Revenue Code, it is expected that the Reorganization will not be a taxable event for owners of variable contracts, regardless of the tax status of the Reorganization, and any dividend declared as described below will not be taxable to owners of variable contracts.

It is expected that the Reorganization itself will be a tax-free reorganization under Section 368(a) of the Internal Revenue Code. Accordingly, no gain or loss is expected to be recognized by the Funds or the insurance company separate accounts that hold shares of the Funds as a direct result of the Reorganization. However, because the Reorganization will cause the Target Fund’s tax year to end on a date earlier than the last day of its normal tax year, the Reorganization may accelerate distributions from the Target Fund to the insurance company separate accounts as shareholders of the Target Fund. In particular, the Target Fund will recognize net gains or losses on the sales of any securities (net of any available capital loss carryforwards) in the period ending on the closing date, and, on or before that date, the Target Fund must declare a dividend paying out any such net gains, together with any other undistributed income or gains, to the insurance company separate accounts as shareholders of the Target Fund.

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Also, to the extent that the Target Fund holds any securities that are marked to market in connection with the Reorganization, it will recognize and be required to pay out any net gain from such securities. The insurance company separate accounts, as shareholders, and the owners of variable contracts, are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization.

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

Purchase, Exchange, Redemption, Transfer and Valuation of Shares

The policies of the Target Fund and the Survivor Fund regarding the purchase, redemption, exchange, transfer and valuation of shares are identical. Please see “Comparison of the Target Fund and Survivor Fund—Distribution and Shareholder Servicing Arrangements” and “—Purchase, Exchange, Redemption, Transfer and Valuation of Shares” below for information regarding the purchase, exchange, redemption, transfer and valuation of shares.

Principal Investment Risks

The Funds have several principal risks in common: market risk, options risk, derivatives risk, leverage risk, sector risk, smaller capitalization company risk, exchange-traded funds risk, issuer risk and foreign investments risk. However, the Target Fund also has preferred stock risk and high portfolio turnover risk, and the Survivor Fund also has correlation risk, value strategy risk, credit risk, interest rate risk, convertible securities risk, lower-rated debt securities risk, liquidity risk, call risk and prepayment risk. More information on each of these types of investment risk can be found under “Comparison of the Target Fund and Survivor Fund—Risks of the Funds” below.

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COMPARISON OF THE TARGET FUND AND SURVIVOR FUND

Investment Objectives and Principal Investment Strategies

Target Fund. The investment objective of the Target Fund is to seek modest capital appreciation and to maximize realized gains.

Under normal circumstances, the Target Fund invests in equity securities traded in the United States. To manage the risk of holding equity securities, the Target Fund may write call options or purchase puts on the securities in the Target Fund or indexes. The Target Fund may also purchase exchange traded funds and other derivatives. Equity securities the Target Fund may invest in include common stocks and preferred stocks of companies of any market capitalization. The Target Fund’s positions may also include equity securities of foreign issuers traded in the United States. The Target Fund is managed by ICON under a sub-advisory agreement with Ohio National.

The Target Fund seeks to achieve its investment objectives through a disciplined, objective, non-emotional methodology to identify sectors and industries that ICON’s methodology suggests are under-priced relative to its calculation of intrinsic value. Investments in industries ICON believes to be over-priced relative to current intrinsic value are sold and replaced by investments in industries ICON believes are under-priced relative to intrinsic value. In addition to identifying industries over- or under-priced relative to the broad market, ICON generally considers an industry’s relative strength. In general, relative strength is a measure of the performance of an industry in relation to the performance of the broader market over a specified period of time.

Survivor Fund. The investment objective of the Survivor Fund is to seek capital appreciation and income.

The Survivor Fund invests in a balanced portfolio of U.S. and foreign common stocks, government securities, and a variety of fixed-income obligations. Under normal circumstances, the Survivor Fund invests up to 75% of its total assets in equity securities of domestic and foreign companies of any market capitalization, including common and preferred stocks, securities issued by dividend-paying companies, and convertible preferred securities, as well as American Depositary Receipts (ADRs). To manage the risk of holding equity securities, or for investment purposes, the Survivor Fund may write call options or purchase puts on the securities in the Survivor Fund or indexes. The Survivor Fund also may purchase exchange traded funds (ETFs). Under normal circumstances, the Survivor Fund will maintain a minimum of 25% of its total assets in fixed-income securities although there is no maximum limit on the amount of debt securities in which the Survivor Fund may invest. The debt securities in which the Survivor Fund invests are generally investment grade, although the Survivor Fund may invest up to 10% of its total assets in lower-rated securities, which are also called junk bonds. The Survivor Fund may invest up to 25% of its total assets in foreign securities. The Survivor Fund is managed by ICON under a sub-advisory agreement with Ohio National.

The Survivor Fund seeks to achieve its investment objectives through a disciplined, objective, non-emotional methodology to identify sectors and industries that ICON’s methodology suggests are under-priced relative to its calculation of intrinsic value. Investments in industries ICON believes to be over-priced relative to current intrinsic value are sold and replaced by investments in industries ICON believes are under-priced relative to intrinsic value. In addition to identifying industries over- or under-priced relative to the broad market, ICON generally considers an industry’s relative strength. In general, relative strength is a measure of the performance of an industry in relation to the performance of the broader market over a specified period of time.

Combined Fund. The Combined Fund’s investment objective and principal investment strategies will be those of the Survivor Fund.

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Comparison of Investment Objectives and Principal Investment Strategies

While both Funds seek capital appreciation, there are differences between the Target Fund’s and Survivor Fund’s investment objectives and principal investment strategies. The primary differences between the two investment objectives are that the Survivor Fund seeks income in addition to capital appreciation and that the Target Fund only seeks modest capital appreciation and seeks to maximize realized gains. The primary difference between the two investment strategies is that, while both Funds invest in domestic equity securities, the Survivor Fund also invests in domestic and foreign fixed-income securities and foreign equity securities. The table below compares the investment objectives and principal investment strategies of the two Funds:

Target Fund	Survivor Fund
Principal Investment Objective	Principal Investment Objective

The Fund seeks modest capital appreciation and to maximize realized gains.	The Fund seeks capital appreciation and income.

Principal Investment Strategies	Principal Investment Strategies

Under normal circumstances, the Fund invests in equity securities traded in the United States.

Equity securities the Fund may invest in include common stocks and preferred stocks of companies of any market capitalization. The Target Fund’s positions may also include equity securities of foreign issuers traded in the United States.

The Fund invests in a balanced portfolio of U.S. and foreign common stocks, government securities, and a variety of fixed-income obligations. Under normal circumstances, the Fund invests up to 75% of its total assets in equity securities of domestic and foreign companies of any market capitalization, including common and preferred stocks, securities issued by dividend-paying companies, and convertible preferred securities, as well as American Depositary Receipts (ADRs).

The Fund may invest up to 25% of its total assets in foreign securities.

Does not use this strategy	Under normal circumstances, the Fund will maintain a minimum of 25% of its total assets in fixed-income securities although there is no maximum limit on the amount of debt securities in which the Fund may invest. The debt securities in which the Fund invests are generally investment grade, although the Fund may invest up to 10% of its total assets in lower-rated securities, which are also called junk bonds.

To manage the risk of holding equity securities, the Fund may write call options or purchase puts on the securities in the Fund or indexes.	The Fund uses this strategy to manage the risk of holding equity securities, but it may also use this strategy for investment purposes.

The Fund may also purchase exchange traded funds and other derivatives.	The Fund also may purchase exchange traded funds (ETFs).

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Target Fund	Survivor Fund
The Fund seeks to achieve its investment objectives through a disciplined, objective, non-emotional methodology to identify sectors and industries that ICON’s methodology suggests are under-priced relative to its calculation of intrinsic value. Investments in industries ICON believes to be over-priced relative to current intrinsic value are sold and replaced by investments in industries ICON believes are under-priced relative to intrinsic value. In addition to identifying industries over- or under-priced relative to the broad market, ICON generally considers an industry’s relative strength. In general, relative strength is a measure of the performance of an industry in relation to the performance of the broader market over a specified period of time.	Same as Target Fund

Fundamental Investment Policies

The fundamental investment policies of the Target Fund and Survivor Fund are identical and cannot be changed without shareholder approval. Each Fund:

1. Will not invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or repurchase agreements secured thereby.

2. Will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions.

3. Will not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act or unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments, including derivatives related to physical commodities; or purchasing or selling securities or other instruments backed by commodities; or purchasing or selling securities of companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

4. Will not underwrite securities of other issuers, except to the extent that a Fund may be deemed an underwriter under the Securities Act of 1933 by virtue of disposing of portfolio securities or when selling its own shares.

5. Will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation also does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate, including real estate investment trusts.

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6. Will not make loans to others, except (a) through the purchase of debt securities, (b) by investing in repurchase agreements and (c) by loaning portfolio securities.

7. Will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

The Combined Fund will have the same fundamental investment policies.

Risks of the Funds

The following are the principal risks involved in an investment in both Funds:

Market Risk—A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security’s price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If a portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Options Risk—Risks specific to investments in call options include limited gains and lack of liquidity. By selling a call option, the Fund may forego the opportunity to participate in price increases for the underlying equities above the exercise price, while still bearing the risk of a decline in the value of the underlying equities or index. Although the Fund will receive a premium for writing the call option, the price the Fund realizes from the sale of the equities or the exposure to the underlying index upon exercise of the option could be substantially below their prevailing market price.

There may not be a liquid market for written options. If the Fund cannot locate a purchaser for the option transaction, the Fund will be unable to sell the underlying equities until the option expires or is exercised. The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund will generally hold the equities underlying a call option or exposure to the index underlying the option, the Fund may be less likely to sell the stocks it is holding to take advantage of new investment opportunities.

The Fund collects a premium from the option purchaser on each of the call options the Fund writes. Such premiums are additional income to the Fund. The amount of those premiums may decrease if interest rates decline, or if the market prices of the underlying equities or indices on which the call options are written become less volatile.

If the market price of the underlying equity securities or indices do not exceed the exercise price, the call option will expire without being exercised. The Fund will then keep the premium. At that point, the Fund may either continue to hold the underlying equity security, in which case it may write new call options on it, or the Fund may sell the equities.

Derivatives Risk—Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Fund. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index

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and the Fund could lose more than the principal amount invested. In addition to investing in derivatives to implement its strategy, the Fund may also use derivative instruments for hedging purposes, in an attempt to reduce the risk of loss from falling stock prices or lower foreign currency valuations, increased interest rates or other adverse market developments. There can be no assurance that a hedging technique will work as intended. Fund performance may be diminished by the added cost of the derivative instrument.

Leverage Risk—Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Sector Risk—A certain sector may not perform as well as companies in other sectors or the market as a whole. When a portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Smaller Capitalization Company Risk—Smaller capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Smaller companies are also sometimes more subject to failure.

Exchange-Traded Funds Risk—An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). Investing in an ETF may incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment.

Issuer Risk—The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Foreign Investments Risk—Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.

In addition to the risks for both Funds above, the Target Fund has the following additional principal risks involved in an investment in the Target Fund:

Preferred Stock Risk—The prices of preferred stock typically respond to interest rate changes, decreasing in value if interest rates rise and increasing in value if interest rates fall. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move upwards more slowly than common stock prices.

High Fund Turnover Risk—Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

In addition to the risks for both Funds above, the Survivor Fund has the following additional principal risks involved in an investment in the Survivor Fund:

Correlation Risk—The effectiveness of the Fund’s index option-based strategy may be reduced if the performance of the Fund’s equity portfolio does not correlate to that of the index underlying its options positions.

Value Strategy Risk—Because the portfolio manager is assessing intrinsic value of companies, his assessment of value may be incorrect and the securities may be appropriately priced by the market. In such cases the expected return for such securities may be lower than expected.

Credit Risk—The Fund may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Fund’s income and the market value of the security.

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Interest Rate Risk—Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

Convertible Securities Risk—In addition to being subject to the risks of investing in common stock, the value of convertible securities can be adversely affected by fixed income market forces such as interest rate risk, credit risk, call risk and prepayment risk.

Lower-Rated Debt Securities Risk—Bonds rated below investment grade (also called “junk bonds”) are subject to greater levels of credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Liquidity Risk—The Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Call Risk—During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Prepayment Risk—The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Performance History

The accompanying bar chart and table provide some indication of the risks of investing in the Funds. They show changes in each Fund’s performance for each year since inception and each Fund’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index. Each Fund’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.

Target Fund

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During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 11.42%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -11.43%. That was for the quarter ended on March 31, 2009.

Average Annual Total Returns As of December 31, 2012	1 Year	5 Years	Since 5/1/04
Income Opportunity Portfolio	7.34%	0.38%	2.82%
S&P® Composite 1500 Index	16.17%	2.07%	5.47%

Survivor Fund

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 13.89%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -14.56%. That was for the quarter ended on December 31, 2008.

Average Annual Total Returns As of December 31, 2012	1 Year	5 Years	Since 5/1/04
Balanced Portfolio	13.30%	2.66%	6.30%
S&P® Composite 1500 Index	16.17%	2.07%	5.47%
60% S&P® Composite 1500 Index/ 40% Barclays Capital U.S. Universal Index	11.95%	4.14%	5.89%

The accounting survivor of the Reorganization will be the Survivor Fund. As such, the Combined Fund will continue the performance history of the Survivor Fund after the closing of the Reorganization.

Description of Benchmark Indices Used by the Funds

The S&P® Composite 1500 Index is a broad-based capitalization-weighted Index of 1500 U.S. Companies and is comprised of the S&P 400, S&P 500, and the S&P 600. The index was developed with a base value of 100 as of December 30, 1994.

The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the Commercial Mortgage-Backed Securities (CMBS) Index and the CMBS High-Yield Index. All securities in this market value weighted index have at least one year remaining to maturity and meet certain minimum issue size criteria.

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Management of the Funds

Adviser

Ohio National is a wholly-owned subsidiary of ONLI. Ohio National uses ONLI’s investment personnel and administrative systems. That is to say the personnel of Ohio National are employees of ONLI who provide investment services to Ohio National. Ohio National has no employees of its own. It is located at One Financial Way, Montgomery, Ohio 45242.

ONLI provides its investment personnel, systems and related services to Ohio National at cost. This is done under a service agreement among ONLI, Ohio National and the Corporation, on behalf of the Funds. These services are paid for by Ohio National, not the Funds. Ohio National provides portfolio management, investment advice and administrative services to the Funds. This is done under an investment advisory agreement.

As compensation for its services to the Funds, Ohio National receives monthly fees from the Funds at annual rates on the basis of each Fund’s average daily net assets during the month for which the fees are paid. The fee schedule for the Funds is set forth below. In 2012, the Target Fund paid Ohio National at an effective annualized rate of 0.80% on its average daily net assets and the Survivor Fund paid Ohio National at an effective annualized rate of 0.65% on its average daily net assets. The fee rate of the Combined Fund will be that of the Survivor Fund following the Reorganization.

Advisory Fee Schedule
Target Fund	Survivor Fund	Combined Fund
0.80% of first $200 million	0.65% of first $200 million	0.65% of first $200 million
0.75% of next $300 million	0.60% of next $300 million	0.60% of next $300 million
0.70% over $500 million	0.55% over $500 million	0.55% over $500 million

A discussion regarding the basis for the Board of Directors approving the advisory agreement is made available in each Fund’s Annual Report. Details of the approval are discussed in the Annual Report following the approval.

Sub-Adviser

Ohio National selects sub-advisers for the Funds, subject to the approval of the Board of Directors, including a majority of those directors who are not otherwise affiliated with the Corporation or Ohio National (the “Independent Directors”).

A discussion regarding the basis for the Board of Directors approving the sub-advisory agreement with ICON is available in each Fund’s Annual Report. Details of the approval are discussed in the Annual Report following the approval.

The Securities and Exchange Commission has issued an order to the Corporation and Ohio National permitting Ohio National, subject to the Board’s oversight and approval, to enter into, materially amend and terminate sub-advisory agreements (other than sub-advisory agreements with affiliated sub-advisers) without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about that sub-adviser within 90 days of the change.

Ohio National monitors the compliance of ICON with the investment objectives and policies of the applicable Fund. Ohio National reviews the performance of ICON to assure continuing quality of performance. At least once each calendar quarter, Ohio National reports to the Board regarding the performance and compliance of ICON.

As compensation for sub-advisory services, Ohio National pays fees to ICON. These fees are paid from Ohio National’s assets and do not affect the Funds’ expenses. The sub-advisory fees are calculated as a

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percentage of the Fund assets managed by ICON. In 2012, Ohio National paid ICON at an effective annualized rate of 0.55% on the Target Fund’s average daily net assets and paid ICON at an effective annualized rate of 0.40% on the Survivor Fund’s average daily net assets.

Portfolio Managers

ICON has managed the Target Fund and Survivor Fund since their inception in May 2004. ICON is located at 5299 DTC Boulevard, Suite 1200, Greenwood Village, Colorado 80111. Prior to 2004, ICON was called Meridian Investment Management Company (“Meridian”). ICON and its predecessor company have operated as investment advisers since 1986. ICON also serves as investment adviser or sub-adviser to a number of other mutual funds, investment advisers, pension and profit sharing plans, public retirement systems and private accounts.

Both the Target Fund and the Survivor Fund are co-managed by Robert Straus and Zach Jonson. Mr. Straus was previously employed by ICON as its Head Trader from 1996 to 1999 and rejoined ICON in 2001 as a Portfolio Manager. In 2003, he was named a senior member of the Investment Committee. Mr. Straus earned a master’s degree in business administration from the University of Denver and bachelor of arts degree in journalism from New York University. He has earned the right to use the Chartered Financial Analyst designation and is a Chartered Market Technician. Prior to joining ICON, Mr. Straus was a senior equity trader with Charles Schwab & Co., Inc. in 2000 and a partner with Integral Asset Management LLC from 1999 to 2000. Mr. Jonson is a member of ICON’s Investment Committee. Mr. Jonson joined ICON in 2003 in Commissions and in 2004 became a Reconciliation and Performance Specialist. He became a Research Analyst in 2006 and became a Portfolio Manager in 2007. Mr. Jonson received a B.A. in Economics from the University of Colorado and an MBA from the University of Denver. Mr. Jonson is also a CFA Level 2 Candidate.

Other Service Providers

The Funds use the same service providers. U.S. Bancorp Fund Services, LLC is each Fund’s accounting agent. U.S. Bank, N.A. is each Fund’s custodian. Information about the Funds’ accounting agent and custodian can be found in the Funds’ Statement of Additional Information under “Fund History”. The Funds pay fees to the accounting agent and also reimburse the accounting agent for out-of-pocket expenses, subject to certain limitations, that are incurred by the accounting agent in performing its accounting agent duties under its agreement with the Funds.

Combined Fund. Following the Reorganization, the Funds’ current service providers will serve the Combined Fund.

Purchase And Redemption Of Fund Shares

Shares of the Funds are offered only to separate accounts of Ohio National Life and National Security in connection with their variable annuities and variable life insurance contracts. You may select Funds as described in your variable contract prospectus. The value of your variable benefits will vary with the investment experience of the Funds you select.

The net asset value of each Fund is computed by dividing the total market value of the securities held by that Fund, plus any cash or other assets less all liabilities of the Fund, by the number of shares outstanding for that Fund. The Fund’s assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the market in which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. The effect of using such alternative methods for determining fair value is that

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securities may not be priced on the basis of quotations from the primary market in which they are traded, but by another method the Board of Directors believes reflects their fair value. This is intended to assure that a Fund’s net asset value fairly reflects security values as of the time of pricing.

The separate accounts of Ohio National Life and National Security purchase and redeem Fund shares at their net asset value next computed, with no sales or redemption charges. The net asset value of a Fund’s shares is determined as of 4:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted trading. However, net asset value may be calculated earlier if trading on that exchange is restricted or as permitted by the SEC. If a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when Fund shares cannot be purchased or redeemed.

Frequent Purchases And Redemption Of Fund Shares

The Corporation, Ohio National Life and National Security discourage excessive trading and market timing of Fund shares within variable contracts. Excessive trading into and out of the Funds can disrupt Fund investment strategies and increase a Fund’s operating expenses. In addition, excessive trading can lower overall Fund performance for long term investors, prevent portfolio managers from taking timely advantage of investment opportunities, and create liquidity risks for the Funds. Certain series of the corporation may be more susceptible to attempted market timing and excessive trading. Typically, Funds holding securities priced on foreign exchanges are subject to attempts to take advantage of time-zone arbitrage. However, the Corporation has a fair value pricing policy that seeks to eliminate the pricing inefficiencies market timers and excessive traders attempt to exploit. The Funds are not designed to accommodate excessive trading practices. The Corporation, Ohio National Life and National Security reserve the right, in their sole discretion, to restrict, or cancel purchase and exchange orders which they believe represent excessive or disruptive trading and will contact you the next business day by telephone to inform you that your requested transaction has been restricted or otherwise not honored by the insurance company. If they are unable to contact you by telephone, they will contact you or your registered representative in writing to inform you of the restricted transaction. Listed below are some, but not necessarily all, of the steps they may take to discourage excessive trading and market timing. The Board of Directors has adopted these policies and procedures with respect to frequent purchases and redemptions.

The first time the contract owner is determined to have traded excessively, Ohio National Life or National Security will notify the contract owner in writing that his or her variable contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, Ohio National Life or National Security will suspend all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the variable contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge applicable to the insurance contract.

Either Ohio National Life or National Security may, in its sole discretion, take any contract off of the list of monitored contracts, or restore suspended transfer privileges if it determines that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of the policies related to excessive trading and market timing as described in this Section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the Funds. Therefore, contracts may be placed on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits.

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Some of the factors that may be considered when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the Funds involved in the transfer;

•	The investment objectives of the particular Funds involved in the transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

The various contracts issued by Ohio National Life and National Security provide a transfer privilege among all of the products’ investment options, including the Funds. Such transfer privileges may involve a number of free transfers and/or a transfer fee per transfer. See your product prospectus for more information on transfer fees.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if Ohio National Life, National Security or the Corporation believes that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Corporation, Ohio National Life or National Security will be able to identify such contract owners or curtail their trading practices. However, the Funds are not designed to accommodate frequent purchase or redemption requests. The ability of Ohio National Life and National Security and the ability of the Corporation to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the Corporation receives orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the Corporation may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If the Company, Ohio National Life and National Security are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

The Corporation may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than are currently adopted by Ohio National Life, National Security or the Corporation.

Dividends, Distributions And Taxes

Each Fund seeks to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Corporation’s policy to comply with the provisions of the Code regarding distribution of investment income and net realized capital gains so that the Funds will not be subject to federal income tax. Each year each Fund distributes to its shareholders substantially all of its net investment income and net realized capital gains (if any). Dividends and distributions are reinvested in additional Fund shares (at net asset value without a sales charge).

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract. Income distributions from those contracts are taxed at ordinary income tax rates. Any distributions made to an owner younger than 59 1/2 may also be subject to a 10% penalty tax.

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Ask your tax adviser for more information on your tax situation. The Statement of Additional Information also has more information regarding the tax status of the Funds.

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FINANCIAL HIGHLIGHTS

The fiscal year end of the Funds is December 31. The financial highlights of the Target Fund and the Survivor Fund are included with this Combined Prospectus/Information Statement at Exhibit B.

The financial highlights of the Target Fund and the Survivor Fund are also contained in: (i) the Annual Report to shareholders of Ohio National Fund, Inc. relating to the Target Fund and Survivor Fund for the fiscal year ended December 31, 2012, which have been audited by KPMG LLP, the Funds’ registered independent public accounting firm, and (ii) the Semi-Annual Report to shareholders of Ohio National Fund, Inc. relating to the Target Fund and Survivor Fund for the six months ended June 30, 2013, which are unaudited. The Annual Report and Semi-Annual Report, which have previously been sent to shareholders, are available on request and without charge by writing to the Funds at One Financial Way, Montgomery, Ohio 45242, and, with respect to the Target Fund and Survivor Fund, are incorporated by reference into this Combined Prospectus/Information Statement.

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INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the Plan of Reorganization found in Exhibit A.

The Plan of Reorganization provides that substantially all of the assets and liabilities of the Target Fund will be transferred to the Survivor Fund in exchange for shares of the Survivor Fund. The shares of the Survivor Fund issued to the Target Fund will have an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on the Closing Date (as defined in Exhibit A) of the Reorganization (the “Valuation Time”). Upon receipt by the Target Fund of the shares of the Survivor Fund, the Target Fund will distribute Survivor Fund shares to its shareholders and will be terminated as a series of the Corporation.

The distribution of the Survivor Fund shares to the Target Fund shareholders will be accomplished by opening new accounts on the books of the Survivor Fund in the names of the Target Fund shareholders and transferring to those shareholder accounts the shares of the Survivor Fund. Such newly-opened accounts on the books of Survivor Fund will represent the respective pro rata number of shares of the Survivor Fund that the Target Fund is to receive under the terms of the Plan of Reorganization. See “Terms of the Reorganization” below.

Accordingly, as a result of the Reorganization, each Target Fund shareholder will own shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that the shareholder owned immediately prior to the Reorganization.

No sales charge or fee of any kind will be assessed to the Target Fund shareholders in connection with their receipt of shares of the Survivor Fund in the Reorganization.

Terms of the Reorganization

Pursuant to the Plan of Reorganization, on the Closing Date, the Target Fund will transfer to the Survivor Fund substantially all of its assets and liabilities in exchange solely for shares of the Survivor Fund. The aggregate net asset value of the shares issued by the Survivor Fund will be equal to the value of the assets of the Target Fund transferred to the Survivor Fund as of the Closing Date, as determined in accordance with the Survivor Fund’s valuation procedures, net of the liabilities of the Target Fund assumed by the Survivor Fund. The Target Fund expects to distribute the shares of the Survivor Fund to its shareholders promptly after the Closing Date. Thereafter, the Target Fund will be terminated as a series of the Corporation.

The Plan of Reorganization contains customary representations, warranties, and conditions. The Plan of Reorganization may be terminated with respect to the Reorganization if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time before the Effective Time, the Board or an authorized officer of the Corporation determines the Reorganization is inadvisable. The Plan of Reorganization may be terminated or amended by the mutual consent of the parties.

Reasons for the Reorganization

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•	After the Reorganization, shareholders will be invested in a Combined Fund that invests a substantial portion of its portfolio in equity securities selected by the same sub-adviser using similar investment strategies;

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•	The Survivor Fund has been the better alternative for investors seeking an equity-based strategy with less volatility. The Target Fund writes call options and/or purchases put options on the securities in its portfolio or indexes to provide downside protection at the expense of upside returns. The Survivor Fund allocates a portion of its portfolio to fixed income securities . This allocation historically has provided less overall volatility, and would be expected to do so in the future;

•	The Survivor Fund outperformed the Target Fund by 221 basis points and 192 basis points in average annual total return for the 3 year and 5 year periods ended June 30, 2013, respectively, and did so with less volatility (although the Survivor Fund underperformed by 451 basis points for the 1 year period, the Directors noted that this performance is included in the 3 and 5 year performance and emphasized that they are more focused on longer term performance, and the lower volatility);

•	The same portfolio management team that currently manages each Fund is expected to manage the Combined Fund following the closing of the Reorganization;

•	The Combined Fund (including the U.S. Equity Portfolio, which also is being merged into the Survivor Fund) resulting from the completion of the Reorganization is expected to achieve certain operating efficiencies from its larger net asset size;

•	The Combined Fund (including the U.S. Equity Portfolio), as a result of economies of scale, is expected to have a lower ratio of expenses to average net assets than that of the Target Fund prior to the Reorganization;

•	The Reorganization is not expected to result in any tax consequence to the owners of variable contacts;

•	The Funds and their shareholders will not bear any of the costs of the Reorganization; and

•	The Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund shares.

For these and other reasons, the Board concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Target Fund and that the interests of the shareholders of the Target Fund will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Federal Income Taxes

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by Ohio National Life and National Security. As a result, provided that the variable contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code or annuity contracts under Section 72 of the Internal Revenue Code, it is not anticipated that the owners of variable contracts will experience any tax liability or other tax effect, as a direct result of the Reorganization.

Moreover, the Reorganization is expected to qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code, pursuant to which no gain or loss will be recognized by the Funds or the insurance company separate accounts for federal income tax purposes. As a result of the Reorganization, it is anticipated that the Survivor Fund will succeed to the tax attributes of the Target Fund, subject to limitations that could limit the amount of the capital loss carryforwards from periods before the Reorganization that would be available to offset gains after the Reorganization.

Neither a tax ruling from the Internal Revenue Service nor any tax opinion regarding the Reorganization has been or will be requested. The owners of variable contracts and the insurance company separate accounts should consult their own tax advisors regarding the effect, if any, of the Reorganization in light of their particular

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circumstances. Also, because the above discussion relates only to federal income tax consequences of the Reorganization, those persons should also consult their tax advisors about foreign, state and local tax consequences, if any, of the Reorganization.

Expenses of the Reorganization

The costs of the Reorganization will be borne by Ohio National.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganization, the Survivor Fund will establish a position for each Target Fund shareholder on the books of the Survivor Fund containing the appropriate number of shares of the Survivor Fund to be received in the Reorganization. No certificates for shares of the Survivor Fund will be issued in connection with the Reorganization.

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OTHER INFORMATION

Capitalization

The following table sets forth, as of June 30, 2013: (a) the unaudited capitalization of each Fund and (b) the unaudited pro forma combined capitalization of the Combined Fund assuming the Reorganization and the Concurrent Reorganization have taken place, which means the capitalization of the Combined Fund reflects the inclusion of the assets of the Survivor Fund, the Target Fund and the U.S. Equity Portfolio. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity. No assurance can be given as to how many shares of the Survivor Fund will be received by Target Fund shareholders at the Closing Date, and the information should not be relied upon to reflect the number of shares of the Combined Fund that actually will be received by Target Fund shareholders.

Fund	Total Net Assets	Adjusted Net Assets	Shares Outstanding	Net Asset Value Per Share	Adjusted Net Asset Value Per Share
Target Fund	$9,985,106	$9,985,106	691,856	$14.43	$14.43
Survivor Fund	$125,810,616	$125,810,616	7,344,800	$17.13	$17.13
Pro Forma—Combined Fund (Target Fund, U.S. Equity Portfolio and Survivor Fund)	$153,754,069	$153,754,069	8,975,719	$17.13	$17.13

Shareholder Information.

As of the Record Date, there were [                ] shares of the Target Fund outstanding. None of the Directors or officers of the Corporation directly owned shares of the Target Fund. As of the Record Date, no person was known by the Target Fund to own beneficially or of record 5% or more of any class of shares of the Target Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned

As of the Record Date, there were [                ] shares of the Survivor Fund outstanding. None of the Directors or officers of the Corporation directly owned shares of the Survivor Fund. As of the Record Date, no person was known by the Survivor Fund to own beneficially or of record 5% or more of any class of shares of the Survivor Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned

Shareholder Rights and Obligations

Both the Target Fund and Survivor Fund are classes of the Corporation, a corporation organized under the laws of the state of Maryland. Under the Corporation’s organizational documents, the Funds are authorized to issue 550,000,000 shares of common stock, with a par value of $1.00 per share, with 10,000,000 shares allocated to each of the Target Fund and the Survivor Fund.

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With respect to each Fund, shares have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately.

When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of Survivor Fund, issued in the connection with the Reorganization), all shares are fully paid and non-assessable.

Shareholder Proposals

The Funds do not hold regular annual meetings of shareholders. As a general matter, the Survivor Fund does not intend to hold future regular annual or special meetings of its shareholders unless the election of directors is required by the 1940 Act. Any shareholder who wishes to submit a proposal for consideration at a meeting of shareholders of either Fund should send such proposal to Ohio National Fund, Inc., Attn: Secretary, One Financial Way, Montgomery, Ohio 45242. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of a Fund a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

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EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of August 15, 2013, among OHIO NATIONAL FUND, INC., a Maryland corporation, with its principal place of business at One Financial Way, Montgomery, Ohio 45242 (“Corporation”), on behalf of each segregated portfolio of assets (“series”) thereof listed under the heading “Target Funds” on Schedule A attached hereto (“Schedule A”) (each, a “Target Fund”) and Corporation on behalf of each series thereof listed under the heading “Survivor Funds” on Schedule A (each, a “Survivor Fund”); and, solely for purposes of paragraph 6, OHIO NATIONAL INVESTMENTS, INC., advisor to the Survivor Funds and Target Funds (“Ohio National”). (Corporation is sometimes referred to herein as an “Investment Company,” and each Target Fund and Survivor Fund is sometimes referred to herein as a “Fund.”) Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations (collectively, “Obligations”) of and by each Fund—and of and by the Investment Company of which that Fund is a series, on that Fund’s behalf—shall be the Obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series, on that Fund’s behalf, and (3) in no event shall any other series of the Corporation (including another series thereof) or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or the Investment Company of its Obligations set forth herein.

Corporation wishes to effect four reorganizations described in section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”). Each reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund to the corresponding Survivor Fund listed on Exhibit A (as to each Target Fund, the “corresponding Survivor Fund”) in exchange solely for (a) shares of beneficial interest of that corresponding Survivor Fund (“Survivor Fund Shares”), as described herein, and (b) the assumption by the Survivor Fund of all liabilities of the Target Fund, and (2) the subsequent distribution of the corresponding Survivor Fund Shares (which shall then constitute all of the assets of the Target Fund) pro rata to the shareholders in exchange for their shares of beneficial interest of the Target Fund (the “Target Fund Shares”) in complete liquidation thereof, and (3) terminating the Target Fund, all on the terms and conditions set forth herein (all the foregoing transactions involving each Target Fund and its corresponding Survivor Fund being referred to herein collectively as a “Reorganization”). The consummation of any particular Reorganization shall not be contingent on the consummation of any other Reorganization. (For convenience, the balance of this Agreement, except paragraphs 3.1(a), 3.1(r), 3.2(a) and 3.2(m), refers only to a single Reorganization, one Target Fund, and one Survivor Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Funds participating therein.)

The Investment Company’s board of directors (the “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of the Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on the Funds’ behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of each Fund that is a series thereof and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

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In consideration of the mutual promises contained herein, the parties agree as follows:

1. PLAN OF REORGANIZATION AND TERMINATION

1.1. Subject to the requisite approvals and the terms and conditions set forth herein, Target Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Survivor Fund. In exchange therefor, Survivor Fund shall:

(a) issue and deliver to Target Fund, as applicable, the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) Survivor Fund Shares having an aggregate net asset value (NAV) equal to the aggregate NAV of all full and fractional Target Fund Shares then outstanding; and

(b) assume all of Target Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2 The Assets shall consist of all assets and property of every kind and nature—including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records—Target Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Target Fund’s books at that time.

1.3 The Liabilities shall consist of all of Target Fund’s liabilities, whether known or unknown, accrued or contingent, debts, obligations, and duties existing at the Effective Time, excluding Reorganization Expenses (as defined in paragraph 3.3(f)) borne by Ohio National pursuant to paragraph 6.

1.4 At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute all Survivor Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Target Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate. That distribution shall be accomplished by Corporation’s transfer agent’s opening accounts on Survivor Fund’s shareholder records in the Shareholders’ names and transferring those Survivor Fund Shares thereto. Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full and fractional Survivor Fund Shares having an aggregate NAV equal to the aggregate NAV of the Target Fund Shares that Shareholder holds at the Effective Time. All issued and outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund’s shareholder records. Corporation shall not issue certificates representing the Survivor Fund Shares issued in connection with the Reorganization.

1.5 (a) The value of the Target Fund’s net assets (the assets to be acquired by the Survivor Fund hereunder, net of liabilities assumed by the Survivor Fund) shall be the value of such net assets computed as of the close of business on the Closing Date, using the valuation procedures set forth in the Target Fund’s then current prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

(b) For purposes of the Reorganization, the net asset value per share of the Survivor Fund Shares shall be equal to the Survivor Fund’s net asset value per share computed as of the close of business on the Closing Date, using the valuation procedures set forth in the Survivor Fund’s prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

(c) All computations of value and NAV shall be made by U.S. Bancorp Fund Services, LLC (“UBFS”), accounting agent for the Funds, in accordance with its regular practice in pricing the shares and assets of each Fund.

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1.6 Any transfer taxes payable on the issuance and transfer of Survivor Fund Shares in a name other than that of the registered holder on Target Fund’s shareholder records of the Target Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7 Any reporting responsibility of Target Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated, except that Survivor Fund shall be responsible for preparing and filing any Form N-Q or Form N-CSR (including the annual report to shareholders) if the fiscal period relating to such form ended prior to the Effective Time, but as of the Effective Time such form has not yet been filed.

1.8 After the Effective Time, Target Fund shall not conduct any business except in connection with its dissolution and termination. As soon as reasonably practicable after distribution of the Survivor Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, (a) Target Fund shall be terminated as a series of Corporation and (b) Corporation shall make all filings and take all other actions in connection therewith necessary and proper to effect Target Fund’s complete dissolution.

2. CLOSING AND EFFECTIVE TIME

2.1 Unless the parties agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on or about December 13, 2013 (“Effective Time”). The Closing shall be held at the offices of UBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

2.2 Corporation shall direct the custodian of Target Fund’s assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating and verifying that (a) the Assets it holds will be transferred to Survivor Fund at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target Fund to Survivor Fund, as reflected on Survivor Fund’s books immediately after the Effective Time, does or will conform to that information on Target Fund’s books immediately before the Effective Time.

2.3 Corporation shall direct its transfer agent to deliver at the Closing (a) to Corporation, a Certificate (1) verifying that Target Fund’s shareholder records contain each Shareholder’s name and address and the number of full and fractional outstanding Target Fund Shares that each such Shareholder owns at the Effective Time and (2) as to the opening of accounts on Survivor Fund’s shareholder records in the names of the Shareholders and (b) to Corporation, a confirmation, or other evidence satisfactory to Corporation, that the Survivor Fund Shares to be credited to Target Fund at the Effective Time have been credited to Target Fund’s account on those records.

2.4 Corporation shall deliver to Corporation and Ohio National, within five days before the Closing, a Certificate listing each security, by name of issuer and number of shares, that is being carried on Target Fund’s books at an estimated fair market value provided by an authorized pricing vendor for Target Fund.

2.5 At the Closing, the Investment Company shall deliver, on behalf of each Fund, as applicable, (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the Investment Company or its counsel reasonably requests and (b) a Certificate in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

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3. REPRESENTATIONS AND WARRANTIES

3.1 Corporation, on Target Fund’s behalf, represents and warrants as follows:

(a) Corporation (1) is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland (“Maryland Law”), and its Articles of Restatement are on file with the Office of the Secretary of State of Maryland (“Secretary”), (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Target Fund is a duly established and designated series of Corporation;

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to Target Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) At the Effective Time, Corporation will have good and marketable title to the Assets for Target Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, Corporation, on Survivor Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(e) Corporation, with respect to Target Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Maryland Law, Corporation’s Articles of Restatement, or By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Corporation, on Target Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, on Target Fund’s behalf, is a party or by which it is bound;

(f) At or before the Effective Time, either (1) all material contracts and other commitments of Target Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge and/or Survivor Fund’s assumption of any liabilities of Target Fund thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Corporation may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to Target Fund or any of its properties or assets attributable or allocable to Target Fund, that, if adversely determined, would materially and adversely affect Target Fund’s financial condition or the conduct of its business; and Corporation, on Target Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target Fund’s business or Corporation’s ability to consummate the transactions contemplated hereby;

(h) Target Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year ended December 31, 2012, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance

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with generally accepted accounting principles consistently applied in the United States (“GAAP”); and those Statements present fairly, in all material respects, Target Fund’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period then ended, and there are no known contingent liabilities of Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(i) Since December 31, 2012, there has not been any material adverse change in Target Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Target Fund Share due to declines in market values of securities Target Fund holds, the discharge of Target Fund liabilities, or the redemption of Target Fund Shares by its shareholders shall not constitute a material adverse change;

(j) All federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns shall have been paid or provision shall have been made for the payment thereof; to the best of Corporation’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target Fund is in compliance in all material respects with all applicable Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;

(k) Target Fund is classified as an association that is taxable as a corporation, for federal tax purposes; Target Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); for each taxable year of its operation (including its current taxable year), Target Fund has met (and for that year will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a regulated investment company (“RIC”) and has been (and for that year will be) eligible to and has computed (and for that year will compute) its federal income tax under section 852; Target Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l) All issued and outstanding Target Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target Fund’s shareholder records, as provided in paragraph 2.3; and Target Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Fund Shares, nor are there outstanding any securities convertible into any Target Fund Shares;

(m) Target Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(n) Target Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o) Not more than 25% of the value of Target Fund’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;

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(p) Target Fund’s current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(q) The information to be furnished by Corporation for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 (as defined in paragraph 3.3(a) will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(r) The Articles of Restatement permit Corporation to vary its shareholders’ investment; Corporation does not have a fixed pool of assets; and each series thereof (including each Target Fund) is a managed portfolio of securities, and Ohio National has the authority to buy and sell securities for each Target Fund;

(s) Target Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus, except as previously disclosed in writing to Corporation;

(t) The Survivor Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

(u) At the Closing, at least 33 1⁄3% of Target Fund’s portfolio assets (by fair market value) will meet the investment objectives, strategies, policies, risks and restrictions of Survivor Fund, and Target Fund will not alter its portfolio in connection with the Reorganization to meet this 33 1⁄3% threshold. Target Fund did not enter into any line of business as part of the plan of reorganization;

(v) To the best of the knowledge of Target Fund’s management, (i) there is no plan or intention by Target Fund shareholders to sell, exchange, redeem, or otherwise dispose of a number of Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Target Fund shareholders’ ownership of Target Fund Shares (or equivalent Survivor Fund Shares) to a number of shares that was less than 50 percent of the number of Target Fund Shares outstanding prior to the Closing; and (ii) there is no plan or intention by any shareholder owning 5% or more of the Target Fund Shares to sell, exchange, redeem, or otherwise dispose of any Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization;

(w) During the five-year period ending on the Closing Date, neither Target Fund nor any person related (as defined in section 1.368-1(e)(4) of the Treasury Regulations without regard to 1.368-1(e)(4)(i)) to Target Fund will have (i) acquired Target Fund Shares with consideration other than Survivor Fund Shares or Target Fund Shares, except in the ordinary course of Target Fund’s business as an open-end investment company pursuant to section 22(e) of the 1940 Act; or (ii) made distributions with respect to Target Fund Shares except for (A) normal, regular dividend distributions made pursuant to the historic dividend paying practice of Target Fund, and (B) distributions and dividends declared and paid in order to ensure Target Fund’s continuing qualification as a regulated investment company and to avoid the imposition of fund-level tax; and

(x) There is no intercorporate indebtedness existing between Survivor Fund and Target Fund that was issued, acquired, or will be settled at a discount.

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3.2 Corporation, on Survivor Fund’s behalf, represents and warrants as follows:

(a) Corporation (1) is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland (“Maryland Law”), and its Articles of Restatement are on file with the Office of the Secretary of State of Maryland (“Secretary”), (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Survivor Fund is a duly established and designated series of Corporation.

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to Survivor Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) All issued and outstanding Survivor Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Survivor Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Survivor Fund Shares, nor are there outstanding any securities convertible into any Survivor Fund Shares. All of the Survivor Fund Shares to be issued and delivered to Corporation, for the account of the Target Fund shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Survivor Fund Shares and be fully paid and non-assessable by Corporation;

(e) No consideration other than Survivor Fund Shares (and Survivor Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(f) Corporation, with respect to Survivor Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Maryland Law, Corporation’s Articles of Restatement, or any Undertaking to which Corporation, on Survivor Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, on Survivor Fund’s behalf, is a party or by which it is bound;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to Survivor Fund or any of its properties or assets attributable or allocable to Survivor Fund, that, if adversely determined, would materially and adversely affect Survivor Fund’s financial condition or the conduct of its business; and Corporation, on Survivor Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Survivor Fund’s business or Corporation’s ability to consummate the transactions contemplated hereby;

(h) Survivor Fund is (and will be) classified as an association that is taxable as a corporation, for federal tax purposes; Survivor Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under sections 851 and 852; for each taxable year of its operation (including its current taxable year), Survivor Fund has met (and for that year will meet) the requirements of Part I of Subchapter M for qualification as a RIC for its taxable year in which the Reorganization

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occurs, Survivor Fund will meet those requirements, and will be eligible to and will compute its federal income tax under section 852, for its taxable year in which the Reorganization occurs; and Survivor Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for the next taxable year;

(i) There is no plan or intention for Survivor Fund to be dissolved or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(j) Assuming the truthfulness and correctness of Corporation’s representation and warranty in paragraph 3.1(o), immediately after the Reorganization (1) not more than 25% of the value of Survivor Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

(k) Immediately after the Effective Time, Survivor Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(l) The information to be furnished by Corporation for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(m) The Articles of Restatement permit Corporation to vary its shareholders’ investment; Corporation will not have a fixed pool of assets; and each series thereof (including each Survivor Fund) will be a managed portfolio of securities, and Ohio National will have the authority to buy and sell securities for each Survivor Fund;

(n) Survivor Fund will acquire at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Target Fund immediately prior to the Reorganization. For purposes of this representation, amounts paid by Target Fund to dissenters, amounts used by Target Fund to pay Target Fund’s Reorganization expenses, amounts paid by Target Fund to shareholders who receive cash or other property, and all redemptions and distributions (except redemptions in the ordinary course of Target Fund’s business as an open-end investment company pursuant to section 22(e) of the 1940 Act and regular, normal dividends) made by Target Fund immediately preceding the Reorganization will be included as assets of Target Fund held immediately prior to the Reorganization;

(o) Survivor Fund has no plan or intention to reacquire any of Survivor Fund Shares issued in the Reorganization, except in the ordinary course of its business as an open-end investment company pursuant to section 22(e) of the 1940 Act;

(p) Survivor Fund is in the same line of business as Target Fund preceding the Reorganization for purposes of Treasury Regulations section 1.368-1(d)(2). Following the Reorganization, Survivor Fund will continue such line of business or use a significant portion of Target Fund’s portfolio assets in a business, and Survivor Fund has no plan or intention to change such line of business. Survivor Fund did not enter into any line of business as part of the plan of reorganization. At the Closing, at least 33 1⁄3% of Target Fund’s portfolio assets (by fair market value) will meet the investment objectives, strategies, policies, risks and restrictions of Survivor Fund. Survivor Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks and restrictions after the Reorganization;

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(q) To the best of the knowledge of Survivor Fund’s management, (i) there is no plan or intention by Target Fund shareholders to sell, exchange, redeem, or otherwise dispose of a number of Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Target Fund shareholders’ ownership of Target Fund Shares (or equivalent Survivor Fund Shares) to a number of shares that was less than 50 percent of the number of Target Fund Shares outstanding prior to the Closing; and (ii) there is no plan or intention by any shareholder owning 5% or more of the Target Fund Shares to sell, exchange, redeem, or otherwise dispose of any Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization;

(r) There is no plan or intention for Survivor Fund or any person related (as defined in Treasury Regulations section 1.368-1(e)(4)) to Survivor Fund, to acquire or redeem any of the Survivor Fund Shares issued in the Reorganization, either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions by Survivor Fund in the ordinary course of its business as an open-end investment company pursuant to section 22(e) of the 1940 Act; and

(s) There is no intercorporate indebtedness existing between Survivor Fund and Target Fund that was issued, acquired, or will be settled at a discount.

3.3 Corporation, on behalf of each Target Fund, and Corporation, on behalf of each Survivor Fund, respectively, hereby further covenant as follows:

(a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on either Fund’s behalf, except for (1) Corporation’s filing with the Commission of a combined prospectus/information statement on Form N-14 relating to the Survivor Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus (“N-14”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b) The fair market value of the Survivor Fund Shares each Shareholder receives will be equal to the fair market value of its Target Fund Shares it actually or constructively surrenders in exchange therefor;

(c) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by Survivor Fund and those to which the Assets are subject;

(e) None of the compensation received by any Shareholder who or that is an employee of or service provider to Target Fund will be separate consideration for, or allocable to, any of the Target Fund Shares that Shareholder holds; none of the Survivor Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services; and

(f) No expenses incurred by Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by Survivor Fund, Ohio National, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Survivor Fund Shares will be transferred to Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

A-9

4. COVENANTS

4.1 Corporation covenants to take all action necessary to obtain approval of the transactions contemplated hereby.

4.2 Corporation covenants to prepare the N-14 in compliance with applicable federal and state securities laws.

4.3 Corporation covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), it deems necessary or desirable in order to vest in, and confirm to, (a) Corporation, on Survivor Fund’s behalf, title to and possession of all the Assets, and (b) Corporation, on Target Fund’s behalf, title to and possession of the Survivor Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

4.4 Corporation covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue Survivor Fund’s operations after the Effective Time.

4.5 Subject to this Agreement, Corporation covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5. CONDITIONS PRECEDENT

Each Fund’s obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties on behalf of the other Fund contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

5.1 This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Board, on behalf of each Fund;

5.2 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit Corporation to carry out the transactions contemplated hereby. The N-14 shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to Corporation’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) Corporation deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

5.3 At the Effective Time, no action, suit, or other proceeding shall be pending (or, to Corporation’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.4 Prior to the Closing, Target Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to Target Fund Shareholders all of Target Fund’s

A-10

investment company taxable income for all taxable periods ending at the Effective Time (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending at the Effective Time (after reduction for any capital loss carryforward).

5.5 At any time before the Closing, Corporation may waive any of the foregoing conditions (except those set forth in paragraphs 5.1, 5.2 and 5.4) if, in the judgment of the Board, that waiver will not have a material adverse effect on the applicable Fund’s shareholders’ interests.

6. EXPENSES

Subject to complying with the representation and warranty contained in paragraph 3.3(f), Ohio National shall bear the entirety of the total Reorganization Expenses. The Reorganization Expenses include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing Target Fund’s prospectus supplements and the N-14, and printing and distributing Survivor Fund’s prospectus and the N-14, (2) legal and accounting fees, (3) transfer taxes for foreign securities and (4) any and all incremental Blue Sky fees. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC.

7. ENTIRE AGREEMENT; NO SURVIVAL

Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund, has not made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement of Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8. TERMINATION

This Agreement may be terminated at any time at or before the Closing with respect to the applicable Reorganization by resolution of either the Board, on behalf of each Target Fund, or the Board, on behalf of the corresponding Survivor Fund, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to such Target Fund or such Survivor Fund, respectively. Any such termination resolution will be effective when made. The termination of this Agreement with respect to a Target Fund or its corresponding Survivor Fund shall not affect the continued effectiveness of this Agreement with respect to any other Target Fund or Survivor Fund, nor shall it affect the rights and obligations of any party in respect of any breach of this Agreement occurring prior to such termination.

9. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Corporation, on behalf of each Target Fund, and Corporation, on behalf of the corresponding Survivor Fund.

10. SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

A-11

11. MISCELLANEOUS

11.1 This Agreement shall be governed by and construed in accordance with Ohio Law, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between that law and the federal securities laws, the latter shall govern.

11.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than Corporation, on Survivor Fund’s behalf, or Corporation, on Target Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

11.3 Notice is hereby given that this instrument is executed and delivered on behalf of Corporation’s directors solely in their capacities as directors, and not individually, and that Corporation’s obligations under this instrument are not binding on or enforceable against any of its directors, officers, shareholders, or series other than the applicable Fund but are only binding on and enforceable against its property attributable to and held for the benefit of such applicable Fund (“Fund’s Property”) and not Corporation’s property attributable to and held for the benefit of any other series thereof. Corporation, in asserting any rights or claims under this Agreement on its or a Fund’s behalf, shall look only to the corresponding Fund’s Property in settlement of those rights or claims and not to the property of any other series of Corporation or to those directors, officers, or shareholders.

11.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

[Remainder of This Page Intentionally Left Blank]

[Signature Page to Follow]

A-12

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

OHIO NATIONAL FUND, INC., on behalf of each Target Fund listed on Schedule A

By:	Christopher A. Carlson, President

/s/ Christopher A. Carlson

OHIO NATIONAL FUND, INC., on behalf of each Survivor Fund listed on Schedule A

By:	Christopher A. Carlson, President

/s/ Christopher A. Carlson

A-13

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rates an investment in each Fund would have earned (or lost), assuming reinvestment of all dividends and distributions. The performance information provided in the Financial Statements does not include variable contract fees and expenses. If variable contract fees and expenses were included, performance would be lower. The following information for the fiscal years ended December 31 has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm. It is an integral part of the Fund’s audited financial statements included in the Fund’s Annual Report to members and incorporated by reference into the Statement of Additional Information. The following information for the six month period ended June 30, 2013 has been derived from the Fund’s semi-annual financial statements, which have not been audited. It is an integral part of the Fund’s unaudited financial statements included in the Fund’s Semi-Annual Report to members and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements.

Balanced Portfolio
	Six-Month Period Ended June 30, 2013 (Unaudited)		Years Ended December 31,
			2012	2011	2010	2009
Selected per-share data:
Net asset value, beginning of period	$15.76		$13.91	$13.87	$13.13	$10.74
Operations:
Net investment income	0.03		0.10	0.31	0.32	0.29
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and written options	1.34		1.75	(0.00)	0.70	2.39

Total from operations	1.37		1.85	0.31	1.02	2.68

Distributions:
Distributions from net investment income	—		—	(0.27)	(0.28)	(0.29)

Net asset value, end of period	$17.13		$15.76	$13.91	$13.87	$13.13

Total return	8.69	%(b)	13.30%	2.29%	7.78%	24.92%
Ratios and supplemental data:
Net assets at end of period (millions)	$125.8		$77.1	$17.1	$14.5	$13.6
Ratios to average net assets:
Expenses	0.76	%(a)	0.86%	0.94%	0.99%	1.08%
Net investment income	1.11	%(a)	1.90%	2.33%	2.48%	2.99%
Portfolio turnover rate	26%		60%	47%	56%	72%

(a)	Annualized.
(b)	Not annualized.

B-1

Income Opportunity Portfolio
	Six-Month Period Ended June 30, 2013 (Unaudited)		Years Ended December 31,
			2012	2011	2010	2009
Selected per-share data:
Net asset value, beginning of period	$12.73		$11.86	$11.99	$11.19	$9.89
Operations:
Net investment income (loss)	0.04		0.19	0.11	0.08	0.01
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and written options	1.66		0.68	(0.24)	0.72	1.29

Total from operations	1.70		0.87	(0.13)	0.80	1.30

Distributions:
Distributions from net investment income	—		—	—	—	—

Net asset value, end of period	$14.43		$12.73	$11.86	$11.99	$11.19

Total return	13.35	%(b)	7.34%	–1.08%	7.15%	13.14%
Ratios and supplemental data:
Net assets at end of period (millions)	$10.0		$9.4	$10.8	$9.6	$6.7
Ratios to average net assets:
Ratios net of expenses reduced or reimbursed by adviser:
Expenses	1.19	%(a)	1.19%	1.18%	1.27%	1.56%
Net investment income (loss)	0.44	%(a)	1.12%	1.04%	0.89%	0.40%
Ratios assuming no expenses reduced or reimbursed by adviser:
Expenses	1.19	%(a)	1.19%	1.18%	1.30%	1.56%
Net investment income (loss)	0.44	%(a)	1.12%	1.04%	0.87%	0.40%
Portfolio turnover rate	40%		53%	114%	92%	200%

(a)	Annualized.
(b)	Not annualized.

B-2

STATEMENT OF ADDITIONAL INFORMATION

[                    ], 2013

INCOME OPPORTUNITY PORTFOLIO

AND

BALANCED PORTFOLIO

each a series of Ohio National Fund, Inc.

One Financial Way

Montgomery, Ohio 45242

1-800-366-6654

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Information Statement dated [                    ], 2013 (the “Combined Prospectus/Information Statement”) for the Survivor Fund and the Target Fund, each a class (herein referred to as “series”) of Ohio National Fund, Inc. (the “Corporation”). Copies of the Combined Prospectus/Information Statement may be obtained at no charge by writing to the Ohio National Funds at One Financial Way, Montgomery, Ohio 45242 or by calling 1-800-366-6654. Unless otherwise indicated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Information Statement.

This Statement of Additional Information contains information that may be of interest to shareholders of the Target Fund relating to the Reorganization, but that is not included in the Combined Prospectus/Information Statement. As described in the Combined Prospectus/Information Statement, the Reorganization would involve the transfer of substantially all of the assets, and the assumption of the liabilities, of the Target Fund in exchange for shares of the Survivor Fund. The Target Fund would distribute the Survivor Fund shares it receives to its shareholders in complete liquidation of the Target Fund.

The Funds will furnish, without charge, a copy of their most recent Annual Report and/or Semi-Annual Report. Requests should be directed to the Ohio National Funds at One Financial Way, Montgomery, Ohio 45242 or by calling 1-800-366-6654.

1

ADDITIONAL INFORMATION ABOUT THE FUNDS	3
PRO FORMA FINANCIAL INFORMATION (UNAUDITED)	4

2

ADDITIONAL INFORMATION ABOUT THE FUNDS

Further information about each of the Survivor Fund and the Target Fund, each a series of the Corporation, is contained in and incorporated by reference to the Funds’ Statement of Additional Information dated May 1, 2013, as it may be amended and/or supplemented from time to time. Management’s discussion of fund performance, audited financial statements and related report of the independent registered public accounting firm for the Funds are contained in the Funds’ Annual Report for the fiscal year ended December 31, 2012 and are incorporated in this Statement of Additional Information by reference. No other parts of the Funds’ Annual Report are incorporated by reference in this Statement of Additional Information. Unaudited financial statements for the Funds are contained in the Funds’ Semi-Annual Report for the six-month period ended June 30, 2013 and are incorporated in this Statement of Additional Information by reference. No other parts of the Funds’ Semi-Annual Report are incorporated by reference in this Statement of Additional Information.

3

Pro Forma Financial Information

(Unaudited)

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. All pro forma information shown herein is for the Combined Fund taking into account both the Reorganization and the Concurrent Reorganization, which means the financial information for the Combined Fund reflects the inclusion of the Survivor Fund, Income Opportunity Portfolio and the U.S. Equity Portfolio. The Income Opportunity Portfolio and the U.S. Equity Portfolio are referred to herein as “Target Funds”. These pro forma numbers have been estimated in good faith based on information regarding the Target Funds and Survivor Fund as of June 30, 2013, using the fees and expenses information as shown in the Proxy Statement/Prospectus. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds and Survivor Fund, which are available in their annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1—Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Funds into the Survivor Fund pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) as if the Reorganization occurred on June 30, 2013.

Target Funds	Survivor Fund
U.S. Equity and Income Opportunity Portfolio	Balanced Portfolio

Note 2—Basis of Pro Forma

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Survivor Fund or its shareholders as a direct result of the Reorganization. The Target Funds and the Survivor Fund are all registered open-end management investment companies. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities of the Target Funds by the Survivor Fund in exchange for shares of the Survivor Fund, followed by the distribution of such shares to the Target Funds’ shareholders in complete liquidation and termination of the Target Funds. The pro forma financial information has been adjusted to reflect the assumption that each Target Fund distributes its undistributed net investment income to its shareholders prior to the Reorganization. The shareholders of the U.S. Equity Portfolio would have received 1,048,017 shares of the Survivor Fund had the Reorganization occurred on June 30, 2013. The shareholders of the Income Opportunity Portfolio would have received 582,563 shares of the Survivor Fund had the Reorganization occurred on June 30, 2013.

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes. In accordance with accounting principles generally accepted in the United States of America, for financial reporting purposes, the historical cost basis of the investments received from the Target Funds will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the Surviving Fund with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As-of Date
U.S. Equity Portfolio (Target Fund)	$17,958,347	June 30, 2013
Income Opportunity Portfolio (Target Fund)	$9,985,106	June 30, 2013
Balanced Portfolio (Survivor Fund)	$125,810,616	June 30, 2013
Balanced Portfolio (Pro Forma Combined Fund)	$153,754,069	June 30, 2013

4

Note 3—Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the Pro Forma Combined Fund financial information as if the Reorganization had taken place on June 30, 2013 using the fees and expenses information shown in the Proxy Statement/Prospectus. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Funds and Survivor Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect this information. Percentages presented below are the increase (decrease) in expenses divided by the Pro Forma Combined Fund net assets presented in Note 2. Actual results could differ from those estimates. No other significant pro forma effects are expected to result from the Reorganization.

	Fee and Expense Increase (Decrease)
Net Expense Category	Dollar Amount	Percentage
Management fees	$(29,577)	(0.02	%)(1)
Custodian fees	(1,616)	(0.00	%)(2)(3)
Professional fees	(24,582)	(0.02	%)(2)
Accounting fees	(7,075)	(0.00	%)(2)(3)
Printing and filing fees	(559)	(0.00	%)(2)(3)
Compliance expense	(27,241)	(0.02	%)(2)

Total Pro Forma Net Expense Adjustment	$(90,650)	(0.06%)

(1)	Reflects the impact of applying the Survivor Fund’s management fee rate following the Reorganization to the Combined Fund’s average net assets.
(2)	Reflects the anticipated reduction of certain duplicative expenses eliminated as a result of the Reorganization.
(3)	Rounds to less than (0.01%).

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. No significant changes to any existing contracts of the Survivor Fund are expected as a result of the Reorganization.

Note 4—Accounting Survivor

The Survivor Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition, strategies, investment objective, expense structure and policies/restrictions of the Survivor Fund.

5

Note 5—Capital Loss Carryforwards

At June 30, 2013, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. For net capital losses arising in taxable years beginning after December 22, 2010 (“post-enactment losses”), a Fund will generally be able to carry-forward such capital losses indefinitely. A Fund’s net capital losses from taxable years beginning on or prior to December 22, 2010, however, will remain subject to their current expiration dates and can be used only after the post-enactment losses. The Funds had loss carryforwards as follows:

Target Fund—U.S. Equity Portfolio
Year of Loss	Date of Expiration	Amount of Current Year Capital Loss Carryover
2008	2016	$1,759,920
2009	2017	$4,006,418

		$5,766,338

Target Fund—Income Opportunity Portfolio
Year of Loss	Date of Expiration	Amount of Current Year Capital Loss Carryover
2009	2016	$37,641
2010	2017	$140,440

		$178,081

Survivor Fund—Balanced Portfolio
Year of Loss	Date of Expiration	Amount of Current Year Capital Loss Carryover
2009	2017	$344,425

6

U.S. EQUITY PORTFOLIO

A SERIES OF OHIO NATIONAL FUND, INC.

One Financial Way

Montgomery, Ohio 45242

[                    ], 2013

Dear Contract Owner:

We wish to provide you with some important information concerning your investment. You are receiving this Combined Prospectus/Information Statement because you own an Ohio National or National Security variable annuity contract or variable life insurance policy and have contract values allocated to the U.S. Equity Portfolio. The Board of Directors (the “Board”) of Ohio National Fund, Inc. (the “Corporation”), after careful consideration, has approved the reorganization (the “Reorganization”) of the U.S. Equity Portfolio (the “Target Fund”), a class (herein referred to as “series”) of the Corporation, into the Balanced Portfolio (the “Survivor Fund”), also a series of the Corporation. The Target Fund and the Survivor Fund are sometimes each referred to separately as a “Fund”, and together as the “Funds”. The series surviving the Reorganization, the Survivor Fund, will be referred to herein as the “Combined Fund”. The Reorganization does not require your approval, and you are not being asked to vote. The attached Combined Prospectus/Information Statement contains information about the Survivor Fund and provides details about the terms and conditions of the Reorganization. On or about the same date as the Reorganization, the Income Opportunity Portfolio, a series of the Corporation, will also be reorganizing into the Survivor Fund (the “Concurrent Reorganization”). Information regarding the Concurrent Reorganization is in another Combined Prospectus/Information Statement. All pro forma information shown herein is for the Combined Fund taking into account both the Reorganization and the Concurrent Reorganization. You should review the Combined Prospectus/Information Statement carefully and retain it for future reference.

While both Funds seek capital appreciation, there are differences between the Target Fund’s and Survivor Fund’s investment objectives and principal investment strategies. The primary differences between the two investment objectives are that the Target Fund has a secondary objective of capital preservation to provide long-term growth and that the Survivor Fund seeks income in addition to capital appreciation. The primary difference between the two investment strategies is that, while both Funds invest in domestic equity securities, the Survivor Fund also invests in domestic and foreign fixed-income securities and foreign equity securities. Currently, the Funds are managed by the same sub-adviser but different portfolio managers.

We anticipate that the Reorganization will result in benefits to the shareholders of the Target Fund as discussed more fully in the Combined Prospectus/Information Statement. As a general matter, we believe that after the Reorganization, the Combined Fund will provide you with the same investment objective to seek capital appreciation (although with income as an additional objective), with generally lower gross expenses and portfolio management efficiencies.

The Board has concluded that the Reorganization is in the best interests of each of the Funds and their respective shareholders. In approving the Reorganization, the Board considered, among other things, the similarities and differences between the Funds’ investment objectives and strategies, the superior long term performance of the Survivor Fund, the expected lower expense ratio for the Combined Fund, and the terms and conditions of the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Board also considered that, because the Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies (collectively, “variable contracts”) offered by Ohio National Life and National Security, it is not anticipated that the Reorganization will have any tax consequences for owners of variable contracts.

In the Reorganization, shareholders of the Target Fund will receive common stock of the Survivor Fund with the same aggregate net asset value, as the shares of common stock of the Target Fund they currently hold, and their Target Fund shares will be redeemed. Immediately after the Reorganization, your contract values that were allocated to the Target Fund immediately prior to the closing of the Reorganization will be allocated to the Survivor Fund.

Following the Reorganization, the Target Fund will cease operations as a separate series of the Corporation. Shareholders of the Target Fund will not be assessed any sales charges, redemption fees or any other shareholder fee in connection with the Reorganization. In addition, we do not expect the Reorganization to cause the owners of variable contracts to recognize any federally taxable gains or losses.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION.

Contract values that you have allocated to the Target Fund will automatically be allocated to the Survivor Fund. If you have questions, please contact us at 1-800-366-6654.

As always, we appreciate your support.

Sincerely,

Christopher A. Carlson, President

QUESTIONS AND ANSWERS

We recommend that you read the complete Combined Prospectus/Information Statement. The following Questions and Answers provide an overview of the key features of the Reorganization and of the information contained in this Combined Prospectus/Information Statement.

Q.	What is this document and why did we send it to you?

A.	This is a Combined Prospectus/Information Statement that provides you with information about a plan of reorganization between Ohio National Fund, Inc. (the “Corporation”), on behalf of the U.S. Equity Portfolio (the “Target Fund”) and the Corporation, on behalf of the Balanced Portfolio (the “Survivor Fund”). The Target Fund and the Survivor Fund are sometimes each referred to separately as a “Fund”, and together as the “Funds.” When the reorganization (the “Reorganization”) is completed, your contract values that were allocated to the Target Fund will be allocated to the Survivor Fund, and the Target Fund will be terminated as a class (herein referred to as “series”) of the Corporation. Please refer to the Combined Prospectus/Information Statement for a detailed explanation of the Reorganization, and a more complete description of the Survivor Fund.

Shares of the Target Fund are offered only to separate accounts of Ohio National and National Security in connection with their variable annuity contracts and variable life insurance policies. You are receiving this Combined Prospectus/Information Statement because you own an Ohio National or National Security variable annuity contract or variable life insurance policy and have contract values allocated to the Target Fund as of [RECORD DATE]. The Reorganization does not require approval by you or by shareholders of either the Target or Survivor Fund, and you are not being asked to vote.

Q.	Has the Board of Directors approved the Reorganization?

A.	Yes, the Board of Directors of the Corporation (the “Board”) has approved the Reorganization. After careful consideration, the Board, including all of the Directors who are not “interested persons” of the Corporation (as defined in the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Directors”), determined that the Reorganization is in the best interests of the Target Fund’s and Survivor Fund’s shareholders and that neither Fund’s existing shareholders will be diluted as a result of the Reorganization. It is expected that the Target Fund will benefit from the possible operating efficiencies and economies of scale that may result from combining the assets of the Target Fund with the assets of the Survivor Fund.

Q.	Why is the Reorganization occurring?

A.	The Board has determined that Target Fund shareholders may benefit from an investment in the Combined Fund in the following ways:

(i)	Shareholders of the Target Fund will remain invested in an open-end fund that has greater net assets; and

(ii)	The larger net asset size of the Combined Fund is expected to result in operating efficiencies (e.g., certain fixed costs, such as legal expenses, audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the Combined Fund).

Q.	How will the Reorganization affect the shareholders and me as a contract owner?

A.

Upon the closing of the Reorganization, Target Fund shareholders will become shareholders of the Survivor Fund, and contract values that you have allocated to the Target Fund will be allocated to the Survivor Fund. With the Reorganization, all of the assets and the liabilities of the Target Fund will be combined with those

i

of the Survivor Fund. An account will be created for each shareholder that will be credited with shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Target Fund shares at the time of the Reorganization.

The number of shares a shareholder receives (and thus the number of shares allocated to a contract owner) will depend on the relative net asset values per share of the two Funds immediately prior to the Reorganization. Thus, although the aggregate net asset value in a shareholder’s account will be the same, a shareholder may receive a greater or lesser number of shares than it currently holds in the Target Fund. No physical share certificates will be issued to shareholders. As a result of the Reorganization, a Target Fund shareholder will hold a smaller percentage of ownership in the Combined Fund than such shareholder held in the Target Fund prior to the Reorganization.

Q.	Why is no shareholder action necessary?

A.	Neither a vote of the shareholders of the Target Fund nor a vote of the shareholders of the Survivor Fund is required to approve the Reorganization under Maryland general corporation law or under the Corporation’s charter. Under Rule 17a-8 of the 1940 Act, a vote of shareholders of the Target Fund is not required.

Q.	When will the Reorganization occur?

A.	The Reorganization is expected to take effect on or about [CLOSING DATE], or as soon as possible thereafter.

Q.	Who will pay for the Reorganization?

A.	The costs of the Reorganization will be borne by Ohio National Investments, Inc., each Fund’s investment adviser.

Q.	Will the Reorganization result in any federal tax liability to me?

A.	It is not anticipated that the Reorganization will result in a tax consequence to owners of variable contracts.

Q.	Can I reallocate my contract values before the Reorganization takes place?

A.	Yes. If permitted by and in accordance with applicable rules under your contract, you may transfer your contract values out of the Target Fund and into any other investment option made available by your variable annuity contract or life insurance policy.

Q.	Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A.	No. Shareholders will not pay any sales load, commission or other similar fee in connection with the Reorganization, and thus contract owners will not pay any such fee indirectly.

Q.	Are there differences in front-end sales loads or contingent deferred sales charges?

A.	No. Neither Fund has a front-end sales load or contingent deferred sales charge.

Q.	Whom do I contact for further information?

A.	You can contact your financial adviser for further information. You may also contact the Funds at 1-800-366-6654. You may also visit our website at www.ohionational.com.

Important additional information about the Reorganization is set forth in the accompanying Combined Prospectus/Information Statement. Please read it carefully.

ii

INFORMATION STATEMENT FOR

U.S. EQUITY PORTFOLIO, A SERIES OF OHIO NATIONAL FUND, INC.

ONE FINANCIAL WAY

MONTGOMERY, OHIO 45242

PROSPECTUS FOR

BALANCED PORTFOLIO, A SERIES OF OHIO NATIONAL FUND, INC.

ONE FINANCIAL WAY

MONTGOMERY, OHIO 45242

DATED [N-14 DATE], 2013

RELATING TO THE REORGANIZATION OF

U.S. EQUITY PORTFOLIO

WITH AND INTO

BALANCED PORTFOLIO

EACH A SERIES OF OHIO NATIONAL FUND, INC.

This Combined Prospectus/Information Statement is furnished to you as an owner of a variable annuity contract or variable life insurance policy (collectively, a “variable contract”) having contract values allocated to the U.S. Equity Portfolio (the “Target Fund”), a class (herein referred to as “series”) of Ohio National Fund, Inc., a Maryland corporation (the “Corporation”). As provided in the Agreement and Plan of Reorganization (the “Plan of Reorganization”), the Target Fund will be reorganized into the Balanced Portfolio (the “Survivor Fund”), also a series of the Corporation (the “Reorganization”). The Target Fund and the Survivor Fund are each referred to herein as a “Fund”, and together, the “Funds.” The Fund surviving the Reorganization, the Survivor Fund, will be referred to herein as the “Combined Fund”. On or about the same date as the Reorganization, the Income Opportunity Fund, a series of the Corporation, will also be reorganizing into the Survivor Fund (the “Concurrent Reorganization”). Information regarding the Concurrent Reorganization is in another Combined Prospectus/Information Statement. All pro forma information shown herein is for the Combined Fund taking into account both the Reorganization and the Concurrent Reorganization. The separate accounts of The Ohio National Life Insurance Company (“ONLI”), Ohio National Life Assurance Corporation (“ONLAC”, and together with ONLI, “Ohio National Life”) and National Security Life and Annuity Company (“National Security”) hold all Target Fund and Survivor Fund shares on behalf of all owners of variable contracts. For purposes of this Combined Prospectus/Information Statement, the terms “shareholder,” “you” and “your” may refer to such contract owners and to the separate accounts of Ohio National Life and National Security, unless the context otherwise requires.

The Board of Directors of the Corporation (the “Board”), on behalf of each Fund, has approved the Reorganization and has determined that the Reorganization is in the best interests of the Funds and their respective shareholders. While both Funds seek capital appreciation, there are differences between the Target Fund’s and Survivor Fund’s investment objectives and principal investment strategies. The primary differences between the two investment objectives are that the Target Fund has a secondary objective of capital preservation to provide long-term growth and that the Survivor Fund seeks income in addition to capital appreciation. The primary difference between the two investment strategies is that, while both Funds invest in domestic equity securities, the Survivor Fund also invests in domestic and foreign fixed-income securities and foreign equity securities. Currently, the Funds are managed by the same sub-adviser but different portfolio managers. For more information on each Fund’s investment strategies, see “Summary—Investment Objectives and Principal Investment Strategies” below.

At the closing of the Reorganization, the Survivor Fund will acquire substantially all of the assets and the liabilities of the Target Fund in exchange for shares of the Survivor Fund. Immediately after receiving the Survivor Fund shares, the Target Fund will distribute these shares to its shareholders in the liquidation of the

Target Fund. Target Fund shareholders will receive shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares they held immediately prior to the Reorganization. After distributing these shares, the Target Fund will be terminated as a series of the Corporation. Contract values that you have allocated to the Target Fund immediately prior to the Reorganization will be allocated to the Survivor Fund. As a result of the Reorganization a shareholder of the Target Fund will have a smaller percentage of ownership in the Combined Fund than such shareholder’s percentage of ownership in the Target Fund prior to the Reorganization.

This Combined Prospectus/Information Statement sets forth concisely the information you should know about the Reorganization of the Target Fund and constitutes an offering of the shares of the Survivor Fund issued in the Reorganization. Please read it carefully and retain it for future reference.

A Statement of Additional Information dated [                    ], 2013 (the “Reorganization SAI”), relating to this Combined Prospectus/Information Statement and the Reorganization has been filed with the Securities and Exchange Commission (the “SEC”), and is incorporated by reference into (legally considered to be part of) this Combined Prospectus/Information Statement. A copy of the Reorganization SAI is available upon request and without charge by contacting the Funds toll free at 1-800-366-6654.

In addition, the following documents each have been filed with the Securities and Exchange Commission (the “SEC”), and are incorporated herein by reference:

•	the Prospectus related to the Target Fund, dated May 1, 2013;

•	the Statement of Additional Information related to the Target Fund and Survivor Fund, dated May 1, 2013;

•	the Annual Report to shareholders of Ohio National Fund, Inc. relating to the Target Fund for the fiscal year ended December 31, 2012, which has previously been sent to shareholders of the Target Fund; and

•	the Semi-Annual Report to shareholders of Ohio National Fund, Inc. relating to the Target Fund for the fiscal period ended June 30, 2013, which has previously been sent to shareholders of the Target Fund.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

The Reorganization SAI, as well as the Funds’ Prospectus, Statement of Additional Information and their annual and semi-annual reports, are available upon request and without charge by writing to the Funds at One Financial Way, Montgomery, Ohio 45242 or by calling toll-free at 1-800-366-6654. They are also available, free of charge, at the Funds’ website at www.ohionational.com. Information about the Funds can also be reviewed and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549-0102. Call 1-202-551-8090 for information on the operation of the public reference room. This information is also accessible via the Edgar database on the SEC’s internet site at www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

THIS COMBINED PROSPECTUS/INFORMATION STATEMENT IS EXPECTED TO BE SENT TO SHAREHOLDERS ON OR ABOUT [N-14 DATE].

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION NOT CONTAINED IN THIS COMBINED PROSPECTUS/INFORMATION STATEMENT AND, IF SO GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS COMBINED PROSPECTUS/INFORMATION STATEMENT DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

NEITHER THE SEC NOR ANY STATE REGULATOR HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Information Statement and is qualified in its entirety by references to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Information Statement carefully.

The Corporation, organized under the laws of the state of Maryland, is an open-end management investment company registered with the SEC. The Target Fund and Survivor Fund are organized as separate classes (herein referred to as “series”) of the Corporation. The investment objectives of the Target Fund are capital appreciation with a secondary objective of capital preservation to provide long-term growth, and the investment objectives of the Survivor Fund are capital appreciation and income.

Ohio National Investments, Inc. (“Ohio National”) is the investment adviser for the Funds and will serve as the investment adviser for the Combined Fund. The Funds are managed by the Funds’ sub-adviser, ICON Advisers, Inc. (“ICON”). Craig Callahan, ICON’s Founder, President and Chairman of the Investment Committee, has been the portfolio manager of the Target Fund since 2011 and is responsible for the day-to-day management of the Target Fund’s assets. Robert Straus, Portfolio Manager at ICON, has been a portfolio manager of the Survivor Fund since 2012 and is responsible for the day-to-day management of the Survivor Fund’s assets along with Zach Jonson, Portfolio Manager at ICON, who has been a portfolio manager of the Survivor Fund since 2011. Mr. Straus and Mr. Jonson are expected to continue the day-to-day management of the Combined Fund following the Reorganization.

Shares of the Funds are offered only to separate accounts of Ohio National Life and National Security in connection with their variable annuity contracts and variable life insurance policies (collectively, “variable contracts”).

The Reorganization.

The Proposed Reorganization. The Board, including the Directors who are not “interested persons” of the Corporation (as defined in the 1940 Act) (the “Independent Directors”), on behalf of each of the Target Fund and the Survivor Fund, has approved the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Plan of Reorganization provides for:

•	the transfer of substantially all of the assets and the liabilities of the Target Fund to the Survivor Fund in exchange for shares of the Survivor Fund;

•	the distribution of such shares to the Target Fund’s shareholders; and

•	the termination of the Target Fund as a separate series of the Corporation.

When the proposed Reorganization is completed, the Survivor Fund will acquire substantially all of the assets and liabilities of the Target Fund, and shareholders of the Target Fund will receive shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares that the shareholders own immediately prior to the Reorganization.

Background and Reasons for the Proposed Reorganization. The Reorganization has been proposed because Ohio National believes that it is no longer feasible to manage the Target Fund as a separate series of the Corporation. The Target Fund is a redundant product offering with limited growth potential. The assets of the Target Fund have been decreasing over time and the prospects for additional growth of the Fund are small. The Survivor Fund has the same sub-adviser as the Target Fund, which uses similar principal investment strategies to manage the equity portion of the Survivor Fund’s portfolio. The Survivor Fund allocates a portion of its portfolio to fixed income securities, and this allocation historically has provided less overall volatility. Following the Reorganization, the Combined Fund shareholders are projected to have a generally lower gross annual operating expense ratio because certain fixed costs, such as legal expenses, audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total operating expenses borne by the shareholders. As a result, Ohio National believes Target Fund shareholders would benefit from becoming shareholders of the Survivor Fund.

In approving the Plan of Reorganization, the Board, on behalf of the Target Fund, including the Independent Directors, determined that the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund shareholders will not be diluted as a result of the Reorganization. Before reaching this conclusion, the Board engaged in a thorough review process relating to the proposed Reorganization. The Board approved the Reorganization at a meeting held on August 15, 2013.

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•	After the Reorganization, shareholders will be invested in a Combined Fund that invests a substantial portion of its portfolio in equity securities selected by the same sub-adviser using similar principal investment strategies, while also allocating a portion of its portfolio to fixed income securities. This allocation to fixed income securities historically has provided less overall volatility, and would be expected to do so in the future (The Board noted that if a shareholder desires an all-equity strategy, there are other series in the Corporation available that have provided superior performance.);

•	The Survivor Fund outperformed the Target Fund by 475 basis points in average annual total return for the 5 year period ended June 30, 2013, and did so with less volatility, (although the Survivor Fund underperformed by 814 basis points for the 1 year period and 512 basis points for the 3 year period, the Directors noted that this performance is included in the 5 year performance and emphasized that they are more focused on longer term performance, and the lower volatility);

•	The Combined Fund (including the Income Opportunity Portfolio, which also is being merged into the Survivor Fund) resulting from the completion of the Reorganization is expected to achieve certain operating efficiencies from its larger net asset size;

•	The Combined Fund (including the Income Opportunity Portfolio), as a result of economies of scale, is expected to have a lower ratio of expenses to average net assets than that of the Target Fund prior to the Reorganization;

•	The Reorganization is not expected to result in any tax consequence to the owners of variable contacts;

•	The Funds and their shareholders will not bear any of the costs of the Reorganization; and

•	The Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund shares.

The Board, including all of the Independent Directors, concluded, based upon the factors and determinations summarized above, that completion of the Reorganization is advisable and in the best interests of the shareholders of each Fund, and that the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization. The determinations on behalf of each Fund were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Neither a vote of the shareholders of the Target Fund nor a vote of the shareholders of the Survivor Fund is required to approve the Reorganization under Maryland general corporation law or under the Corporation’s charter.

In addition, under Rule 17a-8 under the 1940 Act, a vote of the shareholders of the Target Fund is not required if as a result of the Reorganization: (i) there is no policy of the Target Fund that under Section 13 of the 1940 Act could not be changed without a vote of a majority of its outstanding voting securities that is materially different from a policy of the Survivor Fund; (ii) the Survivor Fund’s advisory contract is not materially different from that of the Target Fund; (iii) the Independent Directors of the Target Fund who were elected by its shareholders will comprise a majority of the Independent Directors of the Board overseeing the Survivor Fund;

and (iv) after the Reorganization, the Survivor Fund will not be authorized to pay fees under a 12b-1 plan that are greater than fees authorized to be paid by the Target Fund under such a plan. The Reorganization meets all of these conditions, and, therefore, a vote of shareholders is not required under the 1940 Act.

Investment Objectives and Principal Investment Strategies

While both Funds seek capital appreciation, there are differences between the Target Fund’s and Survivor Fund’s investment objectives and principal investment strategies. The Combined Fund’s investment objective and principal investment strategies will be those of the Survivor Fund. See “Comparison of the Target Fund and the Survivor Fund—Comparison of Investment Objectives and Principal Investment Strategies” below.

The investment objective of the Target Fund is capital appreciation with a secondary objective of capital preservation to provide long-term growth, and the investment objective of the Survivor Fund is capital appreciation and income. Both Funds normally invest in domestic equity securities. The primary difference between the two investment strategies is that, while both Funds invest in domestic equity securities, the Survivor Fund also invests in domestic and foreign fixed-income securities and foreign equity securities. Currently, the Funds are managed by the same sub-adviser but different portfolio managers.

For information on risks, see “Comparison of the Target Fund and Survivor Fund—Risks of the Funds”, below. The fundamental investment policies applicable to each Fund are identical.

Fees and Expenses

As an investor, shareholders pay fees and expenses to buy and hold shares of the Fund. Shareholders may pay shareholder fees directly when they buy or sell shares. Shareholders pay annual fund operating expenses indirectly because they are deducted from Fund assets.

The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding shares of the Fund. These tables do not reflect fees or expenses that may be charged in connection with variable contracts issued by Ohio National Life and National Security that offer each Fund as an underlying investment option. If such charges were included, the following fees and expenses would be higher. The pro forma columns show expenses of the Combined Fund as if the Reorganization had occurred on the last day of the Fund’s fiscal year ended December 31, 2012. All pro forma information shown herein is for the Combined Fund taking into account both the Reorganization and the Concurrent Reorganization, which means the expenses for the Combined Fund reflect the inclusion of the assets of the Survivor Fund, the Target Fund and the Income Opportunity Portfolio. The Annual Fund Operating Expenses table and Example tables shown below are based on actual expenses incurred during each Fund’s fiscal year ended December 31, 2012. Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Target Fund	Survivor Fund	Pro Forma Combined Fund (Target Fund, Income Opportunity Portfolio and Survivor Fund)
Management Fees	0.75%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	None	None
Other expenses	0.27%	0.22%	0.16%

Total Annual Fund Operating Expenses	1.02%	0.87%	0.81%

EXAMPLES

This Example is intended to help you compare the cost of investing your variable contract assets in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Target Fund	$104	$325	$563	$1,248
Survivor Fund	$89	$278	$482	$1,073
Pro Forma—Combined Fund (Target Fund, Income Opportunity Portfolio and Survivor Fund)	$83	$259	$450	$1,002

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Target Fund’s portfolio turnover rate was 53% of the average value of its portfolio, and the Survivor Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Federal Tax Consequences

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by Ohio National Life and National Security. As a result, provided that the variable contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code or annuity contracts under Section 72 of the Internal Revenue Code, it is expected that the Reorganization will not be a taxable event for owners of variable contracts, regardless of the tax status of the Reorganization, and any dividend declared as described below will not be taxable to owners of variable contracts.

It is expected that the Reorganization itself will be a tax-free reorganization under Section 368(a) of the Internal Revenue Code. Accordingly, no gain or loss is expected to be recognized by the Funds or the insurance company separate accounts that hold shares of the Funds as a direct result of the Reorganization. However, because the Reorganization will cause the Target Fund’s tax year to end on a date earlier than the last day of its normal tax year, the Reorganization may accelerate distributions from the Target Fund to the insurance company separate accounts as shareholders of the Target Fund. In particular, the Target Fund will recognize net gains or losses on the sales of any securities (net of any available capital loss carryforwards) in the period ending on the closing date, and, on or before that date, the Target Fund must declare a dividend paying out any such net gains, together with any other undistributed income or gains, to the insurance company separate accounts as shareholders of the Target Fund. Also, to the extent that the Target Fund holds any securities that are marked to market in connection with the Reorganization, it will recognize and be required to pay out any net gain from such securities. The insurance company separate accounts, as shareholders, and the owners of variable contracts, are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization.

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract.

Purchase, Exchange, Redemption, Transfer and Valuation of Shares

The policies of the Target Fund and the Survivor Fund regarding the purchase, redemption, exchange, transfer and valuation of shares are identical. Please see “Comparison of the Target Fund and Survivor Fund—Distribution and Shareholder Servicing Arrangements” and “—Purchase, Exchange, Redemption, Transfer and Valuation of Shares” below for information regarding the purchase, exchange, redemption, transfer and valuation of shares.

Principal Investment Risks

The Funds have several principal risks in common: market risk, sector risk, smaller capitalization company risk, value strategy risk and issuer risk. However, because of its other investments, the Survivor Fund also has options risk, derivatives risk, leverage risk, exchange-traded funds risk, foreign investments risk, correlation risk, credit risk, interest rate risk, convertible securities risk, lower-rated debt securities risk, liquidity risk, call risk and prepayment risk. More information on each of these types of investment risk can be found under “Comparison of the Target Fund and Survivor Fund—Risks of the Funds” below.

COMPARISON OF THE TARGET FUND AND SURVIVOR FUND

Investment Objectives and Principal Investment Strategies

Target Fund. The investment objective of the Target Fund is to seek capital appreciation with a secondary objective of capital preservation to provide long-term growth.

Under normal circumstances, the Portfolio normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in the United States. Equity securities in which the Portfolio may invest may be issued by companies of any market capitalization (including small- and mid-cap companies) and may include both common stocks and preferred stocks. The Portfolio’s positions may also include equity securities of foreign issuers that are traded in U.S. markets. This Portfolio is managed by ICON under a sub-advisory agreement with Ohio National.

The Target Fund seeks to achieve its investment objectives through a disciplined, objective, non-emotional methodology to identify sectors and industries that ICON’s methodology suggests are under-priced relative to its calculation of intrinsic value. Investments in industries ICON believes to be over-priced relative to current intrinsic value are sold and replaced by investments in industries ICON believes are under-priced relative to intrinsic value. In addition to identifying industries over- or under-priced relative to the broad market, ICON generally considers an industry’s relative strength. In general, relative strength is a measure of the performance of an industry in relation to the performance of the broader market over a specified period of time.

Survivor Fund. The investment objective of the Survivor Fund is to seek capital appreciation and income.

The Survivor Fund invests in a balanced portfolio of U.S. and foreign common stocks, government securities, and a variety of fixed-income obligations. Under normal circumstances, the Survivor Fund invests up to 75% of its total assets in equity securities of domestic and foreign companies of any market capitalization, including common and preferred stocks, securities issued by dividend-paying companies, and convertible preferred securities, as well as American Depositary Receipts (ADRs). To manage the risk of holding equity securities, or for investment purposes, the Survivor Fund may write call options or purchase puts on the securities in the Survivor Fund or indexes. The Survivor Fund also may purchase exchange traded funds (ETFs). Under normal circumstances, the Survivor Fund will maintain a minimum of 25% of its total assets in fixed-income securities although there is no maximum limit on the amount of debt securities in which the Survivor Fund may invest. The debt securities in which the Survivor Fund invests are generally investment grade, although the Survivor Fund may invest up to 10% of its total assets in lower-rated securities, which are also called junk bonds. The Survivor Fund may invest up to 25% of its total assets in foreign securities. The Survivor Fund is managed by ICON under a sub-advisory agreement with Ohio National.

The Survivor Fund seeks to achieve its investment objective through a disciplined, objective, non-emotional methodology to identify sectors and industries that ICON’s methodology suggests are under-priced relative to its calculation of intrinsic value. Investments in industries ICON believes to be over-priced relative to current intrinsic value are sold and replaced by investments in industries ICON believes are under-priced relative to intrinsic value. In addition to identifying industries over- or under-priced relative to the broad market, ICON generally considers an industry’s relative strength. In general, relative strength is a measure of the performance of an industry in relation to the performance of the broader market over a specified period of time.

Combined Fund. The Combined Fund’s investment objective and principal investment strategies will be those of the Survivor Fund.

Comparison of Investment Objectives and Principal Investment Strategies

While both Funds seek capital appreciation, there are differences between the Target Fund’s and Survivor Fund’s investment objectives and principal investment strategies. The investment objectives of the Target Fund are capital appreciation with a secondary objective of capital preservation to provide long-term growth, and the investment objectives of the Survivor Fund are capital appreciation and income. Both Funds normally invest in domestic equity securities. The primary difference between the two investment strategies is that, while both Funds invest in domestic equity securities, the Survivor Fund also invests in domestic and foreign fixed-income securities and foreign equity securities. The table below compares the investment objectives and principal investment strategies of the two Funds:

Target Fund	Survivor Fund
Principal Investment Objective	Principal Investment Objective

The Fund seeks capital appreciation with a secondary objective of capital preservation to provide long-term growth.	The Fund seeks capital appreciation and income.

Principal Investment Strategies	Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in the United States.

Equity securities the Fund may invest in include common stocks and preferred stocks of companies of any market capitalization.

The Fund invests in a balanced portfolio of U.S. and foreign common stocks, government securities, and a variety of fixed-income obligations. Under normal circumstances, the Fund invests up to 75% of its total assets in equity securities of domestic and foreign companies of any market capitalization, including common and preferred stocks, securities issued by dividend-paying companies, and convertible preferred securities, as well as American Depositary Receipts (ADRs).

Does not use this strategy	Under normal circumstances, the Fund will maintain a minimum of 25% of its total assets in fixed-income securities although there is no maximum limit on the amount of debt securities in which the Fund may invest. The debt securities in which the Fund invests are generally investment grade, although the Fund may invest up to 10% of its total assets in lower-rated securities, which are also called junk bonds.

The Target Fund’s positions may also include equity securities of foreign issuers traded in the United States.	The Fund may invest up to 25% of its total assets in foreign securities.

Does not use this strategy	To manage the risk of holding equity securities, or for investment purposes, the Fund may write call options or purchase puts on the securities in the Fund or indexes.

Does not use this strategy	The Fund also may purchase exchange traded funds (ETFs).

Target Fund	Survivor Fund

The Fund seeks to achieve its investment objectives through a disciplined, objective, non-emotional methodology to identify sectors and industries that ICON’s methodology suggests are under-priced relative to its calculation of intrinsic value. Investments in industries ICON believes to be over-priced relative to current intrinsic value are sold and replaced by investments in industries ICON believes are under-priced relative to intrinsic value. In addition to identifying industries over- or under-priced relative to the broad market, ICON generally considers an industry’s relative strength. In general, relative strength is a measure of the performance of an industry in relation to the performance of the broader market over a specified period of time.	Same as Target Fund

Fundamental Investment Policies

The fundamental investment policies of the Target Fund and Survivor Fund are identical and cannot be changed without shareholder approval. Each Fund:

1. Will not invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or repurchase agreements secured thereby.

2. Will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions.

3. Will not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act or unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments, including derivatives related to physical commodities; or purchasing or selling securities or other instruments backed by commodities; or purchasing or selling securities of companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

4. Will not underwrite securities of other issuers, except to the extent that a Fund may be deemed an underwriter under the Securities Act of 1933 by virtue of disposing of portfolio securities or when selling its own shares.

5. Will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation also does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate, including real estate investment trusts.

6. Will not make loans to others, except (a) through the purchase of debt securities, (b) by investing in repurchase agreements and (c) by loaning portfolio securities.

7. Will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

The Combined Fund will have the same fundamental investment policies.

Risks of the Funds

The following are the principal risks involved in an investment in both Funds:

Market Risk—A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security’s price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If a portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Sector Risk—A certain sector may not perform as well as companies in other sectors or the market as a whole. When a portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Smaller Capitalization Company Risk—Smaller capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Smaller companies are also sometimes more subject to failure.

Issuer Risk—The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Value Strategy Risk—Because the portfolio manager is assessing intrinsic value of companies, his assessment of value may be incorrect and the securities may be appropriately priced by the market. In such cases the expected return for such securities may be lower than expected.

In addition to the risks for both Funds above, the Survivor Fund has the following additional principal risks involved in an investment in the Survivor Fund:

Options Risk—Risks specific to investments in call options include limited gains and lack of liquidity. By selling a call option, the Fund may forego the opportunity to participate in price increases for the underlying equities above the exercise price, while still bearing the risk of a decline in the value of the underlying equities or index. Although the Fund will receive a premium for writing the call option, the price the Fund realizes from the sale of the equities or the exposure to the underlying index upon exercise of the option could be substantially below their prevailing market price.

There may not be a liquid market for written options. If the Fund cannot locate a purchaser for the option transaction, the Fund will be unable to sell the underlying equities until the option expires or is exercised. The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund will generally hold the equities underlying a call option or exposure to the index underlying the option, the Fund may be less likely to sell the stocks it is holding to take advantage of new investment opportunities.

The Fund collects a premium from the option purchaser on each of the call options the Fund writes. Such premiums are additional income to the Fund. The amount of those premiums may decrease if interest rates decline, or if the market prices of the underlying equities or indices on which the call options are written become less volatile.

If the market price of the underlying equity securities or indices do not exceed the exercise price, the call option will expire without being exercised. The Fund will then keep the premium. At that point, the Fund may either continue to hold the underlying equity security, in which case it may write new call options on it, or the Fund may sell the equities.

Derivatives Risk—Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Fund. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index and the Fund could lose more than the principal amount invested. In addition to investing in derivatives to implement its strategy, the Fund may also use derivative instruments for hedging purposes, in an attempt to reduce the risk of loss from falling stock prices or lower foreign currency valuations, increased interest rates or other adverse market developments. There can be no assurance that a hedging technique will work as intended. Fund performance may be diminished by the added cost of the derivative instrument.

Leverage Risk—Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Exchange-Traded Funds Risk—An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). Investing in an ETF may incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment.

Foreign Investments Risk—Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.

Correlation Risk—The effectiveness of the Fund’s index option-based strategy may be reduced if the performance of the Fund’s equity portfolio does not correlate to that of the index underlying its options positions.

Credit Risk—The Fund may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Fund’s income and the market value of the security.

Interest Rate Risk—Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

Convertible Securities Risk—In addition to being subject to the risks of investing in common stock, the value of convertible securities can be adversely affected by fixed income market forces such as interest rate risk, credit risk, call risk and prepayment risk.

Lower-Rated Debt Securities—Bonds rated below investment grade (also called “junk bonds”) are subject to greater levels of credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Liquidity Risk—The Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Call Risk—During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Prepayment Risk—The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Performance History

The accompanying bar chart and table provide some indication of the risks of investing in the Funds. They show changes in each Fund’s performance for each year since inception and each Fund’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index. Each Fund’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.

Target Fund

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 18.87%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -28.74%. That was for the quarter ended on December 31, 2008.

Average Annual Total Returns As of December 31, 2012	1 Year	5 Years	Since 5/1/04
U.S. Equity Portfolio	14.61%	-5.18%	2.04%
S&P® Composite 1500 Index	16.17%	2.07%	5.47%

Survivor Fund

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 13.89%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -14.56%. That was for the quarter ended on December 31, 2008.

Average Annual Total Returns As of December 31, 2012	1 Year	5 Years	Since 5/1/04
Balanced Portfolio	13.30%	2.66%	6.30%
S&P® Composite 1500 Index	16.17%	2.07%	5.47%
60% S&P® Composite 1500 Index/ 40% Barclays Capital U.S. Universal Index	11.95%	4.14%	5.89%

The accounting survivor of the Reorganization will be the Survivor Fund. As such, the Combined Fund will continue the performance history of the Survivor Fund after the closing of the Reorganization.

Description of Benchmark Indices Used by the Funds

The S&P® Composite 1500 Index is a broad-based capitalization-weighted Index of 1500 U.S. Companies and is comprised of the S&P 400, S&P 500, and the S&P 600. The index was developed with a base value of 100 as of December 30, 1994.

The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the Commercial Mortgage-Backed Securities (CMBS) Index and the CMBS High-Yield Index. All securities in this market value weighted index have at least one year remaining to maturity and meet certain minimum issue size criteria.

Management of the Funds

Adviser

Ohio National is a wholly-owned subsidiary of ONLI. Ohio National uses ONLI’s investment personnel and administrative systems. That is to say the personnel of Ohio National are employees of ONLI who provide investment services to Ohio National. Ohio National has no employees of its own. It is located at One Financial Way, Montgomery, Ohio 45242.

ONLI provides its investment personnel, systems and related services to Ohio National at cost. This is done under a service agreement among ONLI, Ohio National and the Corporation, on behalf of the Funds. These services are paid for by Ohio National, not the Funds. Ohio National provides portfolio management, investment advice and administrative services to the Funds. This is done under an investment advisory agreement.

As compensation for its services to the Funds, Ohio National receives monthly fees from the Funds at annual rates on the basis of each Fund’s average daily net assets during the month for which the fees are paid. The fee schedule for the Funds is set forth below. In 2012, the Target Fund paid Ohio National at an effective annualized rate of 0.75% on its average daily net assets and the Survivor Fund paid Ohio National at an effective annualized rate of 0.65% on its average daily net assets. The fee rate of the Combined Fund will be that of the Survivor Fund following the Reorganization.

Advisory Fee Schedule
Target Fund	Survivor Fund	Combined Fund
0.75% of first $200 million	0.65% of first $200 million	0.65% of first $200 million
0.70% of next $300 million	0.60% of next $300 million	0.60% of next $300 million
0.65% over $500 million	0.55% over $500 million	0.55% over $500 million

A discussion regarding the basis for the Board of Directors approving the advisory agreement is made available in each Fund’s Annual Report. Details of the approval are discussed in the Annual Report following the approval.

Sub-Adviser

Ohio National selects sub-advisers for the Funds, subject to the approval of the Board of Directors, including a majority of those directors who are not otherwise affiliated with the Corporation or Ohio National (the “Independent Directors”).

A discussion regarding the basis for the Board of Directors approving the sub-advisory agreement with ICON is available in each Fund’s Annual Report. Details of the approval are discussed in the Annual Report following the approval.

The Securities and Exchange Commission has issued an order to the Corporation and Ohio National permitting Ohio National, subject to the Board’s oversight and approval, to enter into, materially amend and terminate sub-advisory agreements (other than sub-advisory agreements with affiliated sub-advisers) without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about that sub-adviser within 90 days of the change.

Ohio National monitors the compliance of ICON with the investment objectives and policies of the applicable Fund. Ohio National reviews the performance of ICON to assure continuing quality of performance. At least once each calendar quarter, Ohio National reports to the Board regarding the performance and compliance of ICON.

As compensation for sub-advisory services, Ohio National pays fees to ICON. These fees are paid from Ohio National’s assets and do not affect the Funds’ expenses. The sub-advisory fees are calculated as a percentage of the Fund assets managed by ICON. In 2012, Ohio National paid ICON at an effective annualized rate of 0.50% on the Target Fund’s average daily net assets and paid ICON at an effective annualized rate of 0.40% on the Survivor Fund’s average daily net assets.

Portfolio Managers

ICON has managed the Target Fund and Survivor Fund since their inception in May 2004. ICON is located at 5299 DTC Boulevard, Suite 1200, Greenwood Village, Colorado 80111. Prior to 2004, ICON was called

Meridian Investment Management Company (“Meridian”). ICON and its predecessor company have operated as investment advisers since 1986. ICON also serves as investment adviser or sub-adviser to a number of other mutual funds, investment advisers, pension and profit sharing plans, public retirement systems and private accounts.

The Target Fund is managed by Craig Callahan. Mr. Callahan is the company Founder, President and Chairman of ICON’s Investment Committee. Mr. Callahan received his doctorate of business administration in finance and statistics from Kent State University in 1979 and a Bachelor of Science degree from The Ohio State University in 1973. From 1986 to 2005, he served as ICON’s Chief Investment Officer.

The Survivor Fund is co-managed by Robert Straus and Zach Jonson. Mr. Straus was previously employed by ICON as its Head Trader from 1996 to 1999 and rejoined ICON in 2001 as a Portfolio Manager. In 2003, he was named a senior member of the Investment Committee. Mr. Straus earned a master’s degree in business administration from the University of Denver and bachelor of arts degree in journalism from New York University. He has earned the right to use the Chartered Financial Analyst designation and is a Chartered Market Technician. Prior to joining ICON, Mr. Straus was a senior equity trader with Charles Schwab & Co., Inc. in 2000 and a partner with Integral Asset Management LLC from 1999 to 2000.

Mr. Jonson is a member of ICON’s Investment Committee. Mr. Jonson joined ICON in 2003 in Commissions and in 2004 became a Reconciliation and Performance Specialist. He became a Research Analyst in 2006 and became a Portfolio Manager in 2007. Mr. Jonson received a B.A. in Economics from the University of Colorado and an MBA from the University of Denver. Mr. Jonson is also a CFA Level 2 Candidate.

Other Service Providers

The Funds use the same service providers. U.S. Bancorp Fund Services, LLC is each Fund’s accounting agent. U.S. Bank, N.A. is each Fund’s custodian. Information about the Funds’ accounting agent and custodian can be found in the Funds’ Statement of Additional Information under “Fund History”. The Funds pay fees to the accounting agent and also reimburse the accounting agent for out-of-pocket expenses, subject to certain limitations, that are incurred by the accounting agent in performing its accounting agent duties under its agreement with the Funds.

Combined Fund. Following the Reorganization, the Funds’ current service providers will serve the Combined Fund.

Purchase And Redemption Of Fund Shares

Shares of the Funds are offered only to separate accounts of Ohio National Life and National Security in connection with their variable annuities and variable life insurance contracts. You may select Funds as described in your variable contract prospectus. The value of your variable benefits will vary with the investment experience of the Funds you select.

The net asset value of each Fund is computed by dividing the total market value of the securities held by that Fund, plus any cash or other assets less all liabilities of the Fund, by the number of shares outstanding for that Fund. The Fund’s assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the market in which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. The effect of using such alternative methods for determining fair value is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but by another method the Board of Directors believes reflects their fair value. This is intended to assure that a Fund’s net asset value fairly reflects security values as of the time of pricing.

The separate accounts of Ohio National Life and National Security purchase and redeem Fund shares at their net asset value next computed, with no sales or redemption charges. The net asset value of a Fund’s shares is determined as of 4:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted trading. However, net asset value may be calculated earlier if trading on that exchange is restricted or as permitted by the SEC. If a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when Fund shares cannot be purchased or redeemed.

Frequent Purchases And Redemption Of Fund Shares

The Corporation, Ohio National Life and National Security discourage excessive trading and market timing of Fund shares within variable contracts. Excessive trading into and out of the Funds can disrupt Fund investment strategies and increase a Fund’s operating expenses. In addition, excessive trading can lower overall Fund performance for long term investors, prevent portfolio managers from taking timely advantage of investment opportunities, and create liquidity risks for the Funds. Certain series of the corporation may be more susceptible to attempted market timing and excessive trading. Typically, Funds holding securities priced on foreign exchanges are subject to attempts to take advantage of time-zone arbitrage. However, the Corporation has a fair value pricing policy that seeks to eliminate the pricing inefficiencies market timers and excessive traders attempt to exploit. The Funds are not designed to accommodate excessive trading practices. The Corporation, Ohio National Life and National Security reserve the right, in their sole discretion, to restrict, or cancel purchase and exchange orders which they believe represent excessive or disruptive trading and will contact you the next business day by telephone to inform you that your requested transaction has been restricted or otherwise not honored by the insurance company. If they are unable to contact you by telephone, they will contact you or your registered representative in writing to inform you of the restricted transaction. Listed below are some, but not necessarily all, of the steps they may take to discourage excessive trading and market timing. The Board of Directors has adopted these policies and procedures with respect to frequent purchases and redemptions.

The first time the contract owner is determined to have traded excessively, Ohio National Life or National Security will notify the contract owner in writing that his or her variable contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, Ohio National Life or National Security will suspend all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the variable contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge applicable to the insurance contract.

Either Ohio National Life or National Security may, in its sole discretion, take any contract off of the list of monitored contracts, or restore suspended transfer privileges if it determines that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of the policies related to excessive trading and market timing as described in this Section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the Funds. Therefore, contracts may be placed on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits.

Some of the factors that may be considered when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the Funds involved in the transfer;

•	The investment objectives of the particular Funds involved in the transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

The various contracts issued by Ohio National Life and National Security provide a transfer privilege among all of the products’ investment options, including the Funds. Such transfer privileges may involve a number of free transfers and/or a transfer fee per transfer. See your product prospectus for more information on transfer fees.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if Ohio National Life, National Security or the Corporation believes that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Corporation, Ohio National Life or National Security will be able to identify such contract owners or curtail their trading practices. However, the Funds are not designed to accommodate frequent purchase or redemption requests. The ability of Ohio National Life and National Security and the ability of the Corporation to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the Corporation receives orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the Corporation may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If the Company, Ohio National Life and National Security are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

The Corporation may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than are currently adopted by Ohio National Life, National Security or the Corporation.

Dividends, Distributions And Taxes

Each Fund seeks to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Corporation’s policy to comply with the provisions of the Code regarding distribution of investment income and net realized capital gains so that the Funds will not be subject to federal income tax. Each year each Fund distributes to its shareholders substantially all of its net investment income and net realized capital gains (if any). Dividends and distributions are reinvested in additional Fund shares (at net asset value without a sales charge).

The tax treatment of payments made from a variable contract is described in the contract’s prospectus. Generally, contract owners are not taxed on income or gains realized within their contract until they receive payments from the contract. Income distributions from those contracts are taxed at ordinary income tax rates. Any distributions made to an owner younger than 59 1/2 may also be subject to a 10% penalty tax.

Ask your tax adviser for more information on your tax situation. The Statement of Additional Information also has more information regarding the tax status of the Funds.

FINANCIAL HIGHLIGHTS

The fiscal year end of the Funds is December 31. The financial highlights of the Target Fund and the Survivor Fund are included with this Combined Prospectus/Information Statement at Exhibit B.

The financial highlights of the Target Fund and the Survivor Fund are also contained in: (i) the Annual Report to shareholders of Ohio National Fund, Inc. relating to the Target Fund and Survivor Fund for the fiscal year ended December 31, 2012, which have been audited by KPMG LLP, the Funds’ registered independent public accounting firm, and (ii) the Semi-Annual Report to shareholders of Ohio National Fund, Inc. relating to the Target Fund and Survivor Fund for the six months ended June 30, 2013, which are unaudited. The Annual Report and Semi-Annual Report, which have previously been sent to shareholders, are available on request and without charge by writing to the Funds at One Financial Way, Montgomery, Ohio 45242, and, with respect to the Target Fund and Survivor Fund, are incorporated by reference into this Combined Prospectus/Information Statement.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the Plan of Reorganization found in Exhibit A.

The Plan of Reorganization provides that substantially all of the assets and liabilities of the Target Fund will be transferred to the Survivor Fund in exchange for shares of the Survivor Fund. The shares of the Survivor Fund issued to the Target Fund will have an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on the Closing Date (as defined in Exhibit A) of the Reorganization (the “Valuation Time”). Upon receipt by the Target Fund of the shares of the Survivor Fund, the Target Fund will distribute Survivor Fund shares to its shareholders and will be terminated as a series of the Corporation.

The distribution of the Survivor Fund shares to the Target Fund shareholders will be accomplished by opening new accounts on the books of the Survivor Fund in the names of the Target Fund shareholders and transferring to those shareholder accounts the shares of the Survivor Fund. Such newly-opened accounts on the books of Survivor Fund will represent the respective pro rata number of shares of the Survivor Fund that the Target Fund is to receive under the terms of the Plan of Reorganization. See “Terms of the Reorganization” below.

Accordingly, as a result of the Reorganization, each Target Fund shareholder will own shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that the shareholder owned immediately prior to the Reorganization.

No sales charge or fee of any kind will be assessed to the Target Fund shareholders in connection with their receipt of shares of the Survivor Fund in the Reorganization.

Terms of the Reorganization

Pursuant to the Plan of Reorganization, on the Closing Date, the Target Fund will transfer to the Survivor Fund substantially all of its assets and liabilities in exchange solely for shares of the Survivor Fund. The aggregate net asset value of the shares issued by the Survivor Fund will be equal to the value of the assets of the Target Fund transferred to the Survivor Fund as of the Closing Date, as determined in accordance with the Survivor Fund’s valuation procedures, net of the liabilities of the Target Fund assumed by the Survivor Fund. The Target Fund expects to distribute the shares of the Survivor Fund to its shareholders promptly after the Closing Date. Thereafter, the Target Fund will be terminated as a series of the Corporation.

The Plan of Reorganization contains customary representations, warranties, and conditions. The Plan of Reorganization may be terminated with respect to the Reorganization if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time before the Effective Time, the Board or an authorized officer of the Corporation determines the Reorganization is inadvisable. The Plan of Reorganization may be terminated or amended by the mutual consent of the parties.

Reasons for the Reorganization

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•

After the Reorganization, shareholders will be invested in a Combined Fund that invests a substantial portion of its portfolio in equity securities selected by the same sub-adviser using similar principal investment strategies, while also allocating a portion of its portfolio to fixed income securities. This allocation to fixed income securities historically has provided less overall volatility, and would be expected to do so in the future (The Board noted that if a shareholder desires an all-equity strategy, there are other series in the Corporation available that have provided superior performance.);

•	The Survivor Fund outperformed the Target Fund by 475 basis points in average annual total return for the 5 year period ended June 30, 2013, and did so with less volatility, (although the Survivor Fund underperformed by 814 basis points for the 1 year period and 512 basis points for the 3 year period, the Directors noted that this performance is included in the 5 year performance and emphasized that they are more focused on longer term performance, and the lower volatility);

•	The Combined Fund (including the Income Opportunity Portfolio, which also is being merged into the Survivor Fund) resulting from the completion of the Reorganization is expected to achieve certain operating efficiencies from its larger net asset size;

•	The Combined Fund (including the Income Opportunity Portfolio), as a result of economies of scale, is expected to have a lower ratio of expenses to average net assets than that of the Target Fund prior to the Reorganization;

•	The Reorganization is not expected to result in any tax consequence to the owners of variable contacts;

•	The Funds and their shareholders will not bear any of the costs of the Reorganization; and

•	The Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund shares.

For these and other reasons, the Board concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Target Fund and that the interests of the shareholders of the Target Fund will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Federal Income Taxes

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by Ohio National Life and National Security. As a result, provided that the variable contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code or annuity contracts under Section 72 of the Internal Revenue Code, it is not anticipated that the owners of variable contracts will experience any tax liability or other tax effect, as a direct result of the Reorganization.

Moreover, the Reorganization is expected to qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code, pursuant to which no gain or loss will be recognized by the Funds or the insurance company separate accounts for federal income tax purposes. As a result of the Reorganization, it is anticipated that the Survivor Fund will succeed to the tax attributes of the Target Fund, subject to limitations that could limit the amount of the capital loss carryforwards from periods before the Reorganization that would be available to offset gains after the Reorganization.

Neither a tax ruling from the Internal Revenue Service nor any tax opinion regarding the Reorganization has been or will be requested. The owners of variable contracts and the insurance company separate accounts should consult their own tax advisors regarding the effect, if any, of the Reorganization in light of their particular circumstances. Also, because the above discussion relates only to federal income tax consequences of the Reorganization, those persons should also consult their tax advisors about foreign, state and local tax consequences, if any, of the Reorganization.

Expenses of the Reorganization

The costs of the Reorganization will be borne by Ohio National.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganization, the Survivor Fund will establish a position for each Target Fund shareholder on the books of the Survivor Fund containing the appropriate number of shares of the Survivor Fund to be received in the Reorganization. No certificates for shares of the Survivor Fund will be issued in connection with the Reorganization.

OTHER INFORMATION

Capitalization

The following table sets forth, as of June 30, 2013: (a) the unaudited capitalization of each Fund and (b) the unaudited pro forma combined capitalization of the Combined Fund assuming the Reorganization and the Concurrent Reorganization have taken place, which means the capitalization of the Combined Fund reflects the inclusion of the assets of the Survivor Fund, the Target Fund and the Income Opportunity Portfolio. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity. No assurance can be given as to how many shares of the Survivor Fund will be received by Target Fund shareholders at the Closing Date, and the information should not be relied upon to reflect the number of shares of the Combined Fund that actually will be received by Target Fund shareholders.

Fund	Total Net Assets	Adjusted Net Assets	Shares Outstanding	Net Asset Value Per Share	Adjusted Net Asset Value Per Share
Target Fund	$17,958,347	$17,958,347	1,370,687	$13.10	$13.10
Survivor Fund	$125,810,616	$125,810,616	7,344,800	$17.13	$17.13
Pro Forma —Combined Fund (Target Fund, Income Opportunity Portfolio and Survivor Fund)	$153,754,069	$153,754,069	8,975,719	$17.13	$17.13

Shareholder Information.

As of the Record Date, there were [                ] shares of the Target Fund outstanding. None of the Directors or officers of the Corporation directly owned shares of the Target Fund. As of the Record Date, no person was known by the Target Fund to own beneficially or of record 5% or more of any class of shares of the Target Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned

As of the Record Date, there were [                ] shares of the Survivor Fund outstanding. None of the Directors or officers of the Corporation directly owned shares of the Survivor Fund. As of the Record Date, no person was known by the Survivor Fund to own beneficially or of record 5% or more of any class of shares of the Survivor Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned

Shareholder Rights and Obligations

Both the Target Fund and Survivor Fund are classes of the Corporation, a corporation organized under the laws of the state of Maryland. Under the Corporation’s organizational documents, the Funds are authorized to issue 550,000,000 shares of common stock, with a par value of $1.00 per share, with 10,000,000 shares allocated to each of the Target Fund and the Survivor Fund.

With respect to each Fund, shares have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately.

When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of Survivor Fund, issued in the connection with the Reorganization), all shares are fully paid and non-assessable.

Shareholder Proposals

The Funds do not hold regular annual meetings of shareholders. As a general matter, the Survivor Fund does not intend to hold future regular annual or special meetings of its shareholders unless the election of directors is required by the 1940 Act. Any shareholder who wishes to submit a proposal for consideration at a meeting of shareholders of either Fund should send such proposal to Ohio National Fund, Inc., Attn: Secretary, One Financial Way, Montgomery, Ohio 45242. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of a Fund a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of August 15, 2013, among OHIO NATIONAL FUND, INC., a Maryland corporation, with its principal place of business at One Financial Way, Montgomery, Ohio 45242 (“Corporation”), on behalf of each segregated portfolio of assets (“series”) thereof listed under the heading “Target Funds” on Schedule A attached hereto (“Schedule A”) (each, a “Target Fund”) and Corporation on behalf of each series thereof listed under the heading “Survivor Funds” on Schedule A (each, a “Survivor Fund”); and, solely for purposes of paragraph 6, OHIO NATIONAL INVESTMENTS, INC., advisor to the Survivor Funds and Target Funds (“Ohio National”). (Corporation is sometimes referred to herein as an “Investment Company,” and each Target Fund and Survivor Fund is sometimes referred to herein as a “Fund.”) Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations (collectively, “Obligations”) of and by each Fund—and of and by the Investment Company of which that Fund is a series, on that Fund’s behalf—shall be the Obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series, on that Fund’s behalf, and (3) in no event shall any other series of the Corporation (including another series thereof) or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or the Investment Company of its Obligations set forth herein.

Corporation wishes to effect four reorganizations described in section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”). Each reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund to the corresponding Survivor Fund listed on Exhibit A (as to each Target Fund, the “corresponding Survivor Fund”) in exchange solely for (a) shares of beneficial interest of that corresponding Survivor Fund (“Survivor Fund Shares”), as described herein, and (b) the assumption by the Survivor Fund of all liabilities of the Target Fund, and (2) the subsequent distribution of the corresponding Survivor Fund Shares (which shall then constitute all of the assets of the Target Fund) pro rata to the shareholders in exchange for their shares of beneficial interest of the Target Fund (the “Target Fund Shares”) in complete liquidation thereof, and (3) terminating the Target Fund, all on the terms and conditions set forth herein (all the foregoing transactions involving each Target Fund and its corresponding Survivor Fund being referred to herein collectively as a “Reorganization”). The consummation of any particular Reorganization shall not be contingent on the consummation of any other Reorganization. (For convenience, the balance of this Agreement, except paragraphs 3.1(a), 3.1(r), 3.2(a) and 3.2(m), refers only to a single Reorganization, one Target Fund, and one Survivor Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Funds participating therein.)

The Investment Company’s board of directors (the “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of the Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on the Funds’ behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of each Fund that is a series thereof and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

In consideration of the mutual promises contained herein, the parties agree as follows:

1. PLAN OF REORGANIZATION AND TERMINATION

1.1. Subject to the requisite approvals and the terms and conditions set forth herein, Target Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Survivor Fund. In exchange therefor, Survivor Fund shall:

(a) issue and deliver to Target Fund, as applicable, the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) Survivor Fund Shares having an aggregate net asset value (NAV) equal to the aggregate NAV of all full and fractional Target Fund Shares then outstanding; and

(b) assume all of Target Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2 The Assets shall consist of all assets and property of every kind and nature—including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records—Target Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Target Fund’s books at that time.

1.3 The Liabilities shall consist of all of Target Fund’s liabilities, whether known or unknown, accrued or contingent, debts, obligations, and duties existing at the Effective Time, excluding Reorganization Expenses (as defined in paragraph 3.3(f)) borne by Ohio National pursuant to paragraph 6.

1.4 At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute all Survivor Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Target Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate. That distribution shall be accomplished by Corporation’s transfer agent’s opening accounts on Survivor Fund’s shareholder records in the Shareholders’ names and transferring those Survivor Fund Shares thereto. Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full and fractional Survivor Fund Shares having an aggregate NAV equal to the aggregate NAV of the Target Fund Shares that Shareholder holds at the Effective Time. All issued and outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund’s shareholder records. Corporation shall not issue certificates representing the Survivor Fund Shares issued in connection with the Reorganization.

1.5 (a) The value of the Target Fund’s net assets (the assets to be acquired by the Survivor Fund hereunder, net of liabilities assumed by the Survivor Fund) shall be the value of such net assets computed as of the close of business on the Closing Date, using the valuation procedures set forth in the Target Fund’s then current prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

(b) For purposes of the Reorganization, the net asset value per share of the Survivor Fund Shares shall be equal to the Survivor Fund’s net asset value per share computed as of the close of business on the Closing Date, using the valuation procedures set forth in the Survivor Fund’s prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

(c) All computations of value and NAV shall be made by U.S. Bancorp Fund Services, LLC (“UBFS”), accounting agent for the Funds, in accordance with its regular practice in pricing the shares and assets of each Fund.

1.6 Any transfer taxes payable on the issuance and transfer of Survivor Fund Shares in a name other than that of the registered holder on Target Fund’s shareholder records of the Target Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7 Any reporting responsibility of Target Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated, except that Survivor Fund shall be responsible for preparing and filing any Form N-Q or Form N-CSR (including the annual report to shareholders) if the fiscal period relating to such form ended prior to the Effective Time, but as of the Effective Time such form has not yet been filed.

1.8 After the Effective Time, Target Fund shall not conduct any business except in connection with its dissolution and termination. As soon as reasonably practicable after distribution of the Survivor Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, (a) Target Fund shall be terminated as a series of Corporation and (b) Corporation shall make all filings and take all other actions in connection therewith necessary and proper to effect Target Fund’s complete dissolution.

2. CLOSING AND EFFECTIVE TIME

2.1 Unless the parties agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on or about December 13, 2013 (“Effective Time”). The Closing shall be held at the offices of UBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

2.2 Corporation shall direct the custodian of Target Fund’s assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating and verifying that (a) the Assets it holds will be transferred to Survivor Fund at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target Fund to Survivor Fund, as reflected on Survivor Fund’s books immediately after the Effective Time, does or will conform to that information on Target Fund’s books immediately before the Effective Time.

2.3 Corporation shall direct its transfer agent to deliver at the Closing (a) to Corporation, a Certificate (1) verifying that Target Fund’s shareholder records contain each Shareholder’s name and address and the number of full and fractional outstanding Target Fund Shares that each such Shareholder owns at the Effective Time and (2) as to the opening of accounts on Survivor Fund’s shareholder records in the names of the Shareholders and (b) to Corporation, a confirmation, or other evidence satisfactory to Corporation, that the Survivor Fund Shares to be credited to Target Fund at the Effective Time have been credited to Target Fund’s account on those records.

2.4 Corporation shall deliver to Corporation and Ohio National, within five days before the Closing, a Certificate listing each security, by name of issuer and number of shares, that is being carried on Target Fund’s books at an estimated fair market value provided by an authorized pricing vendor for Target Fund.

2.5 At the Closing, the Investment Company shall deliver, on behalf of each Fund, as applicable, (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the Investment Company or its counsel reasonably requests and (b) a Certificate in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

3. REPRESENTATIONS AND WARRANTIES

3.1 Corporation, on Target Fund’s behalf, represents and warrants as follows:

(a) Corporation (1) is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland (“Maryland Law”), and its Articles of Restatement are on file with the Office of the Secretary of State of Maryland (“Secretary”), (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Target Fund is a duly established and designated series of Corporation;

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to Target Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) At the Effective Time, Corporation will have good and marketable title to the Assets for Target Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, Corporation, on Survivor Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(e) Corporation, with respect to Target Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Maryland Law, Corporation’s Articles of Restatement, or By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Corporation, on Target Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, on Target Fund’s behalf, is a party or by which it is bound;

(f) At or before the Effective Time, either (1) all material contracts and other commitments of Target Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge and/or Survivor Fund’s assumption of any liabilities of Target Fund thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Corporation may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to Target Fund or any of its properties or assets attributable or allocable to Target Fund, that, if adversely determined, would materially and adversely affect Target Fund’s financial condition or the conduct of its business; and Corporation, on Target Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target Fund’s business or Corporation’s ability to consummate the transactions contemplated hereby;

(h) Target Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year ended

December 31, 2012, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); and those Statements present fairly, in all material respects, Target Fund’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period then ended, and there are no known contingent liabilities of Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(i) Since December 31, 2012, there has not been any material adverse change in Target Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Target Fund Share due to declines in market values of securities Target Fund holds, the discharge of Target Fund liabilities, or the redemption of Target Fund Shares by its shareholders shall not constitute a material adverse change;

(j) All federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns shall have been paid or provision shall have been made for the payment thereof; to the best of Corporation’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target Fund is in compliance in all material respects with all applicable Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;

(k) Target Fund is classified as an association that is taxable as a corporation, for federal tax purposes; Target Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); for each taxable year of its operation (including its current taxable year), Target Fund has met (and for that year will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a regulated investment company (“RIC”) and has been (and for that year will be) eligible to and has computed (and for that year will compute) its federal income tax under section 852; Target Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l) All issued and outstanding Target Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target Fund’s shareholder records, as provided in paragraph 2.3; and Target Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Fund Shares, nor are there outstanding any securities convertible into any Target Fund Shares;

(m) Target Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(n) Target Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o) Not more than 25% of the value of Target Fund’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;

(p) Target Fund’s current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(q) The information to be furnished by Corporation for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 (as defined in paragraph 3.3(a) will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(r) The Articles of Restatement permit Corporation to vary its shareholders’ investment; Corporation does not have a fixed pool of assets; and each series thereof (including each Target Fund) is a managed portfolio of securities, and Ohio National has the authority to buy and sell securities for each Target Fund;

(s) Target Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus, except as previously disclosed in writing to Corporation;

(t) The Survivor Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

(u) At the Closing, at least 33 1⁄3% of Target Fund’s portfolio assets (by fair market value) will meet the investment objectives, strategies, policies, risks and restrictions of Survivor Fund, and Target Fund will not alter its portfolio in connection with the Reorganization to meet this 33 1⁄3% threshold. Target Fund did not enter into any line of business as part of the plan of reorganization;

(v) To the best of the knowledge of Target Fund’s management, (i) there is no plan or intention by Target Fund shareholders to sell, exchange, redeem, or otherwise dispose of a number of Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Target Fund shareholders’ ownership of Target Fund Shares (or equivalent Survivor Fund Shares) to a number of shares that was less than 50 percent of the number of Target Fund Shares outstanding prior to the Closing; and (ii) there is no plan or intention by any shareholder owning 5% or more of the Target Fund Shares to sell, exchange, redeem, or otherwise dispose of any Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization;

(w) During the five-year period ending on the Closing Date, neither Target Fund nor any person related (as defined in section 1.368-1(e)(4) of the Treasury Regulations without regard to 1.368-1(e)(4)(i)) to Target Fund will have (i) acquired Target Fund Shares with consideration other than Survivor Fund Shares or Target Fund Shares, except in the ordinary course of Target Fund’s business as an open-end investment company pursuant to section 22(e) of the 1940 Act; or (ii) made distributions with respect to Target Fund Shares except for (A) normal, regular dividend distributions made pursuant to the historic dividend paying practice of Target Fund, and (B) distributions and dividends declared and paid in order to ensure Target Fund’s continuing qualification as a regulated investment company and to avoid the imposition of fund-level tax; and

(x) There is no intercorporate indebtedness existing between Survivor Fund and Target Fund that was issued, acquired, or will be settled at a discount.

3.2 Corporation, on Survivor Fund’s behalf, represents and warrants as follows:

(a) Corporation (1) is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland (“Maryland Law”), and its Articles of Restatement are on file with the Office of the Secretary of State of Maryland (“Secretary”), (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Survivor Fund is a duly established and designated series of Corporation.

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Corporation’s Board; and this Agreement constitutes a valid and legally binding obligation of Corporation, with respect to Survivor Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) All issued and outstanding Survivor Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Survivor Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Survivor Fund Shares, nor are there outstanding any securities convertible into any Survivor Fund Shares. All of the Survivor Fund Shares to be issued and delivered to Corporation, for the account of the Target Fund shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Survivor Fund Shares and be fully paid and non-assessable by Corporation;

(e) No consideration other than Survivor Fund Shares (and Survivor Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(f) Corporation, with respect to Survivor Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Maryland Law, Corporation’s Articles of Restatement, or any Undertaking to which Corporation, on Survivor Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation, on Survivor Fund’s behalf, is a party or by which it is bound;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation’s knowledge, threatened against Corporation, with respect to Survivor Fund or any of its properties or assets attributable or allocable to Survivor Fund, that, if adversely determined, would materially and adversely affect Survivor Fund’s financial condition or the conduct of its business; and Corporation, on Survivor Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Survivor Fund’s business or Corporation’s ability to consummate the transactions contemplated hereby;

(h) Survivor Fund is (and will be) classified as an association that is taxable as a corporation, for federal tax purposes; Survivor Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under sections 851 and 852; for each taxable year of its operation (including its current taxable year), Survivor Fund has met (and for that year will meet) the requirements of Part I of Subchapter M for qualification as a RIC for its taxable year in which the Reorganization occurs, Survivor Fund will meet those requirements, and will be eligible to and will compute its federal income tax under section 852, for its taxable year in which the Reorganization occurs; and Survivor Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for the next taxable year;

(i) There is no plan or intention for Survivor Fund to be dissolved or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(j) Assuming the truthfulness and correctness of Corporation’s representation and warranty in paragraph 3.1(o), immediately after the Reorganization (1) not more than 25% of the value of Survivor Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

(k) Immediately after the Effective Time, Survivor Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(l) The information to be furnished by Corporation for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the N-14 will, at the Effective Time, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(m) The Articles of Restatement permit Corporation to vary its shareholders’ investment; Corporation will not have a fixed pool of assets; and each series thereof (including each Survivor Fund) will be a managed portfolio of securities, and Ohio National will have the authority to buy and sell securities for each Survivor Fund;

(n) Survivor Fund will acquire at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by Target Fund immediately prior to the Reorganization. For purposes of this representation, amounts paid by Target Fund to dissenters, amounts used by Target Fund to pay Target Fund’s Reorganization expenses, amounts paid by Target Fund to shareholders who receive cash or other property, and all redemptions and distributions (except redemptions in the ordinary course of Target Fund’s business as an open-end investment company pursuant to section 22(e) of the 1940 Act and regular, normal dividends) made by Target Fund immediately preceding the Reorganization will be included as assets of Target Fund held immediately prior to the Reorganization;

(o) Survivor Fund has no plan or intention to reacquire any of Survivor Fund Shares issued in the Reorganization, except in the ordinary course of its business as an open-end investment company pursuant to section 22(e) of the 1940 Act;

(p) Survivor Fund is in the same line of business as Target Fund preceding the Reorganization for purposes of Treasury Regulations section 1.368-1(d)(2). Following the Reorganization, Survivor Fund will continue such line of business or use a significant portion of Target Fund’s portfolio assets in a business, and Survivor Fund has no plan or intention to change such line of business. Survivor Fund did not enter into any line of business as part of the plan of reorganization. At the Closing, at least 33 1⁄3% of Target Fund’s portfolio assets (by fair market value) will meet the investment objectives, strategies, policies, risks and restrictions of Survivor Fund. Survivor Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks and restrictions after the Reorganization;

(q) To the best of the knowledge of Survivor Fund’s management, (i) there is no plan or intention by Target Fund shareholders to sell, exchange, redeem, or otherwise dispose of a number of Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Target Fund shareholders’ ownership of Target Fund Shares (or equivalent Survivor Fund Shares) to a number of shares that was less than 50 percent of the number of Target Fund Shares outstanding prior to the Closing; and (ii) there is no plan or intention by any shareholder owning 5% or more of the Target Fund Shares to sell, exchange, redeem, or otherwise dispose of any Target Fund Shares (or Survivor Fund Shares received in the Reorganization), in connection with the Reorganization;

(r) There is no plan or intention for Survivor Fund or any person related (as defined in Treasury Regulations section 1.368-1(e)(4)) to Survivor Fund, to acquire or redeem any of the Survivor Fund Shares issued in the Reorganization, either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions by Survivor Fund in the ordinary course of its business as an open-end investment company pursuant to section 22(e) of the 1940 Act; and

(s) There is no intercorporate indebtedness existing between Survivor Fund and Target Fund that was issued, acquired, or will be settled at a discount.

3.3 Corporation, on behalf of each Target Fund, and Corporation, on behalf of each Survivor Fund, respectively, hereby further covenant as follows:

(a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on either Fund’s behalf, except for (1) Corporation’s filing with the Commission of a combined prospectus/information statement on Form N-14 relating to the Survivor Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus (“N-14”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b) The fair market value of the Survivor Fund Shares each Shareholder receives will be equal to the fair market value of its Target Fund Shares it actually or constructively surrenders in exchange therefor;

(c) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by Survivor Fund and those to which the Assets are subject;

(e) None of the compensation received by any Shareholder who or that is an employee of or service provider to Target Fund will be separate consideration for, or allocable to, any of the Target Fund Shares that Shareholder holds; none of the Survivor Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services; and

(f) No expenses incurred by Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by Survivor Fund, Ohio National, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Survivor Fund Shares will be transferred to Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

4. COVENANTS

4.1 Corporation covenants to take all action necessary to obtain approval of the transactions contemplated hereby.

4.2 Corporation covenants to prepare the N-14 in compliance with applicable federal and state securities laws.

4.3 Corporation covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), it deems necessary or desirable in order to vest in, and confirm to, (a) Corporation, on Survivor Fund’s behalf, title to and possession of all the Assets, and (b) Corporation, on Target Fund’s behalf, title to and possession of the Survivor Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

4.4 Corporation covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue Survivor Fund’s operations after the Effective Time.

4.5 Subject to this Agreement, Corporation covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5. CONDITIONS PRECEDENT

Each Fund’s obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties on behalf of the other Fund contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

5.1 This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Board, on behalf of each Fund;

5.2 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit Corporation to carry out the transactions contemplated hereby. The N-14 shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to Corporation’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) Corporation deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

5.3 At the Effective Time, no action, suit, or other proceeding shall be pending (or, to Corporation’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.4 Prior to the Closing, Target Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to Target Fund Shareholders all of Target Fund’s

investment company taxable income for all taxable periods ending at the Effective Time (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending at the Effective Time (after reduction for any capital loss carryforward).

5.5 At any time before the Closing, Corporation may waive any of the foregoing conditions (except those set forth in paragraphs 5.1, 5.2 and 5.4) if, in the judgment of the Board, that waiver will not have a material adverse effect on the applicable Fund’s shareholders’ interests.

6. EXPENSES

Subject to complying with the representation and warranty contained in paragraph 3.3(f), Ohio National shall bear the entirety of the total Reorganization Expenses. The Reorganization Expenses include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing Target Fund’s prospectus supplements and the N-14, and printing and distributing Survivor Fund’s prospectus and the N-14, (2) legal and accounting fees, (3) transfer taxes for foreign securities and (4) any and all incremental Blue Sky fees. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC.

7. ENTIRE AGREEMENT; NO SURVIVAL

Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund, has not made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement of Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8. TERMINATION

This Agreement may be terminated at any time at or before the Closing with respect to the applicable Reorganization by resolution of either the Board, on behalf of each Target Fund, or the Board, on behalf of the corresponding Survivor Fund, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to such Target Fund or such Survivor Fund, respectively. Any such termination resolution will be effective when made. The termination of this Agreement with respect to a Target Fund or its corresponding Survivor Fund shall not affect the continued effectiveness of this Agreement with respect to any other Target Fund or Survivor Fund, nor shall it affect the rights and obligations of any party in respect of any breach of this Agreement occurring prior to such termination.

9. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Corporation, on behalf of each Target Fund, and Corporation, on behalf of the corresponding Survivor Fund.

10. SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

11. MISCELLANEOUS

11.1 This Agreement shall be governed by and construed in accordance with Ohio Law, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between that law and the federal securities laws, the latter shall govern.

11.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than Corporation, on Survivor Fund’s behalf, or Corporation, on Target Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

11.3 Notice is hereby given that this instrument is executed and delivered on behalf of Corporation’s directors solely in their capacities as directors, and not individually, and that Corporation’s obligations under this instrument are not binding on or enforceable against any of its directors, officers, shareholders, or series other than the applicable Fund but are only binding on and enforceable against its property attributable to and held for the benefit of such applicable Fund (“Fund’s Property”) and not Corporation’s property attributable to and held for the benefit of any other series thereof. Corporation, in asserting any rights or claims under this Agreement on its or a Fund’s behalf, shall look only to the corresponding Fund’s Property in settlement of those rights or claims and not to the property of any other series of Corporation or to those directors, officers, or shareholders.

11.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by Corporation, on behalf of each Target Fund, and Corporation on behalf of each Survivor Fund. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

[Remainder of This Page Intentionally Left Blank]

[Signature Page to Follow]

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

OHIO NATIONAL FUND, INC., on behalf of each Target Fund listed on Schedule A

By:	Christopher A. Carlson, President

/s/ Christopher A. Carlson

OHIO NATIONAL FUND, INC., on behalf of each Survivor Fund listed on Schedule A

By:	Christopher A. Carlson, President

/s/ Christopher A. Carlson

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rates an investment in each Fund would have earned (or lost), assuming reinvestment of all dividends and distributions. The performance information provided in the Financial Statements does not include variable contract fees and expenses. If variable contract fees and expenses were included, performance would be lower. The following information for the fiscal years ended December 31 has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm. It is an integral part of the Fund’s audited financial statements included in the Fund’s Annual Report to members and incorporated by reference into the Statement of Additional Information. The following information for the six month period ended June 30, 2013 has been derived from the Fund’s semi-annual financial statements, which have not been audited. It is an integral part of the Fund’s unaudited financial statements included in the Fund’s Semi-Annual Report to members and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements.

U.S. Equity Portfolio							Balanced Portfolio
	Six-Month Period Ended June 30, 2013 (Unaudited)		Years Ended December 31,				Six-Month Period Ended June 30, 2013 (Unaudited)		Years Ended December 31,
			2012	2011	2010	2009			2012	2011	2010	2009
Selected per-share data:
Net asset value, beginning of period	$11.43		$10.03	$10.23	$9.16	$7.91	$15.76		$13.91	$13.87	$13.13	$10.74
Operations:
Net investment income	0.03		0.08	0.07	0.08	0.07	0.03		0.10	0.31	0.32	0.29
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and written options	1.64		1.38	(0.27)	1.06	1.24	1.34		1.75	(0.00)	0.70	2.39

Total from operations	1.67		1.46	(0.20)	1.14	1.31	1.37		1.85	0.31	1.02	2.68

Distributions:
Distributions from net investment income	—		(0.06)	—	(0.07)	(0.06)	—		—	(0.27)	(0.28)	(0.29)

Net asset value, end of period	$13.10		$11.43	$10.03	$10.23	$9.16	$17.13		$15.76	$13.91	$13.87	$13.13

Total return	14.61	%(b)	14.61%	-1.96%	12.46%	16.57%	8.69	%(b)	13.30%	2.29%	7.78%	24.92%
Ratios and supplemental data:
Net assets at end of period (millions)	$18.0		$15.6	$13.3	$14.5	$14.6	$125.8		$77.1	$17.1	$14.5	$13.6
Ratios to average net assets:
Expenses	0.98	%(a)	1.02%	0.99%	1.01%	1.04%	0.76	%(a)	0.86%	0.94%	0.99%	1.08%
Net investment income	0.45	%(a)	0.73%	0.61%	0.86%	0.90%	1.11	%(a)	1.90%	2.33%	2.48%	2.99%
Portfolio turnover rate	13%		53%	75%	98%	173%	26%		60%	47%	56%	72%

(a)	Annualized.
(b)	Not annualized.

B-1

STATEMENT OF ADDITIONAL INFORMATION

[                    ], 2013

U.S. EQUITY PORTFOLIO

AND

BALANCED PORTFOLIO

each a series of Ohio National Fund, Inc.

One Financial Way

Montgomery, Ohio 45242

1-800-366-6654

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Information Statement dated [                    ], 2013 (the “Combined Prospectus/Information Statement”) for the Survivor Fund and the Target Fund, each a class (herein referred to as “series”) of Ohio National Fund, Inc. (the “Corporation”). Copies of the Combined Prospectus/Information Statement may be obtained at no charge by writing to the Ohio National Funds at One Financial Way, Montgomery, Ohio 45242 or by calling 1-800-366-6654. Unless otherwise indicated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Information Statement.

This Statement of Additional Information contains information that may be of interest to shareholders of the Target Fund relating to the Reorganization, but that is not included in the Combined Prospectus/Information Statement. As described in the Combined Prospectus/Information Statement, the Reorganization would involve the transfer of substantially all of the assets, and the assumption of the liabilities, of the Target Fund in exchange for shares of the Survivor Fund. The Target Fund would distribute the Survivor Fund shares it receives to its shareholders in complete liquidation of the Target Fund.

The Funds will furnish, without charge, a copy of their most recent Annual Report and/or Semi-Annual Report. Requests should be directed to the Ohio National Funds at One Financial Way, Montgomery, Ohio 45242 or by calling 1-800-366-6654.

1

ADDITIONAL INFORMATION ABOUT THE FUNDS	3
PRO FORMA FINANCIAL INFORMATION (UNAUDITED)	4

2

ADDITIONAL INFORMATION ABOUT THE FUNDS

Further information about each of the Survivor Fund and the Target Fund, each a series of the Corporation, is contained in and incorporated by reference to the Funds’ Statement of Additional Information dated May 1, 2013, as it may be amended and/or supplemented from time to time. Management’s discussion of fund performance, audited financial statements and related report of the independent registered public accounting firm for the Funds are contained in the Funds’ Annual Report for the fiscal year ended December 31, 2012 and are incorporated in this Statement of Additional Information by reference. No other parts of the Funds’ Annual Report are incorporated by reference in this Statement of Additional Information. Unaudited financial statements for the Funds are contained in the Funds’ Semi-Annual Report for the six-month period ended June 30, 2013 and are incorporated in this Statement of Additional Information by reference. No other parts of the Funds’ Semi-Annual Report are incorporated by reference in this Statement of Additional Information.

3

Pro Forma Financial Information

(Unaudited)

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. All pro forma information shown herein is for the Combined Fund taking into account both the Reorganization and the Concurrent Reorganization, which means the financial information for the Combined Fund reflects the inclusion of the Survivor Fund, Income Opportunity Portfolio and the U.S. Equity Portfolio. The Income Opportunity Portfolio and the U.S. Equity Portfolio are referred to herein as “Target Funds”. These pro forma numbers have been estimated in good faith based on information regarding the Target Funds and Survivor Fund as of June 30, 2013, using the fees and expenses information as shown in the Proxy Statement/Prospectus. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds and Survivor Fund, which are available in their annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1—Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Funds into the Survivor Fund pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) as if the Reorganization occurred on June 30, 2013.

Target Funds	Survivor Fund
U.S. Equity and Income Opportunity Portfolio	Balanced Portfolio

Note 2—Basis of Pro Forma

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Survivor Fund or its shareholders as a direct result of the Reorganization. The Target Funds and the Survivor Fund are all registered open-end management investment companies. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities of the Target Funds by the Survivor Fund in exchange for shares of the Survivor Fund, followed by the distribution of such shares to the Target Funds’ shareholders in complete liquidation and termination of the Target Funds. The pro forma financial information has been adjusted to reflect the assumption that each Target Fund distributes its undistributed net investment income to its shareholders prior to the Reorganization. The shareholders of the U.S. Equity Portfolio would have received 1,048,017 shares of the Survivor Fund had the Reorganization occurred on June 30, 2013. The shareholders of the Income Opportunity Portfolio would have received 582,563 shares of the Survivor Fund had the Reorganization occurred on June 30, 2013.

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes. In accordance with accounting principles generally accepted in the United States of America, for financial reporting purposes, the historical cost basis of the investments received from the Target Funds will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the Surviving Fund with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As-of Date
U.S. Equity Portfolio (Target Fund)	$17,958,347	June 30, 2013
Income Opportunity Portfolio (Target Fund)	$9,985,106	June 30, 2013
Balanced Portfolio (Survivor Fund)	$125,810,616	June 30, 2013
Balanced Portfolio (Pro Forma Combined Fund)	$153,754,069	June 30, 2013

4

Note 3—Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the Pro Forma Combined Fund financial information as if the Reorganization had taken place on June 30, 2013 using the fees and expenses information shown in the Proxy Statement/Prospectus. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Funds and Survivor Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect this information. Percentages presented below are the increase (decrease) in expenses divided by the Pro Forma Combined Fund net assets presented in Note 2. Actual results could differ from those estimates. No other significant pro forma effects are expected to result from the Reorganization.

	Fee and Expense Increase (Decrease)
Net Expense Category	Dollar Amount	Percentage
Management fees	$(29,577)	(0.02	%)(1)
Custodian fees	(1,616)	(0.00	%)(2)(3)
Professional fees	(24,582)	(0.02	%)(2)
Accounting fees	(7,075)	(0.00	%)(2)(3)
Printing and filing fees	(559)	(0.00	%)(2)(3)
Compliance expense	(27,241)	(0.02	%)(2)

Total Pro Forma Net Expense Adjustment	$(90,650)	(0.06%)

(1)	Reflects the impact of applying the Survivor Fund’s management fee rate following the Reorganization to the Combined Fund’s average net assets.
(2)	Reflects the anticipated reduction of certain duplicative expenses eliminated as a result of the Reorganization.
(3)	Rounds to less than (0.01%).

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. No significant changes to any existing contracts of the Survivor Fund are expected as a result of the Reorganization.

Note 4—Accounting Survivor

The Survivor Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition, strategies, investment objective, expense structure and policies/restrictions of the Survivor Fund.

5

Note 5—Capital Loss Carryforwards

At June 30, 2013, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. For net capital losses arising in taxable years beginning after December 22, 2010 (“post-enactment losses”), a Fund will generally be able to carry-forward such capital losses indefinitely. A Fund’s net capital losses from taxable years beginning on or prior to December 22, 2010, however, will remain subject to their current expiration dates and can be used only after the post-enactment losses. The Funds had loss carryforwards as follows:

Target Fund—U.S. Equity Portfolio
Year of Loss	Date of Expiration	Amount of Current Year Capital Loss Carryover
2008	2016	$1,759,920
2009	2017	$4,006,418

		$5,766,338

Target Fund—Income Opportunity Portfolio
Year of Loss	Date of Expiration	Amount of Current Year Capital Loss Carryover
2009	2016	$37,641
2010	2017	$140,440

		$178,081

Survivor Fund—Balanced Portfolio
Year of Loss	Date of Expiration	Amount of Current Year Capital Loss Carryover
2009	2017	$344,425

6

Part C

Other Information

ITEM 15.	Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a “corporate representative”) of the Registrant (a Maryland corporation), except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys’ fees, and judgments, fines, penalties, and amounts paid in settlement, if such expenses were actually and reasonably incurred by the corporate representative in connection with the proceeding, if: (i) he or she acted in good faith; (ii) in the case of conduct in his or her official capacity he or she reasonably believed that his or her conduct was in the best interests of the Registrant, and in all other cases he or she reasonably believed that his or her conduct was not opposed to the best interests of the Registrant; and (iii) with respect to any criminal proceeding, he or she had no reasonable cause to believe his or her conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against reasonable expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant except where the corporate representative has been adjudged liable to the Registrant.

Under Article 11 of the Registrant’s By-laws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article 11 of Registrant’s By-laws and Section 2-418 of the Maryland General Corporation Law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a manager, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant may maintain a standard and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Directors and officers, and could cover its adviser and its affiliates, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 16.	Exhibits

(1) Articles of Restatement of Registrant were filed as Exhibit (a)(1) of Registrant’s Form N-1A, Post-Effective Amendment No. 54 on April 25, 2008 and are incorporated by reference herein.

(2) By-laws of the Registrant (as amended March 16, 1989) were filed as Exhibit (2) of the Registrant’s Form N-1A, Post-effective Amendment No. 17, on March 27, 1989 and are incorporated by reference herein.

(3) Not Applicable.

(4) Plan of Reorganization, dated August 15, 2013, is filed herewith.

(5) None

1

(6)(a) Investment Advisory Agreement between the Registrant and Ohio National Investments, Inc., dated May 1, 1996, was filed as Exhibit (5)(a) of the Registrant’s Form N-1A, Post-effective Amendment No. 31, on March 1, 1996, and Schedule A, thereto effective May 1, 1998, was filed as Exhibit (5)(a)(1) of the Registrant’s Form N-1A, Post-effective Amendment no. 35 on February 13, 1998 and is incorporated by reference herein.

(6)(a)(i) Schedule A, as amended effective August 17, 2007 to the Investment Advisory Agreement between the Registrant and Ohio National Investments, Inc. was filed as Exhibit (d)(1)(b) of Registrant’s Form N-1A, Post-Effective Amendment No. 54 on April 25, 2008 and is incorporated by reference herein.

(6)(b) Sub-Advisory Agreement (for the Target Equity/Income Portfolio and the Target VIP Portfolio) between Ohio National Investments, Inc. and First Trust Advisors L.P., dated October 12, 2010 is filed herewith.

(6)(c) Sub-Advisory Agreement between Ohio National Investments, Inc. and Neuberger Berman Management LLC as to the Millennium Portfolio was filed as Appendix A of Registrant’s Definitive 14C on July 17, 2009 and is incorporated by reference herein.

(6)(d) Sub-advisory Agreement between the Registrant and Janus Capital Corporation as to the Small Cap Growth Portfolio was filed as Exhibit (d)(12) of Registrant’s Form N-1A, Post-Effective Amendment No. 51 on April 27, 2006 and is incorporated by reference herein.

(6)(d)(i) First Amendment to Sub-advisory Agreement between the Registrant and Janus Capital Corporation was filed as Exhibit 99(d)(12)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 57 on April 28, 2010 and is incorporated by reference herein.

(6)(e) Sub-Advisory Agreement dated April 30, 2004 (for the U.S. Equity, Balanced and Income Opportunity Portfolios) between Ohio National Investments, Inc. and ICON Advisers, Inc. was filed as Exhibit (d)(11)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 46 on February 13, 2004 and is incorporated by reference herein.

(6)(e)(i) Amendment to Sub-advisory Agreement between the Registrant and ICON Advisers, Inc. was filed herewith as Exhibit 99(d)(11)(a) of Registrant’s Form N-1A, Post-Effective Amendment No. 57 on April 28, 2010 and is incorporated by reference herein.

(7) None

(8) None

(9) Custody Agreement between the Registrant and U.S. Bank National Association was filed as Exhibit (g)(2) of Registrant’s Form N-1A, Post-Effective Amendment No. 51 on April 27, 2006 and is incorporated by reference herein.

(10) None

(11) Opinion and consent of Thompson Hine LLP will be filed by amendment.

(12) None

(13) Fund Accounting Servicing Agreement the Registrant and U.S. Bancorp Fund Services, LLC was filed as Exhibit (h)(7) of Registrant’s Form N-1A, Post-effective Amendment No. 51 on April 27, 2006 and is incorporated by reference herein.

(14) Consent of KPMG LLP is filed herewith.

2

(15)(a) Annual Report of the Registrant was filed on Form N-CSR on March 8, 2013 and is incorporated by reference herein.

(15)(b) Semi-Annual Report of the Registrant was filed on Form N-CSR on September 6, 2013 and is incorporated by reference herein.

(16) Powers of Attorney are filed herewith.

ITEM 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Montgomery, and State of Ohio on the 30th day of October, 2013.

OHIO NATIONAL FUND, INC. (Registrant)

By:	/s/ Christopher A. Carlson
Christopher A. Carlson, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Christopher A. Carlson Christopher A. Carlson	President (Principal Executive Officer)	October 30, 2013

* /s/ John J. Palmer John J. Palmer	Director	October 30, 2013

/s/ R. Todd Brockman R. Todd Brockman	Treasurer (Principal Financial and Accounting Officer)	October 30, 2013

* /s/ John I. Von Lehman John I. Von Lehman	Director	October 30, 2013

* /s/ Madeleine W. Ludlow Madeleine W. Ludlow	Director	October 30, 2013

* /s/ George M. Vredeveld George M. Vredeveld	Director	October 30, 2013

/s/ Kimberly A. Plante
Kimberly A. Plante
*Attorney in fact pursuant to Powers of Attorney, which have been filed herewith.

4

Exhibits

(4) Plan of Reorganization

(6)(b) Sub-Advisory Agreement (for the Target Equity/Income Portfolio and the Target VIP Portfolio) between Ohio National Investments, Inc. and First Trust Advisors L.P., dated October 12, 2010

(14) Consent of KPMG LLP

(16) Powers of Attorney